UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1: Schedule of Investments

Vanguard Tax-Managed Growth and Income Fund

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (12.5%)
* Amazon.com Inc.	75,067	23,469
Comcast Corp. Class A	496,533	22,418
Home Depot Inc.	290,506	22,035
Walt Disney Co.	336,908	21,727
McDonald's Corp.	202,462	19,479
Twenty-First Century Fox Inc.	402,924	13,498
Ford Motor Co.	799,075	13,480
Time Warner Inc.	186,566	12,278
Starbucks Corp.	152,441	11,733
NIKE Inc. Class B	151,704	11,020
* priceline.com Inc.	10,431	10,545
Lowe's Cos. Inc.	213,282	10,154
Target Corp.	127,973	8,188
TJX Cos. Inc.	144,838	8,167
Viacom Inc. Class B	87,999	7,355
* General Motors Co.	190,928	6,868
Time Warner Cable Inc.	57,885	6,460
Yum! Brands Inc.	90,362	6,451
CBS Corp. Class B	114,043	6,291
* DIRECTV	103,491	6,184
Johnson Controls Inc.	138,822	5,761
* Discovery Communications Inc. Class A	46,800	3,951
* Netflix Inc.	11,959	3,698
VF Corp.	17,702	3,524
* Bed Bath & Beyond Inc.	44,464	3,440
* Dollar General Corp.	60,263	3,402
Delphi Automotive plc	57,248	3,344
Omnicom Group Inc.	52,475	3,329
Macy's Inc.	76,286	3,301
Ross Stores Inc.	43,923	3,198
Coach Inc.	57,063	3,112
* AutoZone Inc.	7,182	3,036
L Brands Inc.	48,768	2,980
Mattel Inc.	70,283	2,942
Harley-Davidson Inc.	45,127	2,899
Carnival Corp.	88,540	2,890
* O'Reilly Automotive Inc.	21,968	2,803
* Chipotle Mexican Grill Inc. Class A	6,258	2,683
Starwood Hotels & Resorts Worldwide Inc.	39,511	2,626
Wynn Resorts Ltd.	16,493	2,606
* Dollar Tree Inc.	45,316	2,590
Genuine Parts Co.	31,276	2,530
Whirlpool Corp.	16,073	2,354
BorgWarner Inc.	23,101	2,342
Gap Inc.	55,910	2,252
* CarMax Inc.	45,191	2,190
Kohl's Corp.	41,513	2,148
Best Buy Co. Inc.	54,478	2,043
Ralph Lauren Corp. Class A	12,235	2,015

Staples Inc.	134,430	1,969
PVH Corp.	16,311	1,936
Marriott International Inc. Class A	46,024	1,936
Scripps Networks Interactive Inc. Class A	22,281	1,740
Tiffany & Co.	22,303	1,709
* TripAdvisor Inc.	22,413	1,700
Nordstrom Inc.	29,236	1,643
Wyndham Worldwide Corp.	26,896	1,640
* News Corp. Class A	100,231	1,610
Newell Rubbermaid Inc.	58,489	1,608
PetSmart Inc.	20,749	1,582
Interpublic Group of Cos. Inc.	86,209	1,481
Comcast Corp.	33,914	1,471
H&R Block Inc.	55,157	1,470
Family Dollar Stores Inc.	19,556	1,408
Gannett Co. Inc.	46,625	1,249
Darden Restaurants Inc.	26,211	1,213
Lennar Corp. Class A	33,969	1,203
GameStop Corp. Class A	23,921	1,188
* Fossil Group Inc.	10,112	1,175
PulteGroup Inc.	69,907	1,153
Garmin Ltd.	25,000	1,130
Expedia Inc.	21,813	1,130
* Goodyear Tire & Rubber Co.	50,143	1,126
DR Horton Inc.	56,555	1,099
Hasbro Inc.	23,105	1,089
International Game Technology	52,578	995
Harman International Industries Inc.	13,981	926
Leggett & Platt Inc.	28,981	874
* Urban Outfitters Inc.	22,540	829
Cablevision Systems Corp. Class A	44,068	742
* AutoNation Inc.	13,049	681
Abercrombie & Fitch Co.	15,706	556
Washington Post Co. Class B	900	550
* JC Penney Co. Inc.	61,775	545
		378,145
Consumer Staples (10.1%)
Procter & Gamble Co.	554,994	41,952
Coca-Cola Co.	773,209	29,289
Philip Morris International Inc.	328,217	28,420
PepsiCo Inc.	312,434	24,839
Wal-Mart Stores Inc.	330,113	24,415
CVS Caremark Corp.	249,174	14,141
Altria Group Inc.	406,452	13,962
Mondelez International Inc. Class A	361,244	11,350
Colgate-Palmolive Co.	178,838	10,605
Costco Wholesale Corp.	88,553	10,194
Walgreen Co.	176,402	9,490
Kimberly-Clark Corp.	77,686	7,320
Kraft Foods Group Inc.	120,193	6,303
General Mills Inc.	130,369	6,247
Archer-Daniels-Midland Co.	133,039	4,901
Whole Foods Market Inc.	75,628	4,424
Kroger Co.	105,473	4,255
Sysco Corp.	119,085	3,790
Estee Lauder Cos. Inc. Class A	51,892	3,627
Lorillard Inc.	75,625	3,387

Reynolds American Inc.	64,537	3,148
Kellogg Co.	51,593	3,030
Mead Johnson Nutrition Co.	40,790	3,029
Hershey Co.	30,218	2,795
ConAgra Foods Inc.	85,702	2,600
Brown-Forman Corp. Class B	33,025	2,250
JM Smucker Co.	21,228	2,230
Clorox Co.	26,328	2,152
Beam Inc.	32,520	2,102
Coca-Cola Enterprises Inc.	50,360	2,025
* Constellation Brands Inc. Class A	33,722	1,936
Dr Pepper Snapple Group Inc.	41,218	1,847
Avon Products Inc.	87,243	1,797
McCormick & Co. Inc.	26,843	1,737
Tyson Foods Inc. Class A	57,131	1,616
Molson Coors Brewing Co. Class B	31,710	1,590
Safeway Inc.	49,010	1,568
Campbell Soup Co.	36,530	1,487
* Monster Beverage Corp.	27,463	1,435
Hormel Foods Corp.	27,400	1,154
		304,439
Energy (10.5%)
Exxon Mobil Corp.	891,767	76,728
Chevron Corp.	391,397	47,555
Schlumberger Ltd.	268,293	23,706
ConocoPhillips	247,450	17,200
Occidental Petroleum Corp.	163,068	15,253
Anadarko Petroleum Corp.	101,666	9,454
EOG Resources Inc.	55,029	9,315
Halliburton Co.	171,495	8,257
Phillips 66	123,893	7,163
Apache Corp.	81,984	6,980
National Oilwell Varco Inc.	86,453	6,753
Pioneer Natural Resources Co.	28,170	5,319
Williams Cos. Inc.	138,010	5,018
Marathon Oil Corp.	143,144	4,993
Noble Energy Inc.	72,866	4,883
Kinder Morgan Inc.	136,624	4,860
Spectra Energy Corp.	135,371	4,634
Hess Corp.	58,411	4,518
Devon Energy Corp.	76,608	4,425
Baker Hughes Inc.	89,640	4,401
Marathon Petroleum Corp.	63,424	4,079
Valero Energy Corp.	109,715	3,747
Cabot Oil & Gas Corp.	85,476	3,190
* Cameron International Corp.	50,075	2,923
EQT Corp.	30,282	2,687
* FMC Technologies Inc.	47,956	2,658
Chesapeake Energy Corp.	102,527	2,653
* Southwestern Energy Co.	71,053	2,585
Ensco plc Class A	47,275	2,541
Range Resources Corp.	33,186	2,518
Murphy Oil Corp.	35,566	2,145
Noble Corp.	51,051	1,928
CONSOL Energy Inc.	46,589	1,568
Helmerich & Payne Inc.	21,487	1,482
* Denbury Resources Inc.	76,192	1,403

Tesoro Corp.	27,284	1,200
QEP Resources Inc.	36,468	1,010
Peabody Energy Corp.	55,275	953
* Rowan Cos. plc Class A	24,886	914
Diamond Offshore Drilling Inc.	14,311	892
Nabors Industries Ltd.	52,606	845
* WPX Energy Inc.	40,918	788
* Newfield Exploration Co.	27,011	739
		316,863
Financials (16.3%)
Wells Fargo & Co.	978,933	40,450
JPMorgan Chase & Co.	762,586	39,418
* Berkshire Hathaway Inc. Class B	330,109	37,471
Bank of America Corp.	2,176,452	30,035
Citigroup Inc.	616,046	29,884
American International Group Inc.	298,764	14,529
American Express Co.	188,153	14,209
US Bancorp	372,974	13,643
Goldman Sachs Group Inc.	84,682	13,398
MetLife Inc.	227,137	10,664
Simon Property Group Inc.	62,801	9,309
Capital One Financial Corp.	118,023	8,113
PNC Financial Services Group Inc.	107,876	7,816
Morgan Stanley	282,071	7,602
Prudential Financial Inc.	94,133	7,341
Bank of New York Mellon Corp.	233,274	7,043
BlackRock Inc.	25,553	6,915
ACE Ltd.	68,919	6,448
Travelers Cos. Inc.	75,567	6,406
State Street Corp.	90,405	5,944
American Tower Corporation	80,057	5,935
Aflac Inc.	94,417	5,853
Charles Schwab Corp.	234,613	4,960
Discover Financial Services	98,033	4,955
Marsh & McLennan Cos. Inc.	111,215	4,843
BB&T Corp.	142,057	4,794
Allstate Corp.	93,776	4,740
CME Group Inc.	63,810	4,714
Public Storage	29,189	4,686
Aon plc	62,639	4,663
Chubb Corp.	51,754	4,620
Franklin Resources Inc.	82,378	4,164
* Berkshire Hathaway Inc. Class A	23	3,919
Prologis Inc.	101,170	3,806
T. Rowe Price Group Inc.	52,748	3,794
HCP Inc.	91,818	3,760
Ventas Inc.	59,558	3,663
McGraw Hill Financial Inc.	55,747	3,656
Ameriprise Financial Inc.	40,042	3,647
Equity Residential	68,032	3,645
Health Care REIT Inc.	57,803	3,606
SunTrust Banks Inc.	109,014	3,534
Weyerhaeuser Co.	117,228	3,356
Boston Properties Inc.	30,602	3,271
Fifth Third Bancorp	179,919	3,246
AvalonBay Communities Inc.	24,662	3,134
Progressive Corp.	112,093	3,052

Vornado Realty Trust	35,357	2,972
M&T Bank Corp.	26,409	2,956
Loews Corp.	61,894	2,893
Hartford Financial Services Group Inc.	92,744	2,886
Invesco Ltd.	90,471	2,886
Moody's Corp.	39,018	2,744
* IntercontinentalExchange Inc.	14,714	2,669
Host Hotels & Resorts Inc.	149,842	2,648
Regions Financial Corp.	282,413	2,615
Northern Trust Corp.	45,848	2,494
Principal Financial Group Inc.	55,814	2,390
Lincoln National Corp.	54,025	2,269
SLM Corp.	88,237	2,197
KeyCorp	186,160	2,122
NYSE Euronext	49,237	2,067
XL Group plc Class A	58,726	1,810
Leucadia National Corp.	63,639	1,734
Kimco Realty Corp.	82,123	1,657
Unum Group	53,725	1,635
Macerich Co.	27,891	1,574
Plum Creek Timber Co. Inc.	32,715	1,532
Comerica Inc.	37,993	1,494
Cincinnati Financial Corp.	29,895	1,410
Huntington Bancshares Inc.	170,223	1,406
Torchmark Corp.	18,899	1,367
* CBRE Group Inc. Class A	56,221	1,300
* Genworth Financial Inc. Class A	100,034	1,279
Zions Bancorporation	36,740	1,007
* E*TRADE Financial Corp.	57,059	942
People's United Financial Inc.	64,032	921
Hudson City Bancorp Inc.	95,019	860
Assurant Inc.	15,109	817
Apartment Investment & Management Co. Class A	29,092	813
NASDAQ OMX Group Inc.	23,395	751
Legg Mason Inc.	22,136	740
		492,511
Health Care (13.1%)
Johnson & Johnson	570,941	49,495
Pfizer Inc.	1,341,193	38,506
Merck & Co. Inc.	593,459	28,255
* Gilead Sciences Inc.	310,520	19,513
Amgen Inc.	152,796	17,104
Bristol-Myers Squibb Co.	333,917	15,454
UnitedHealth Group Inc.	205,872	14,742
AbbVie Inc.	321,635	14,387
* Celgene Corp.	83,381	12,835
* Biogen Idec Inc.	48,058	11,570
Medtronic Inc.	202,226	10,768
Abbott Laboratories	314,735	10,446
* Express Scripts Holding Co.	164,872	10,186
Eli Lilly & Co.	200,848	10,109
Baxter International Inc.	109,858	7,217
Thermo Fisher Scientific Inc.	72,654	6,695
McKesson Corp.	46,435	5,958
Covidien plc	93,278	5,684
Allergan Inc.	59,967	5,424
WellPoint Inc.	60,852	5,088

* Regeneron Pharmaceuticals Inc.	15,832	4,953
Aetna Inc.	75,443	4,830
* Alexion Pharmaceuticals Inc.	39,444	4,582
* Actavis Inc.	31,127	4,482
Cigna Corp.	57,266	4,401
Stryker Corp.	59,850	4,045
Becton Dickinson and Co.	39,316	3,932
Cardinal Health Inc.	69,155	3,606
* Vertex Pharmaceuticals Inc.	47,253	3,583
Agilent Technologies Inc.	67,084	3,438
* Boston Scientific Corp.	273,016	3,205
Zoetis Inc.	100,701	3,134
* Cerner Corp.	59,176	3,110
St. Jude Medical Inc.	57,608	3,090
* Intuitive Surgical Inc.	8,035	3,023
Humana Inc.	31,962	2,983
* Mylan Inc.	77,474	2,957
AmerisourceBergen Corp. Class A	47,024	2,873
Zimmer Holdings Inc.	34,196	2,809
* Life Technologies Corp.	34,782	2,603
Perrigo Co.	19,102	2,357
* DaVita HealthCare Partners Inc.	35,826	2,038
* Forest Laboratories Inc.	47,323	2,025
Quest Diagnostics Inc.	30,742	1,900
CR Bard Inc.	16,129	1,858
* Waters Corp.	17,377	1,846
* Laboratory Corp. of America Holdings	18,268	1,811
* Varian Medical Systems Inc.	21,849	1,633
* CareFusion Corp.	44,189	1,631
* Edwards Lifesciences Corp.	22,943	1,597
* Hospira Inc.	33,654	1,320
DENTSPLY International Inc.	29,053	1,261
Tenet Healthcare Corp.	21,004	865
PerkinElmer Inc.	22,637	855
Patterson Cos. Inc.	17,240	693
Warner Chilcott plc Class A	25,313	578
		395,343
Industrials (10.7%)
General Electric Co.	2,063,175	49,289
United Technologies Corp.	170,996	18,437
Boeing Co.	140,801	16,544
3M Co.	131,698	15,726
Union Pacific Corp.	93,977	14,598
United Parcel Service Inc. Class B	146,599	13,395
Honeywell International Inc.	159,257	13,225
Caterpillar Inc.	128,976	10,753
Emerson Electric Co.	144,900	9,375
Danaher Corp.	121,366	8,413
Lockheed Martin Corp.	54,699	6,977
FedEx Corp.	60,334	6,885
Precision Castparts Corp.	29,554	6,716
Eaton Corp. plc	95,706	6,589
Illinois Tool Works Inc.	83,857	6,396
Deere & Co.	77,593	6,315
General Dynamics Corp.	67,222	5,883
CSX Corp.	207,317	5,336
Raytheon Co.	65,282	5,031

Norfolk Southern Corp.	63,184	4,887
Cummins Inc.	35,244	4,683
Northrop Grumman Corp.	46,589	4,438
Delta Air Lines Inc.	174,071	4,106
PACCAR Inc.	71,535	3,982
Waste Management Inc.	89,034	3,672
Ingersoll-Rand plc	54,800	3,559
WW Grainger Inc.	12,553	3,285
Tyco International Ltd.	93,568	3,273
Parker Hannifin Corp.	30,090	3,271
Dover Corp.	34,784	3,125
Rockwell Automation Inc.	28,203	3,016
Stanley Black & Decker Inc.	32,689	2,961
Fastenal Co.	54,882	2,758
Roper Industries Inc.	20,059	2,665
Pentair Ltd.	40,389	2,623
Kansas City Southern	22,349	2,444
Fluor Corp.	32,868	2,332
AMETEK Inc.	49,586	2,282
Southwest Airlines Co.	143,224	2,085
* Stericycle Inc.	17,464	2,015
CH Robinson Worldwide Inc.	32,180	1,917
Rockwell Collins Inc.	27,714	1,881
Expeditors International of Washington Inc.	41,660	1,836
Republic Services Inc. Class A	55,011	1,835
Flowserve Corp.	28,704	1,791
Pall Corp.	22,573	1,739
L-3 Communications Holdings Inc.	18,277	1,727
ADT Corp.	40,486	1,646
Nielsen Holdings NV	43,645	1,591
Masco Corp.	72,619	1,545
Textron Inc.	55,963	1,545
* Jacobs Engineering Group Inc.	26,482	1,541
Equifax Inc.	24,367	1,458
* Quanta Services Inc.	43,569	1,199
Snap-on Inc.	11,967	1,191
Joy Global Inc.	21,789	1,112
Robert Half International Inc.	27,801	1,085
Cintas Corp.	21,002	1,075
Xylem Inc.	37,056	1,035
Iron Mountain Inc.	34,342	928
Dun & Bradstreet Corp.	8,096	841
Pitney Bowes Inc.	40,481	736
Ryder System Inc.	10,604	633
		325,232
Information Technology (17.9%)
Apple Inc.	184,063	87,752
Microsoft Corp.	1,535,741	51,156
* Google Inc. Class A	56,674	49,641
International Business Machines Corp.	208,527	38,615
Cisco Systems Inc.	1,086,125	25,437
Oracle Corp.	723,112	23,986
QUALCOMM Inc.	347,864	23,432
Intel Corp.	1,010,480	23,160
Visa Inc. Class A	104,485	19,967
Mastercard Inc. Class A	21,036	14,153
* eBay Inc.	236,381	13,188

EMC Corp.	422,030	10,787
Accenture plc Class A	130,689	9,624
Texas Instruments Inc.	223,340	8,994
Hewlett-Packard Co.	389,198	8,165
Automatic Data Processing Inc.	98,024	7,095
* Yahoo! Inc.	191,661	6,355
* Salesforce.com Inc.	111,268	5,776
* Cognizant Technology Solutions Corp. Class A	61,238	5,029
* Adobe Systems Inc.	94,730	4,920
TE Connectivity Ltd.	84,155	4,358
Corning Inc.	295,619	4,313
Applied Materials Inc.	242,795	4,259
Dell Inc.	297,401	4,095
Intuit Inc.	60,272	3,997
* Micron Technology Inc.	207,661	3,628
Symantec Corp.	141,352	3,498
Analog Devices Inc.	62,684	2,949
NetApp Inc.	68,718	2,929
Broadcom Corp. Class A	111,650	2,904
SanDisk Corp.	48,585	2,891
Motorola Solutions Inc.	47,968	2,848
Seagate Technology plc	62,917	2,752
Fidelity National Information Services Inc.	59,241	2,751
Western Digital Corp.	42,661	2,705
Paychex Inc.	65,925	2,679
* Citrix Systems Inc.	37,803	2,669
* Fiserv Inc.	26,367	2,664
Xilinx Inc.	53,536	2,509
Amphenol Corp. Class A	32,341	2,503
Xerox Corp.	234,920	2,417
Altera Corp.	64,721	2,405
Western Union Co.	111,622	2,083
KLA-Tencor Corp.	33,759	2,054
* Juniper Networks Inc.	102,698	2,040
CA Inc.	66,900	1,985
* Autodesk Inc.	45,633	1,879
* Akamai Technologies Inc.	36,053	1,864
Linear Technology Corp.	46,947	1,862
NVIDIA Corp.	117,681	1,831
* Teradata Corp.	32,859	1,822
* Red Hat Inc.	38,427	1,773
* Lam Research Corp.	32,904	1,684
Microchip Technology Inc.	39,499	1,591
* Electronic Arts Inc.	61,488	1,571
Computer Sciences Corp.	30,184	1,562
* VeriSign Inc.	27,331	1,391
* F5 Networks Inc.	15,794	1,354
Harris Corp.	21,920	1,300
Molex Inc.	28,422	1,095
Total System Services Inc.	32,898	968
FLIR Systems Inc.	28,796	904
LSI Corp.	112,932	883
Jabil Circuit Inc.	36,840	799
* JDS Uniphase Corp.	48,791	718
* Teradyne Inc.	37,600	621
* First Solar Inc.	13,333	536
		542,125

Materials (3.5%)
Monsanto Co.	108,010	11,273
EI du Pont de Nemours & Co.	187,347	10,971
Dow Chemical Co.	245,145	9,414
Praxair Inc.	59,634	7,169
Freeport-McMoRan Copper & Gold Inc.	210,231	6,954
LyondellBasell Industries NV Class A	90,892	6,656
Ecolab Inc.	55,057	5,437
PPG Industries Inc.	28,837	4,817
Air Products & Chemicals Inc.	42,210	4,498
International Paper Co.	90,218	4,042
Sherwin-Williams Co.	17,754	3,234
Nucor Corp.	64,527	3,163
Mosaic Co.	69,115	2,973
Newmont Mining Corp.	100,979	2,838
Eastman Chemical Co.	31,443	2,449
CF Industries Holdings Inc.	11,609	2,448
Sigma-Aldrich Corp.	24,359	2,078
FMC Corp.	27,328	1,960
Alcoa Inc.	215,403	1,749
Airgas Inc.	13,197	1,400
Vulcan Materials Co.	26,530	1,375
International Flavors & Fragrances Inc.	16,654	1,371
MeadWestvaco Corp.	35,555	1,365
Ball Corp.	29,751	1,335
Sealed Air Corp.	39,892	1,085
* Owens-Illinois Inc.	32,885	987
Avery Dennison Corp.	19,887	865
Bemis Co. Inc.	20,450	798
Allegheny Technologies Inc.	22,220	678
Cliffs Natural Resources Inc.	31,469	645
United States Steel Corp.	28,380	584
		106,611
Telecommunication Services (2.4%)
AT&T Inc.	1,075,984	36,390
Verizon Communications Inc.	579,720	27,050
* Crown Castle International Corp.	59,354	4,335
CenturyLink Inc.	121,526	3,813
Windstream Holdings Inc.	120,758	966
Frontier Communications Corp.	199,222	831
		73,385
Utilities (3.1%)
Duke Energy Corp.	142,999	9,550
Dominion Resources Inc.	116,746	7,294
Southern Co.	176,077	7,251
NextEra Energy Inc.	85,855	6,882
Exelon Corp.	173,630	5,146
American Electric Power Co. Inc.	98,052	4,251
Sempra Energy	45,652	3,908
PPL Corp.	128,413	3,901
PG&E Corp.	89,677	3,670
Public Service Enterprise Group Inc.	102,389	3,372
Consolidated Edison Inc.	59,032	3,255
FirstEnergy Corp.	85,004	3,098
Edison International	65,670	3,025
Xcel Energy Inc.	100,079	2,763

Northeast Utilities		63,957	2,638
DTE Energy Co.		35,179	2,321
Entergy Corp.		35,835	2,264
ONEOK Inc.		41,424	2,209
CenterPoint Energy Inc.		86,188	2,066
NiSource Inc.		62,658	1,936
Wisconsin Energy Corp.		46,642	1,883
NRG Energy Inc.		65,274	1,784
Ameren Corp.		49,221	1,715
AES Corp.		125,605	1,669
CMS Energy Corp.		53,775	1,415
SCANA Corp.		28,388	1,307
Pinnacle West Capital Corp.		22,440	1,228
AGL Resources Inc.		24,089	1,109
Pepco Holdings Inc.		49,655	917
Integrys Energy Group Inc.		16,073	898
TECO Energy Inc.		40,750	674
			95,399
Total Common Stocks (Cost $2,027,171)			3,030,053
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost
$3,431)	0.112%	3,431,232	3,431
Total Investments (100.2%) (Cost $2,030,602)			3,033,484
Other Assets and Liabilities-Net (-0.2%)			(5,996)
Net Assets (100%)			3,027,488

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Tax-Managed Growth and Income Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At September 30, 2013, the cost of investment securities for tax purposes was $2,030,602,000. Net unrealized appreciation of investment securities for tax purposes was $1,002,882,000, consisting of unrealized gains of $1,140,884,000 on securities that had risen in value since their purchase and $138,002,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.5%)
Wal-Mart Stores Inc.	488,128	36,102
* Amazon.com Inc.	114,220	35,710
Walt Disney Co.	542,636	34,995
Comcast Corp. Class A	755,371	34,105
Home Depot Inc.	445,800	33,814
McDonald's Corp.	306,260	29,465
* eBay Inc.	421,598	23,521
Twenty-First Century Fox Inc.	637,530	21,357
Time Warner Inc.	315,349	20,753
Ford Motor Co.	1,209,933	20,412
Starbucks Corp.	254,952	19,624
NIKE Inc. Class B	243,200	17,666
Lowe's Cos. Inc.	367,400	17,492
Costco Wholesale Corp.	144,000	16,577
Viacom Inc. Class B	171,033	14,295
Target Corp.	220,900	14,133
Yum! Brands Inc.	159,210	11,366
* General Motors Co.	312,285	11,233
* DIRECTV	186,409	11,138
* priceline.com Inc.	10,665	10,782
Time Warner Cable Inc.	94,542	10,551
Johnson Controls Inc.	237,600	9,860
* Bed Bath & Beyond Inc.	102,415	7,923
McGraw Hill Financial Inc.	117,000	7,674
Ross Stores Inc.	103,292	7,520
* O'Reilly Automotive Inc.	57,848	7,381
Estee Lauder Cos. Inc. Class A	102,400	7,158
* Discovery Communications Inc.	90,137	7,041
CBS Corp. Class B	127,174	7,015
* Dollar Tree Inc.	120,738	6,901
* AutoZone Inc.	16,290	6,886
Las Vegas Sands Corp.	100,440	6,671
Sirius XM Radio Inc.	1,701,325	6,584
* Liberty Global plc	87,212	6,578
* Liberty Interactive Corp. Class A	269,426	6,323
BorgWarner Inc.	61,700	6,256
* CarMax Inc.	128,143	6,211
Coach Inc.	111,500	6,080
Gap Inc.	148,547	5,983
Starwood Hotels & Resorts Worldwide Inc.	89,818	5,968
TJX Cos. Inc.	103,996	5,864
* TripAdvisor Inc.	73,256	5,556
* MGM Resorts International	268,690	5,492
Marriott International Inc. Class A	128,575	5,408
PVH Corp.	44,531	5,285
Ralph Lauren Corp. Class A	30,800	5,074
* Mohawk Industries Inc.	38,900	5,067
Interpublic Group of Cos. Inc.	294,400	5,058
Harley-Davidson Inc.	78,500	5,043

PetSmart Inc.	65,000	4,957
* WABCO Holdings Inc.	56,041	4,722
Scripps Networks Interactive Inc. Class A	59,478	4,646
* Liberty Media Corp. Class A	30,877	4,544
DR Horton Inc.	218,469	4,245
Advance Auto Parts Inc.	50,702	4,192
* Toll Brothers Inc.	127,860	4,146
* Liberty Global plc Class A	51,815	4,111
* Dollar General Corp.	71,400	4,031
Royal Caribbean Cruises Ltd.	104,800	4,012
PulteGroup Inc.	233,330	3,850
* Sears Holdings Corp.	62,700	3,739
Lennar Corp. Class A	103,053	3,648
Hasbro Inc.	77,100	3,634
Hanesbrands Inc.	57,986	3,613
Brinker International Inc.	88,250	3,577
Expedia Inc.	68,906	3,569
Darden Restaurants Inc.	77,080	3,568
Kohl's Corp.	68,850	3,563
* NVR Inc.	3,840	3,530
* Apollo Group Inc. Class A	167,829	3,493
* Tempur Sealy International Inc.	77,431	3,404
* Netflix Inc.	10,930	3,380
* Tesla Motors Inc.	16,750	3,240
Omnicom Group Inc.	50,600	3,210
* AutoNation Inc.	58,225	3,038
Aaron's Inc.	107,782	2,986
Avon Products Inc.	144,900	2,985
Dillard's Inc. Class A	37,000	2,897
Harman International Industries Inc.	43,600	2,888
Gentex Corp.	107,252	2,745
* Lamar Advertising Co. Class A	56,186	2,642
John Wiley & Sons Inc. Class A	53,700	2,561
* News Corp. Class A	159,382	2,560
Macy's Inc.	56,800	2,458
Foot Locker Inc.	70,600	2,396
KAR Auction Services Inc.	71,953	2,030
Weight Watchers International Inc.	50,300	1,880
* Hyatt Hotels Corp. Class A	43,283	1,859
Nordstrom Inc.	32,300	1,815
* Liberty Ventures Class A	18,529	1,634
Comcast Corp.	26,219	1,137
Nu Skin Enterprises Inc. Class A	11,200	1,072
GameStop Corp. Class A	20,430	1,014
American Eagle Outfitters Inc.	66,991	937
* AMC Networks Inc. Class A	13,586	930
* Starz	30,877	869
Abercrombie & Fitch Co.	23,300	824
* Madison Square Garden Co. Class A	13,586	789
CST Brands Inc.	20,275	604
Best Buy Co. Inc.	15,759	591
Mattel Inc.	12,557	526
* TRW Automotive Holdings Corp.	7,000	499
Chico's FAS Inc.	28,340	472
* Goodyear Tire & Rubber Co.	20,770	466
* Michael Kors Holdings Ltd.	6,200	462
* JC Penney Co. Inc.	44,100	389

Wynn Resorts Ltd.	2,000	316
Cablevision Systems Corp. Class A	14,944	252
Lennar Corp. Class B	8,300	238
* Hertz Global Holdings Inc.	10,600	235
Carnival Corp.	5,800	189
Staples Inc.	9,495	139
* Norwegian Cruise Line Holdings Ltd.	3,900	120
Nielsen Holdings NV	3,000	109
Fortune Brands Home & Security Inc.	2,546	106
International Game Technology	400	8
		774,242
Consumer Staples (8.0%)
Procter & Gamble Co.	796,678	60,221
Coca-Cola Co.	1,145,800	43,403
Philip Morris International Inc.	491,809	42,586
PepsiCo Inc.	469,139	37,297
CVS Caremark Corp.	388,354	22,039
Walgreen Co.	302,300	16,264
Colgate-Palmolive Co.	231,800	13,746
Altria Group Inc.	388,723	13,353
Mondelez International Inc. Class A	351,526	11,045
Archer-Daniels-Midland Co.	243,273	8,962
Kroger Co.	221,700	8,943
Hershey Co.	72,600	6,715
Coca-Cola Enterprises Inc.	153,000	6,152
Kraft Foods Group Inc.	117,175	6,145
* Constellation Brands Inc. Class A	95,620	5,489
Safeway Inc.	170,462	5,453
Bunge Ltd.	71,400	5,420
Clorox Co.	66,120	5,403
Tyson Foods Inc. Class A	187,944	5,315
* Green Mountain Coffee Roasters Inc.	69,983	5,272
JM Smucker Co.	49,024	5,149
Brown-Forman Corp. Class B	74,469	5,074
Dr Pepper Snapple Group Inc.	109,700	4,917
Church & Dwight Co. Inc.	76,988	4,623
McCormick & Co. Inc.	70,300	4,548
* Monster Beverage Corp.	86,500	4,520
Hormel Foods Corp.	105,200	4,431
Kimberly-Clark Corp.	45,440	4,281
General Mills Inc.	88,800	4,255
Energizer Holdings Inc.	45,169	4,117
Campbell Soup Co.	97,400	3,965
Whole Foods Market Inc.	65,680	3,842
Ingredion Inc.	54,900	3,633
Molson Coors Brewing Co. Class B	71,900	3,604
Beam Inc.	37,700	2,437
Mead Johnson Nutrition Co.	30,021	2,229
* WhiteWave Foods Co. Class A	104,340	2,084
Dean Foods Co.	84,248	1,626
Kellogg Co.	22,800	1,339
Sysco Corp.	17,111	545
ConAgra Foods Inc.	11,200	340
Hillshire Brands Co.	8,920	274
		401,056

Energy (9.8%)
Exxon Mobil Corp.	1,288,164	110,834
Chevron Corp.	569,538	69,199
Schlumberger Ltd.	375,599	33,188
Occidental Petroleum Corp.	190,339	17,804
ConocoPhillips	249,132	17,317
EOG Resources Inc.	96,700	16,369
Anadarko Petroleum Corp.	171,723	15,969
Apache Corp.	140,417	11,955
National Oilwell Varco Inc.	146,541	11,446
Pioneer Natural Resources Co.	55,587	10,495
Noble Energy Inc.	144,000	9,649
Hess Corp.	123,200	9,528
Phillips 66	157,963	9,133
Williams Cos. Inc.	232,200	8,443
Devon Energy Corp.	145,622	8,411
Cabot Oil & Gas Corp.	209,940	7,835
Baker Hughes Inc.	150,671	7,398
* Cameron International Corp.	116,102	6,777
EQT Corp.	75,000	6,654
* FMC Technologies Inc.	115,200	6,384
* Southwestern Energy Co.	171,500	6,239
Valero Energy Corp.	182,480	6,232
Halliburton Co.	128,600	6,192
Range Resources Corp.	79,200	6,011
Cimarex Energy Co.	56,501	5,447
* Denbury Resources Inc.	249,876	4,600
SM Energy Co.	57,556	4,443
* Continental Resources Inc.	39,400	4,226
Helmerich & Payne Inc.	57,980	3,998
* Concho Resources Inc.	35,600	3,874
QEP Resources Inc.	139,565	3,865
* Dresser-Rand Group Inc.	61,355	3,829
* SandRidge Energy Inc.	597,954	3,504
Diamond Offshore Drilling Inc.	55,574	3,463
* Ultra Petroleum Corp.	164,471	3,383
Marathon Oil Corp.	92,900	3,240
* Rowan Cos. plc Class A	85,600	3,143
World Fuel Services Corp.	80,447	3,002
Marathon Petroleum Corp.	46,450	2,988
* Newfield Exploration Co.	73,298	2,006
Patterson-UTI Energy Inc.	93,489	1,999
Peabody Energy Corp.	108,100	1,865
* WPX Energy Inc.	77,400	1,491
Tesoro Corp.	26,500	1,165
CONSOL Energy Inc.	33,900	1,141
Chesapeake Energy Corp.	25,211	652
* Unit Corp.	12,800	595
Kinder Morgan Inc.	8,193	291
* Superior Energy Services Inc.	1,048	26
		487,698
Financial Services (18.5%)
* Berkshire Hathaway Inc. Class B	540,445	61,346
JPMorgan Chase & Co.	1,111,121	57,434
Wells Fargo & Co.	1,236,508	51,093
Citigroup Inc.	916,400	44,455
Bank of America Corp.	2,653,333	36,616

Visa Inc. Class A	164,098	31,359
Mastercard Inc. Class A	35,460	23,857
American Express Co.	300,500	22,694
Goldman Sachs Group Inc.	109,200	17,277
American International Group Inc.	351,980	17,117
Simon Property Group Inc.	98,448	14,593
US Bancorp	392,700	14,365
Prudential Financial Inc.	161,904	12,625
American Tower Corporation	147,000	10,897
State Street Corp.	164,978	10,847
Aflac Inc.	172,500	10,693
Discover Financial Services	202,200	10,219
Public Storage	55,200	8,862
Travelers Cos. Inc.	101,877	8,636
Ameriprise Financial Inc.	92,960	8,467
Franklin Resources Inc.	166,200	8,401
Capital One Financial Corp.	117,800	8,098
Charles Schwab Corp.	377,200	7,974
SunTrust Banks Inc.	229,890	7,453
Progressive Corp.	267,900	7,295
Boston Properties Inc.	64,200	6,863
* IntercontinentalExchange Inc.	37,569	6,816
Loews Corp.	144,508	6,754
T. Rowe Price Group Inc.	92,978	6,688
Fifth Third Bancorp	368,920	6,655
* Fiserv Inc.	65,550	6,624
Weyerhaeuser Co.	228,100	6,531
Lincoln National Corp.	150,986	6,340
Equity Residential	115,600	6,193
Fidelity National Information Services Inc.	130,478	6,059
Host Hotels & Resorts Inc.	334,772	5,915
* Affiliated Managers Group Inc.	32,250	5,890
* CIT Group Inc.	114,835	5,601
Western Union Co.	290,095	5,413
MetLife Inc.	112,842	5,298
KeyCorp	457,769	5,219
M&T Bank Corp.	46,286	5,180
Allstate Corp.	102,300	5,171
Principal Financial Group Inc.	120,400	5,156
General Growth Properties Inc.	263,357	5,080
Unum Group	166,800	5,077
Torchmark Corp.	68,650	4,967
Moody's Corp.	70,100	4,930
AvalonBay Communities Inc.	38,375	4,877
* Arch Capital Group Ltd.	88,800	4,807
SL Green Realty Corp.	54,010	4,798
* CBRE Group Inc. Class A	205,090	4,744
Plum Creek Timber Co. Inc.	97,800	4,580
Morgan Stanley	169,800	4,576
TD Ameritrade Holding Corp.	174,400	4,566
* Alleghany Corp.	11,059	4,530
* E*TRADE Financial Corp.	270,879	4,470
Equifax Inc.	74,000	4,429
* Howard Hughes Corp.	38,899	4,371
* Genworth Financial Inc. Class A	338,660	4,331
Aon plc	58,100	4,325
PNC Financial Services Group Inc.	59,631	4,320

East West Bancorp Inc.	134,700	4,304
* MSCI Inc. Class A	105,164	4,234
First Republic Bank	90,357	4,213
CME Group Inc.	55,950	4,134
Prologis Inc.	109,525	4,120
Zions Bancorporation	150,084	4,115
* Realogy Holdings Corp.	94,700	4,074
Assurant Inc.	75,300	4,074
* American Capital Ltd.	288,458	3,966
Reinsurance Group of America Inc. Class A	58,819	3,940
BlackRock Inc.	14,450	3,910
WR Berkley Corp.	90,396	3,874
Global Payments Inc.	75,417	3,852
SEI Investments Co.	123,770	3,826
HCC Insurance Holdings Inc.	87,200	3,821
* Markel Corp.	7,376	3,819
Brown & Brown Inc.	118,600	3,807
CapitalSource Inc.	317,939	3,777
Dun & Bradstreet Corp.	36,200	3,759
Raymond James Financial Inc.	89,650	3,736
* Signature Bank	40,400	3,697
NASDAQ OMX Group Inc.	114,892	3,687
* Forest City Enterprises Inc. Class A	191,191	3,621
Jones Lang LaSalle Inc.	40,877	3,569
White Mountains Insurance Group Ltd.	6,041	3,429
DDR Corp.	216,364	3,399
Hospitality Properties Trust	119,270	3,375
Cullen/Frost Bankers Inc.	47,600	3,358
Eaton Vance Corp.	86,202	3,347
* Popular Inc.	122,744	3,220
Leucadia National Corp.	116,219	3,166
First Horizon National Corp.	286,849	3,152
* TFS Financial Corp.	260,720	3,121
Bank of New York Mellon Corp.	103,106	3,113
Taubman Centers Inc.	45,862	3,087
Commerce Bancshares Inc.	70,214	3,076
Douglas Emmett Inc.	130,873	3,072
SLM Corp.	123,245	3,069
Apartment Investment & Management Co. Class A	108,443	3,030
* CoreLogic Inc.	111,746	3,023
* St. Joe Co.	150,900	2,961
Lender Processing Services Inc.	88,238	2,936
* MBIA Inc.	285,050	2,916
Equity Lifestyle Properties Inc.	85,264	2,913
Retail Properties of America Inc.	209,357	2,879
Post Properties Inc.	63,600	2,863
First Citizens BancShares Inc. Class A	13,830	2,843
StanCorp Financial Group Inc.	50,600	2,784
Chubb Corp.	30,900	2,758
Hanover Insurance Group Inc.	49,600	2,744
CNA Financial Corp.	69,500	2,654
Associated Banc-Corp	170,670	2,644
Camden Property Trust	42,400	2,605
Alexandria Real Estate Equities Inc.	38,630	2,467
* Alliance Data Systems Corp.	11,600	2,453
BOK Financial Corp.	38,571	2,443
Total System Services Inc.	74,759	2,199

Lazard Ltd. Class A	55,686	2,006
Hartford Financial Services Group Inc.	64,184	1,997
ACE Ltd.	20,902	1,956
Broadridge Financial Solutions Inc.	58,725	1,865
BB&T Corp.	53,000	1,789
American Financial Group Inc.	32,200	1,741
Jack Henry & Associates Inc.	31,457	1,623
Legg Mason Inc.	47,500	1,588
Digital Realty Trust Inc.	28,440	1,510
New York Community Bancorp Inc.	86,400	1,306
Bank of Hawaii Corp.	20,100	1,094
BRE Properties Inc.	21,500	1,091
Northern Trust Corp.	19,050	1,036
Interactive Brokers Group Inc.	51,335	964
Federal Realty Investment Trust	8,200	832
People's United Financial Inc.	42,614	613
Invesco Ltd.	12,010	383
Extra Space Storage Inc.	6,100	279
Essex Property Trust Inc.	300	44
		925,562
Health Care (12.3%)
Johnson & Johnson	795,698	68,979
Pfizer Inc.	1,978,127	56,792
Merck & Co. Inc.	742,926	35,371
* Gilead Sciences Inc.	482,400	30,314
Amgen Inc.	241,637	27,049
UnitedHealth Group Inc.	328,662	23,535
* Celgene Corp.	139,419	21,461
* Biogen Idec Inc.	81,661	19,661
AbbVie Inc.	407,600	18,232
* Express Scripts Holding Co.	266,195	16,446
Bristol-Myers Squibb Co.	335,641	15,533
Medtronic Inc.	263,600	14,037
Abbott Laboratories	407,600	13,528
Thermo Fisher Scientific Inc.	138,556	12,768
WellPoint Inc.	124,216	10,386
Allergan Inc.	111,630	10,097
McKesson Corp.	73,424	9,420
Aetna Inc.	144,422	9,246
Cigna Corp.	118,300	9,093
Eli Lilly & Co.	170,595	8,586
Baxter International Inc.	127,341	8,365
Becton Dickinson and Co.	80,600	8,062
* Vertex Pharmaceuticals Inc.	100,988	7,657
Cardinal Health Inc.	145,512	7,588
St. Jude Medical Inc.	139,832	7,501
* Mylan Inc.	194,637	7,429
Stryker Corp.	109,200	7,381
AmerisourceBergen Corp. Class A	115,100	7,033
Humana Inc.	72,800	6,794
Zimmer Holdings Inc.	81,170	6,667
* Life Technologies Corp.	83,635	6,258
Perrigo Co.	47,740	5,890
* Forest Laboratories Inc.	136,900	5,858
* Actavis Inc.	40,233	5,794
* Henry Schein Inc.	52,400	5,434
* Laboratory Corp. of America Holdings	51,900	5,145

Universal Health Services Inc. Class B	67,400	5,054
* Onyx Pharmaceuticals Inc.	38,035	4,742
Quest Diagnostics Inc.	72,800	4,498
* Hospira Inc.	112,740	4,422
* Endo Health Solutions Inc.	96,347	4,378
Cooper Cos. Inc.	33,500	4,345
DENTSPLY International Inc.	95,800	4,159
PerkinElmer Inc.	109,504	4,134
Warner Chilcott plc Class A	180,827	4,132
Techne Corp.	46,700	3,739
* CareFusion Corp.	97,796	3,609
CR Bard Inc.	29,300	3,375
Teleflex Inc.	37,000	3,044
Patterson Cos. Inc.	73,530	2,956
* Health Net Inc.	74,200	2,352
Zoetis Inc.	73,599	2,290
Omnicare Inc.	40,900	2,270
Covidien plc	36,200	2,206
* Varian Medical Systems Inc.	28,200	2,107
* QIAGEN NV	52,056	1,114
* Boston Scientific Corp.	72,350	849
* Medivation Inc.	12,554	752
* Incyte Corp. Ltd.	18,900	721
* Alexion Pharmaceuticals Inc.	5,700	662
* DaVita HealthCare Partners Inc.	4,400	250
* Intuitive Surgical Inc.	630	237
* Mallinckrodt plc	4,525	200
* Brookdale Senior Living Inc. Class A	3,600	95
		612,082
Materials & Processing (4.3%)
Praxair Inc.	103,500	12,442
Precision Castparts Corp.	52,100	11,839
Ecolab Inc.	104,738	10,344
Freeport-McMoRan Copper & Gold Inc.	295,407	9,772
LyondellBasell Industries NV Class A	132,900	9,732
EI du Pont de Nemours & Co.	160,300	9,387
Monsanto Co.	87,134	9,094
Sherwin-Williams Co.	37,731	6,874
Dow Chemical Co.	178,640	6,860
CF Industries Holdings Inc.	31,660	6,675
Nucor Corp.	129,600	6,353
Fastenal Co.	126,000	6,332
FMC Corp.	80,900	5,802
Sigma-Aldrich Corp.	64,600	5,510
Celanese Corp. Class A	99,111	5,232
* WR Grace & Co.	55,889	4,885
Newmont Mining Corp.	164,386	4,619
Airgas Inc.	43,400	4,603
Vulcan Materials Co.	87,217	4,519
* Owens-Illinois Inc.	145,880	4,379
Ball Corp.	96,400	4,326
* Crown Holdings Inc.	100,800	4,262
Rockwood Holdings Inc.	62,760	4,199
Valspar Corp.	65,700	4,167
Cytec Industries Inc.	47,400	3,857
Albemarle Corp.	60,400	3,802
* Tahoe Resources Inc.	211,996	3,799

Westlake Chemical Corp.	35,100	3,674
* Owens Corning	94,587	3,592
United States Steel Corp.	172,100	3,544
Reliance Steel & Aluminum Co.	46,300	3,392
Valmont Industries Inc.	23,637	3,283
Mosaic Co.	71,400	3,072
Martin Marietta Materials Inc.	30,600	3,004
Sealed Air Corp.	106,072	2,884
Scotts Miracle-Gro Co. Class A	51,099	2,812
Lennox International Inc.	35,090	2,641
International Paper Co.	35,900	1,608
Allegheny Technologies Inc.	50,100	1,529
Packaging Corp. of America	26,600	1,519
Eastman Chemical Co.	14,106	1,099
Royal Gold Inc.	21,768	1,059
Southern Copper Corp.	34,224	932
Air Products & Chemicals Inc.	5,700	607
Cliffs Natural Resources Inc.	261	5
		213,921
Other (0.0%)
American Homes 4 Rent Class A		10

Producer Durables (11.3%)
General Electric Co.	2,917,272	69,694
United Technologies Corp.	280,100	30,200
Boeing Co.	236,770	27,820
Union Pacific Corp.	128,914	20,025
3M Co.	154,200	18,413
Danaher Corp.	194,200	13,462
United Parcel Service Inc. Class B	147,300	13,459
FedEx Corp.	116,000	13,237
Honeywell International Inc.	136,100	11,302
Illinois Tool Works Inc.	141,200	10,769
Caterpillar Inc.	128,820	10,740
General Dynamics Corp.	121,400	10,625
CSX Corp.	389,800	10,033
Cummins Inc.	75,400	10,018
Norfolk Southern Corp.	121,650	9,410
Emerson Electric Co.	142,400	9,213
Deere & Co.	104,800	8,530
Delta Air Lines Inc.	351,400	8,290
Agilent Technologies Inc.	156,606	8,026
PACCAR Inc.	142,910	7,954
Parker Hannifin Corp.	67,500	7,339
Accenture plc Class A	97,213	7,159
WW Grainger Inc.	27,000	7,066
Northrop Grumman Corp.	72,268	6,884
Roper Industries Inc.	47,800	6,351
Raytheon Co.	80,915	6,236
Southwest Airlines Co.	418,087	6,087
Xerox Corp.	577,604	5,944
AMETEK Inc.	127,475	5,866
Waste Management Inc.	140,297	5,786
Fluor Corp.	81,200	5,762
Flowserve Corp.	92,250	5,755
* Stericycle Inc.	48,408	5,586
* Waters Corp.	51,650	5,486

Expeditors International of Washington Inc.	123,861	5,457
Pall Corp.	69,300	5,339
* Verisk Analytics Inc. Class A	80,005	5,197
L-3 Communications Holdings Inc.	54,000	5,103
* Mettler-Toledo International Inc.	21,000	5,042
Rockwell Collins Inc.	73,700	5,001
* Jacobs Engineering Group Inc.	82,566	4,804
IDEX Corp.	71,845	4,688
JB Hunt Transport Services Inc.	63,096	4,602
Wabtec Corp.	71,600	4,501
* Oshkosh Corp.	90,757	4,445
FLIR Systems Inc.	141,500	4,443
CH Robinson Worldwide Inc.	74,090	4,413
Huntington Ingalls Industries Inc.	63,233	4,262
* Quanta Services Inc.	151,348	4,164
Manpowergroup Inc.	54,600	3,972
Carlisle Cos. Inc.	56,500	3,971
Donaldson Co. Inc.	103,200	3,935
Cintas Corp.	70,766	3,623
Toro Co.	66,100	3,593
* Terex Corp.	105,966	3,560
Robert Half International Inc.	87,500	3,415
Automatic Data Processing Inc.	47,100	3,409
MSC Industrial Direct Co. Inc. Class A	41,700	3,392
Landstar System Inc.	59,989	3,358
Towers Watson & Co. Class A	31,300	3,348
Alliant Techsystems Inc.	33,100	3,229
SPX Corp.	37,400	3,166
KBR Inc.	89,249	2,913
Joy Global Inc.	52,500	2,680
Xylem Inc.	87,100	2,433
Stanley Black & Decker Inc.	26,745	2,422
Lockheed Martin Corp.	16,130	2,057
Graco Inc.	27,658	2,048
Eaton Corp. plc	28,294	1,948
TransDigm Group Inc.	13,034	1,808
Allison Transmission Holdings Inc.	68,285	1,711
Iron Mountain Inc.	62,646	1,693
Textron Inc.	61,020	1,685
Lexmark International Inc. Class A	50,300	1,660
ITT Corp.	43,550	1,566
* United Continental Holdings Inc.	46,200	1,419
Exelis Inc.	87,100	1,368
* Zebra Technologies Corp.	27,257	1,241
Manitowoc Co. Inc.	62,200	1,218
* Navistar International Corp.	32,334	1,180
* Copart Inc.	27,700	881
Republic Services Inc. Class A	19,512	651
AGCO Corp.	10,600	640
ADT Corp.	15,050	612
* AECOM Technology Corp.	17,500	547
Pentair Ltd.	6,070	394
Babcock & Wilcox Co.	10,920	368
Ryder System Inc.	3,600	215
		563,317
Technology (15.4%)
Apple Inc.	268,330	127,926

Microsoft Corp.	2,184,700	72,772
* Google Inc. Class A	80,598	70,597
International Business Machines Corp.	307,358	56,917
Cisco Systems Inc.	1,609,290	37,690
Oracle Corp.	1,112,634	36,906
QUALCOMM Inc.	435,120	29,310
* Facebook Inc. Class A	557,050	27,986
Intel Corp.	1,160,830	26,606
EMC Corp.	688,700	17,603
Texas Instruments Inc.	389,800	15,697
* Yahoo! Inc.	365,620	12,124
* Adobe Systems Inc.	202,700	10,528
* Cognizant Technology Solutions Corp. Class A	122,497	10,059
Hewlett-Packard Co.	472,423	9,911
* Crown Castle International Corp.	119,900	8,756
Intuit Inc.	126,660	8,399
Symantec Corp.	316,351	7,830
Corning Inc.	478,200	6,977
NetApp Inc.	162,363	6,920
* Citrix Systems Inc.	89,256	6,302
Western Digital Corp.	98,400	6,239
Amphenol Corp. Class A	79,800	6,175
Altera Corp.	164,935	6,129
Broadcom Corp. Class A	230,450	5,994
Applied Materials Inc.	335,600	5,886
Analog Devices Inc.	118,166	5,560
KLA-Tencor Corp.	90,600	5,513
* SBA Communications Corp. Class A	67,103	5,399
* Autodesk Inc.	126,488	5,208
NVIDIA Corp.	329,244	5,123
Linear Technology Corp.	124,200	4,926
* Lam Research Corp.	94,645	4,845
* Salesforce.com Inc.	92,891	4,822
Avnet Inc.	108,600	4,530
* Teradata Corp.	81,064	4,494
* Arrow Electronics Inc.	87,100	4,227
* Brocade Communications Systems Inc.	515,900	4,153
* Synopsys Inc.	108,990	4,109
Computer Sciences Corp.	78,900	4,082
* NCR Corp.	99,574	3,944
* Zynga Inc. Class A	1,041,000	3,831
Motorola Solutions Inc.	59,604	3,539
CA Inc.	113,266	3,361
LSI Corp.	428,628	3,352
Solera Holdings Inc.	63,396	3,352
Xilinx Inc.	71,336	3,343
* Cadence Design Systems Inc.	245,160	3,310
DST Systems Inc.	42,800	3,228
AOL Inc.	92,340	3,193
Compuware Corp.	276,640	3,098
* Ingram Micro Inc.	125,000	2,881
* Tech Data Corp.	55,510	2,771
* Rovi Corp.	134,500	2,578
* Juniper Networks Inc.	119,000	2,363
* Micron Technology Inc.	129,600	2,264
Activision Blizzard Inc.	132,400	2,207
* Fairchild Semiconductor International Inc. Class A	147,958	2,055

* Atmel Corp.	248,700	1,850
* Teradyne Inc.	110,200	1,820
* Polycom Inc.	140,400	1,533
* VeriFone Systems Inc.	60,200	1,376
IAC/InterActiveCorp	24,515	1,340
Microchip Technology Inc.	31,400	1,265
Molex Inc.	24,751	953
Amdocs Ltd.	12,000	440
* VeriSign Inc.	7,105	362
Harris Corp.	4,300	255
* Electronic Arts Inc.	100	3
		771,097
Utilities (4.9%)
AT&T Inc.	1,593,219	53,883
Verizon Communications Inc.	711,342	33,191
NextEra Energy Inc.	146,807	11,768
Sempra Energy	100,036	8,563
Duke Energy Corp.	111,730	7,461
Edison International	138,600	6,384
PG&E Corp.	145,600	5,958
Northeast Utilities	142,899	5,895
CenterPoint Energy Inc.	217,600	5,216
Southern Co.	124,900	5,143
AES Corp.	386,798	5,141
NRG Energy Inc.	186,206	5,089
* Calpine Corp.	250,080	4,859
Wisconsin Energy Corp.	120,084	4,849
Dominion Resources Inc.	73,086	4,566
OGE Energy Corp.	122,400	4,417
NV Energy Inc.	184,483	4,356
CMS Energy Corp.	164,986	4,342
Energen Corp.	56,100	4,285
MDU Resources Group Inc.	148,850	4,163
ITC Holdings Corp.	43,093	4,045
American Water Works Co. Inc.	95,720	3,951
Aqua America Inc.	152,828	3,779
SCANA Corp.	80,500	3,706
* T-Mobile US Inc.	134,117	3,483
Telephone & Data Systems Inc.	116,594	3,445
Integrys Energy Group Inc.	61,481	3,436
National Fuel Gas Co.	43,225	2,972
American Electric Power Co. Inc.	60,600	2,627
Questar Corp.	115,800	2,604
FirstEnergy Corp.	71,207	2,596
Consolidated Edison Inc.	44,100	2,432
Exelon Corp.	79,200	2,348
Public Service Enterprise Group Inc.	69,800	2,299
United States Cellular Corp.	44,516	2,027
CenturyLink Inc.	56,364	1,769
* Sprint Corp.	268,255	1,666
* Level 3 Communications Inc.	58,413	1,559
UGI Corp.	34,466	1,349
NiSource Inc.	35,920	1,110
Entergy Corp.	15,600	986

Frontier Communications Corp.		5	—
			243,718
Total Common Stocks (Cost $2,861,804)			4,992,703
	Coupon
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund (Cost
$8,073)	0.112%	8,072,589	8,073
Total Investments (100.2%) (Cost $2,869,877)			5,000,776
Other Assets and Liabilities-Net (-0.2%)			(7,943)
Net Assets (100%)			4,992,833

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At September 30, 2013, the cost of investment securities for tax purposes was $2,869,877,000.

Net unrealized appreciation of investment securities for tax purposes was $2,130,899,000, consisting of unrealized gains of $2,173,811,000 on securities that had risen in value since their purchase and $42,912,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (47.8%)
Consumer Discretionary (7.3%)
	Walt Disney Co.	67,166	4,332
*	Amazon.com Inc.	13,842	4,328
	Wal-Mart Stores Inc.	56,649	4,190
	Comcast Corp. Class A	91,445	4,129
	Home Depot Inc.	41,999	3,186
*	eBay Inc.	50,744	2,831
	Twenty-First Century Fox Inc.	76,951	2,578
	McDonald's Corp.	26,674	2,566
	Ford Motor Co.	142,400	2,402
	Starbucks Corp.	30,063	2,314
*	priceline.com Inc.	2,158	2,182
	NIKE Inc. Class B	29,894	2,171
	Lowe's Cos. Inc.	44,615	2,124
	Costco Wholesale Corp.	17,417	2,005
	Time Warner Inc.	28,796	1,895
	TJX Cos. Inc.	31,586	1,781
	CBS Corp. Class B	28,800	1,589
	Target Corp.	23,845	1,526
*	DIRECTV	23,218	1,387
*	General Motors Co.	37,300	1,342
	Yum! Brands Inc.	16,305	1,164
	Viacom Inc. Class B	13,327	1,114
*	Bed Bath & Beyond Inc.	11,700	905
*	Dollar General Corp.	15,400	869
*	Liberty Media Corp. Class A	5,904	869
	Harley-Davidson Inc.	13,490	867
	Time Warner Cable Inc.	7,643	853
	Estee Lauder Cos. Inc. Class A	12,118	847
*	O'Reilly Automotive Inc.	6,562	837
*	AutoZone Inc.	1,921	812
	Ross Stores Inc.	11,104	808
	Macy's Inc.	18,494	800
	Coach Inc.	14,520	792
	Gap Inc.	17,925	722
	Starwood Hotels & Resorts Worldwide Inc.	10,707	711
	Tractor Supply Co.	10,314	693
*	Dollar Tree Inc.	12,088	691
	Johnson Controls Inc.	16,200	672
	Polaris Industries Inc.	5,200	672
	Marriott International Inc.	15,783	664
	DISH Network Corp. Class A	14,505	653
*	Liberty Global plc	8,653	653
	PVH Corp.	5,383	639
	Lear Corp.	8,800	630
*	Liberty Global plc Class A	7,927	629
	Ralph Lauren Corp. Class A	3,773	622
*	Michael Kors Holdings Ltd.	8,200	611
	Kohl's Corp.	11,385	589
	Fortune Brands Home & Security Inc.	14,125	588

* Jarden Corp.	12,138	587
PetSmart Inc.	7,424	566
Scripps Networks Interactive Inc. Class A	7,068	552
* WABCO Holdings Inc.	6,496	547
Newell Rubbermaid Inc.	19,818	545
* Discovery Communications Inc. Class A	6,441	544
Carnival Corp.	16,650	543
Thor Industries Inc.	9,300	540
Harman International Industries Inc.	8,007	530
Expedia Inc.	10,091	523
Advance Auto Parts Inc.	6,264	518
BorgWarner Inc.	4,876	494
International Game Technology	25,567	484
Royal Caribbean Cruises Ltd.	12,547	480
Service Corp. International	25,400	473
* TripAdvisor Inc.	6,191	469
DR Horton Inc.	23,722	461
* NVR Inc.	500	460
Nu Skin Enterprises Inc. Class A	4,800	460
DSW Inc. Class A	5,200	444
* Starz	15,104	425
Avon Products Inc.	20,000	412
Chico's FAS Inc.	24,700	411
Lennar Corp. Class A	11,423	404
Brinker International Inc.	9,637	391
Aaron's Inc.	13,911	385
Wyndham Worldwide Corp.	6,300	384
Wendy's Co.	43,670	370
DeVry Inc.	12,000	367
Dillard's Inc. Class A	4,613	361
Las Vegas Sands Corp.	5,400	359
John Wiley & Sons Inc. Class A	7,218	344
Hanesbrands Inc.	5,500	343
Signet Jewelers Ltd.	4,400	315
* News Corp. Class A	19,237	309
McGraw Hill Financial Inc.	4,600	302
Abercrombie & Fitch Co.	8,400	297
Comcast Corp.	6,476	281
Gentex Corp./MI	10,743	275
Dunkin' Brands Group Inc.	5,400	244
Omnicom Group Inc.	3,800	241
Family Dollar Stores Inc.	3,066	221
Weight Watchers International Inc.	5,533	207
* Panera Bread Co. Class A	1,300	206
Delphi Automotive plc	3,200	187
* Bally Technologies Inc.	2,400	173
* MGM Resorts International	8,013	164
* Apollo Group Inc. Class A	6,500	135
* Murphy USA Inc.	1,675	68
* Toll Brothers Inc.	2,000	65
* Netflix Inc.	177	55
* Liberty Interactive Corp. Class A	2,138	50
* AMC Networks Inc. Class A	573	39
Lennar Corp. Class B	680	19
H&R Block Inc.	500	13
* Liberty Ventures Class A	142	12
Cablevision Systems Corp. Class A	394	7

CST Brands Inc.	166	5
		91,900
Consumer Staples (3.7%)
Procter & Gamble Co.	84,349	6,376
Coca-Cola Co.	136,364	5,165
Philip Morris International Inc.	50,494	4,372
PepsiCo Inc.	44,690	3,553
CVS Caremark Corp.	46,692	2,650
Colgate-Palmolive Co.	38,070	2,258
Mondelez International Inc. Class A	71,337	2,241
Altria Group Inc.	46,800	1,608
Walgreen Co.	28,118	1,513
Archer-Daniels-Midland Co.	31,873	1,174
Whole Foods Market Inc.	19,200	1,123
Mead Johnson Nutrition Co.	10,913	810
Kroger Co.	19,300	779
Hershey Co.	8,400	777
Coca-Cola Enterprises Inc.	18,186	731
JM Smucker Co.	6,851	720
Bunge Ltd.	9,330	708
Beam Inc.	10,400	672
* Green Mountain Coffee Roasters Inc.	8,829	665
Tyson Foods Inc. Class A	23,410	662
Safeway Inc.	20,134	644
Herbalife Ltd.	9,227	644
* Constellation Brands Inc. Class A	10,787	619
Brown-Forman Corp. Class B	8,688	592
McCormick & Co. Inc.	8,747	566
Church & Dwight Co. Inc.	9,255	556
* Monster Beverage Corp.	10,438	545
Hormel Foods Corp.	12,892	543
Energizer Holdings Inc.	5,465	498
Kimberly-Clark Corp.	5,172	487
Ingredion Inc.	6,686	442
Hillshire Brands Co.	12,887	396
Molson Coors Brewing Co. Class B	7,400	371
Dr Pepper Snapple Group Inc.	7,332	329
Dean Foods Co.	16,401	317
* WhiteWave Foods Co. Class A	14,366	287
Kraft Foods Group Inc.	4,779	251
General Mills Inc.	5,114	245
Clorox Co.	500	41
		46,930
Energy (4.7%)
Exxon Mobil Corp.	153,915	13,243
Chevron Corp.	61,832	7,513
Schlumberger Ltd.	35,867	3,169
ConocoPhillips	30,112	2,093
EOG Resources Inc.	11,328	1,918
Occidental Petroleum Corp.	20,404	1,909
Anadarko Petroleum Corp.	20,490	1,905
Phillips 66	26,406	1,527
Halliburton Co.	31,325	1,508
Apache Corp.	17,714	1,508
Pioneer Natural Resources Co.	7,219	1,363
Noble Energy Inc.	17,198	1,152

Hess Corp.	14,804	1,145
Devon Energy Corp.	18,657	1,078
National Oilwell Varco Inc.	12,029	940
Cabot Oil & Gas Corp.	22,304	832
EQT Corp.	9,097	807
* Cameron International Corp.	13,452	785
* Concho Resources Inc.	7,200	783
Marathon Petroleum Corp.	12,141	781
* FMC Technologies Inc.	13,886	770
* Southwestern Energy Co.	20,331	740
Range Resources Corp.	9,446	717
* Whiting Petroleum Corp.	10,200	610
* Denbury Resources Inc.	30,500	562
Cimarex Energy Co.	5,776	557
* Continental Resources Inc.	5,164	554
SM Energy Co.	7,172	554
Helmerich & Payne Inc.	7,915	546
* Dril-Quip Inc.	4,600	528
* Oil States International Inc.	5,098	527
HollyFrontier Corp.	12,492	526
* Dresser-Rand Group Inc.	7,522	469
* Newfield Exploration Co.	16,827	461
QEP Resources Inc.	16,525	458
* Ultra Petroleum Corp.	21,400	440
Patterson-UTI Energy Inc.	19,302	413
Murphy Oil Corp.	6,700	404
CONSOL Energy Inc.	11,505	387
* Rowan Cos. plc Class A	10,083	370
Diamond Offshore Drilling Inc.	5,860	365
* Kosmos Energy Ltd.	32,697	336
Marathon Oil Corp.	8,482	296
Nabors Industries Ltd.	18,190	292
Peabody Energy Corp.	13,009	224
World Fuel Services Corp.	5,400	201
* Superior Energy Services Inc.	6,121	153
* SandRidge Energy Inc.	21,613	127
Chesapeake Energy Corp.	4,500	116
Baker Hughes Inc.	1,950	96
* McDermott International Inc.	11,085	82
Williams Cos. Inc.	1,500	55
Valero Energy Corp.	1,500	51
* Cobalt International Energy Inc.	1,600	40
Kinder Morgan Inc.	700	25
		59,011
Financial Services (9.0%)
* Berkshire Hathaway Inc. Class B	65,377	7,421
Wells Fargo & Co.	149,521	6,178
JPMorgan Chase & Co.	116,401	6,017
Bank of America Corp.	400,017	5,520
Citigroup Inc.	109,092	5,292
Visa Inc. Class A	19,224	3,674
Mastercard Inc. Class A	4,490	3,021
American International Group Inc.	58,000	2,821
Goldman Sachs Group Inc.	17,485	2,766
American Express Co.	36,259	2,738
Simon Property Group Inc.	12,278	1,820
Morgan Stanley	65,960	1,778

US Bancorp	46,300	1,694
Capital One Financial Corp.	22,592	1,553
American Tower Corporation	17,573	1,303
Discover Financial Services	24,229	1,225
Public Storage	6,572	1,055
Franklin Resources Inc.	19,875	1,005
Aon plc	13,400	997
Bank of New York Mellon Corp.	31,900	963
Travelers Cos. Inc.	10,589	898
Progressive Corp.	32,897	896
SunTrust Banks Inc.	27,529	892
Equity Residential	16,350	876
Moody's Corp.	12,400	872
Boston Properties Inc.	8,081	864
State Street Corp.	13,069	859
Prologis Inc.	22,800	858
Hartford Financial Services Group Inc.	26,400	822
Loews Corp.	17,516	819
Lincoln National Corp.	19,430	816
Weyerhaeuser Co.	28,157	806
* Fiserv Inc.	7,971	805
* IntercontinentalExchange Inc.	4,371	793
Regions Financial Corp.	84,715	784
Host Hotels & Resorts Inc.	43,099	762
Vornado Realty Trust	9,000	757
* Alliance Data Systems Corp.	3,477	735
Fidelity National Information Services Inc.	15,481	719
Fifth Third Bancorp	38,275	690
General Growth Properties Inc.	35,400	683
KeyCorp	59,618	680
* Affiliated Managers Group Inc.	3,684	673
Leucadia National Corp.	24,533	668
AvalonBay Communities Inc.	5,100	648
Unum Group	20,827	634
MetLife Inc.	12,940	608
SL Green Realty Corp.	6,659	592
Torchmark Corp.	8,148	589
Comerica Inc.	14,900	586
TD Ameritrade Holding Corp.	21,961	575
* E*TRADE Financial Corp.	34,200	564
* CBRE Group Inc. Class A	24,373	564
PNC Financial Services Group Inc.	7,700	558
Charles Schwab Corp.	26,105	552
Aflac Inc.	8,800	545
* Howard Hughes Corp.	4,800	539
Equifax Inc.	8,958	536
East West Bancorp Inc.	16,769	536
Chubb Corp.	6,000	536
* MSCI Inc. Class A	12,934	521
Zions Bancorporation	18,451	506
Reinsurance Group of America Inc. Class A	7,470	500
* Alleghany Corp.	1,219	499
CapitalSource Inc.	41,714	496
Extra Space Storage Inc.	10,800	494
SEI Investments Co.	15,847	490
First Republic Bank	10,400	485
Legg Mason Inc.	14,354	480

* Arch Capital Group Ltd.	8,850	479
Federal Realty Investment Trust	4,719	479
Allstate Corp.	9,400	475
Assurant Inc.	8,700	471
FactSet Research Systems Inc.	4,299	469
Global Payments Inc.	9,114	466
* American Capital Ltd.	33,600	462
* Realogy Holdings Corp.	10,500	452
HCC Insurance Holdings Inc.	10,264	450
WR Berkley Corp.	10,443	448
RenaissanceRe Holdings Ltd.	4,898	443
Essex Property Trust Inc.	3,000	443
Allied World Assurance Co. Holdings AG	4,448	442
City National Corp.	6,600	440
NASDAQ OMX Group Inc.	13,673	439
Brown & Brown Inc.	13,661	438
Raymond James Financial Inc.	10,234	426
Everest Re Group Ltd.	2,900	422
Jones Lang LaSalle Inc.	4,812	420
Taubman Centers Inc.	6,200	417
* Forest City Enterprises Inc. Class A	22,013	417
* Markel Corp.	791	410
First Horizon National Corp.	36,840	405
Apartment Investment & Management Co. Class A	14,176	396
LPL Financial Holdings Inc.	10,200	391
TCF Financial Corp.	27,300	390
Prudential Financial Inc.	4,912	383
DDR Corp.	24,207	380
Associated Banc-Corp	24,527	380
Douglas Emmett Inc.	15,734	369
Morningstar Inc.	4,628	367
Tanger Factory Outlet Centers	11,100	362
Equity Lifestyle Properties Inc.	10,400	355
First Citizens BancShares Inc.	1,717	353
* St. Joe Co.	17,800	349
Lender Processing Services Inc.	10,400	346
Total System Services Inc.	11,700	344
Artisan Partners Asset Management Inc.	6,400	335
CNA Financial Corp.	8,693	332
BlackRock Inc.	1,222	331
* TFS Financial Corp.	27,100	324
White Mountains Insurance Group Ltd.	538	305
Commerce Bancshares Inc.	6,584	288
Huntington Bancshares Inc.	34,600	286
BRE Properties Inc.	5,600	284
Hanover Insurance Group Inc.	5,014	277
StanCorp Financial Group Inc.	5,000	275
Retail Properties of America Inc.	19,700	271
* Genworth Financial Inc. Class A	20,900	267
* MBIA Inc.	25,575	262
BOK Financial Corp.	4,040	256
ACE Ltd.	2,600	243
ProAssurance Corp.	5,000	225
* Signature Bank	2,400	220
Washington Federal Inc.	10,100	209
BB&T Corp.	5,800	196
CME Group Inc.	2,495	184

Lazard Ltd. Class A	5,025	181
Ameriprise Financial Inc.	1,180	107
* CIT Group Inc.	2,100	102
Hospitality Properties Trust	3,122	88
Western Union Co.	4,165	78
CBOE Holdings Inc.	1,200	54
Assured Guaranty Ltd.	1,394	26
Dun & Bradstreet Corp.	200	21
Cullen	200	14
People's United Financial Inc.	400	6
		112,926
Health Care (5.8%)
Johnson & Johnson	88,844	7,702
Pfizer Inc.	220,117	6,320
Merck & Co. Inc.	88,921	4,234
* Gilead Sciences Inc.	58,702	3,689
Amgen Inc.	25,455	2,849
UnitedHealth Group Inc.	37,413	2,679
* Celgene Corp.	17,012	2,619
* Biogen Idec Inc.	9,811	2,362
* Express Scripts Holding Co.	33,149	2,048
Bristol-Myers Squibb Co.	39,960	1,849
Abbott Laboratories	54,800	1,819
AbbVie Inc.	35,000	1,566
Thermo Fisher Scientific Inc.	16,567	1,527
McKesson Corp.	10,636	1,365
Medtronic Inc.	23,200	1,235
Allergan Inc.	13,109	1,186
* Alexion Pharmaceuticals Inc.	10,086	1,172
Cigna Corp.	14,562	1,119
* Actavis plc	7,664	1,104
Eli Lilly & Co.	21,400	1,077
Aetna Inc.	15,855	1,015
Stryker Corp.	14,949	1,010
* Mylan Inc.	23,756	907
AmerisourceBergen Corp. Class A	14,506	886
* Vertex Pharmaceuticals Inc.	11,400	864
WellPoint Inc.	10,126	847
Humana Inc.	8,800	821
* Life Technologies Corp.	10,017	750
St. Jude Medical Inc.	13,835	742
* Forest Laboratories Inc.	17,119	732
Covidien plc	11,800	719
Perrigo Co.	5,628	694
Zimmer Holdings Inc.	8,070	663
Universal Health Services Inc. Class B	8,717	654
CR Bard Inc.	5,565	641
* Intuitive Surgical Inc.	1,690	636
* Regeneron Pharmaceuticals Inc.	2,000	626
Omnicare Inc.	10,893	605
* Endo Health Solutions Inc.	12,869	585
Cooper Cos. Inc.	4,484	582
HCA Holdings Inc.	13,344	570
* DaVita HealthCare Partners Inc.	9,600	546
* Hospira Inc.	13,860	544
* Laboratory Corp. of America Holdings	5,191	515
Baxter International Inc.	7,800	512

DENTSPLY International Inc.	11,783	511
Quest Diagnostics Inc.	8,019	495
* Illumina Inc.	5,800	469
PerkinElmer Inc.	12,400	468
* QIAGEN NV	20,400	437
Tenet Healthcare Corp.	10,525	433
* Varian Medical Systems Inc.	5,800	433
Techne Corp.	5,400	432
Hill-Rom Holdings Inc.	10,722	384
Patterson Cos. Inc.	9,000	362
* Quintiles Transnational Holdings Inc.	7,800	350
* CareFusion Corp.	8,395	310
Zoetis Inc.	8,189	255
Warner Chilcott plc Class A	11,009	252
* Bio-Rad Laboratories Inc. Class A	2,100	247
Cardinal Health Inc.	3,845	200
Becton Dickinson and Co.	1,884	188
* Mallinckrodt plc	1,475	65
* Edwards Lifesciences Corp.	919	64
* Cerner Corp.	1,010	53
HealthSouth Corp.	114	4
		73,599
Materials & Processing (2.0%)
Monsanto Co.	21,308	2,224
Precision Castparts Corp.	6,652	1,512
Ecolab Inc.	12,200	1,205
LyondellBasell Industries NV Class A	13,538	991
EI du Pont de Nemours & Co.	16,728	980
Sherwin-Williams Co.	4,800	874
CF Industries Holdings Inc.	3,912	825
Dow Chemical Co.	18,700	718
FMC Corp.	9,598	688
Sigma-Aldrich Corp.	7,980	681
Celanese Corp. Class A	12,240	646
Alcoa Inc.	72,600	590
Freeport-McMoRan Copper & Gold Inc.	17,769	588
* WR Grace & Co.	6,600	577
Ashland Inc.	6,198	573
Vulcan Materials Co.	10,934	567
Mosaic Co.	12,948	557
Rock Tenn Co. Class A	5,400	547
Ball Corp.	11,918	535
Airgas Inc.	5,019	532
Praxair Inc.	4,400	529
* Crown Holdings Inc.	12,341	522
* Owens-Illinois Inc.	17,000	510
Reliance Steel & Aluminum Co.	6,800	498
Valspar Corp.	7,600	482
* Tahoe Resources Inc.	25,799	462
Cytec Industries Inc.	5,433	442
Albemarle Corp.	6,600	415
Westlake Chemical Corp.	3,900	408
Silgan Holdings Inc.	8,242	387
* Armstrong World Industries Inc.	7,003	385
Royal Gold Inc.	7,771	378
Valmont Industries Inc.	2,711	377
* MRC Global Inc.	13,700	367

Nucor Corp.	7,400	363
United States Steel Corp.	16,059	331
Newmont Mining Corp.	11,454	322
Sealed Air Corp.	11,800	321
Fastenal Co.	5,725	288
Scotts Miracle-Gro Co. Class A	5,042	277
International Paper Co.	4,943	221
* Owens Corning	5,700	216
Eastman Chemical Co.	2,640	206
Lennox International Inc.	1,800	135
Eagle Materials Inc.	1,600	116
Air Products & Chemicals Inc.	500	53
NewMarket Corp.	100	29
Martin Marietta Materials Inc.	286	28
PPG Industries Inc.	100	17
		25,495
Producer Durables (5.4%)
General Electric Co.	332,409	7,941
Union Pacific Corp.	18,226	2,831
United Technologies Corp.	24,876	2,682
Boeing Co.	18,720	2,200
3M Co.	16,900	2,018
Danaher Corp.	25,251	1,750
FedEx Corp.	13,476	1,538
United Parcel Service Inc. Class B	15,400	1,407
Honeywell International Inc.	16,600	1,378
Caterpillar Inc.	14,100	1,175
Accenture plc Class A	15,600	1,149
Delta Air Lines Inc.	45,400	1,071
Ingersoll-Rand plc	15,400	1,000
Agilent Technologies Inc.	19,007	974
Cummins Inc.	7,321	973
Raytheon Co.	10,049	774
WW Grainger Inc.	2,932	767
CSX Corp.	29,700	764
Roper Industries Inc.	5,710	759
Southwest Airlines Co.	50,857	740
Emerson Electric Co.	11,200	725
Towers Watson & Co. Class A	6,700	717
AMETEK Inc.	15,400	709
Fluor Corp.	9,958	707
* B/E Aerospace Inc.	8,911	658
Pentair Ltd.	10,087	655
Expeditors International of Washington Inc.	14,766	651
Flowserve Corp.	10,413	650
Pall Corp.	8,400	647
* Waters Corp.	5,918	629
* Jacobs Engineering Group Inc.	10,595	616
* Stericycle Inc.	5,198	600
Wabtec Corp.	9,306	585
* Mettler-Toledo International Inc.	2,400	576
Textron Inc.	20,511	566
TransDigm Group Inc.	4,010	556
Chicago Bridge & Iron Co. NV	8,089	548
Kansas City Southern	5,000	547
Lincoln Electric Holdings Inc.	8,123	541
JB Hunt Transport Services Inc.	7,310	533

FLIR Systems Inc.	16,969	533
* Navistar International Corp.	14,546	531
AGCO Corp.	8,737	528
Huntington Ingalls Industries Inc.	7,819	527
Copa Holdings SA Class A	3,738	518
* Quanta Services Inc.	18,595	512
Alliant Techsystems Inc.	5,186	506
ITT Corp.	13,869	499
KBR Inc.	15,196	496
Babcock & Wilcox Co.	14,319	483
Nordson Corp.	6,550	482
Joy Global Inc.	9,419	481
Waste Connections Inc.	10,500	477
Trinity Industries Inc.	10,500	476
Robert Half International Inc.	12,200	476
SPX Corp.	5,597	474
Republic Services Inc. Class A	14,110	471
* AECOM Technology Corp.	14,934	467
* WESCO International Inc.	6,019	461
Deere & Co.	5,600	456
CH Robinson Worldwide Inc.	7,611	453
Toro Co.	8,318	452
Donaldson Co. Inc.	11,786	449
Stanley Black & Decker Inc.	4,927	446
Triumph Group Inc.	6,200	435
MSC Industrial Direct Co. Inc. Class A	5,300	431
Manitowoc Co. Inc.	21,300	417
Landstar System Inc.	7,285	408
Cintas Corp.	7,850	402
National Instruments Corp.	12,911	399
Manpowergroup Inc.	5,250	382
Carlisle Cos. Inc.	5,400	380
Rockwell Collins Inc.	5,500	373
Automatic Data Processing Inc.	4,774	346
Kennametal Inc.	7,500	342
Regal-Beloit Corp.	5,000	340
* Spirit Aerosystems Holdings Inc. Class A	14,000	339
Xerox Corp.	32,655	336
Con-way Inc.	7,565	326
Covanta Holding Corp.	14,400	308
General Dynamics Corp.	3,491	306
Xylem Inc.	10,739	300
Illinois Tool Works Inc.	3,700	282
* Oshkosh Corp.	5,747	281
ADT Corp.	6,850	278
Air Lease Corp. Class A	10,000	277
Paychex Inc.	6,600	268
AO Smith Corp.	5,700	258
Lockheed Martin Corp.	2,003	255
Eaton Corp. plc	3,500	241
IDEX Corp.	3,529	230
Norfolk Southern Corp.	2,700	209
* Verisk Analytics Inc. Class A	3,000	195
Lexmark International Inc. Class A	5,300	175
* United Continental Holdings Inc.	4,400	135
Ryder System Inc.	1,400	84

L-3 Communications Holdings Inc.	489	46
		67,745
Technology (7.4%)
Apple Inc.	32,324	15,410
Microsoft Corp.	265,456	8,842
* Google Inc. Class A	9,752	8,542
International Business Machines Corp.	37,247	6,897
Oracle Corp.	134,590	4,464
QUALCOMM Inc.	64,300	4,331
Cisco Systems Inc.	172,915	4,050
* Facebook Inc. Class A	71,600	3,597
Intel Corp.	151,400	3,470
EMC Corp.	85,936	2,197
* Yahoo! Inc.	44,866	1,488
* Salesforce.com Inc.	28,312	1,470
Hewlett-Packard Co.	65,489	1,374
* Adobe Systems Inc.	23,996	1,246
* Cognizant Technology Solutions Corp. Class A	15,098	1,240
Texas Instruments Inc.	27,046	1,089
* Crown Castle International Corp.	14,467	1,057
Symantec Corp.	38,839	961
Intuit Inc.	14,324	950
Applied Materials Inc.	53,080	931
Dell Inc.	63,701	877
NetApp Inc.	20,271	864
Corning Inc.	58,977	860
Xilinx Inc.	16,129	756
Amphenol Corp. Class A	9,496	735
* Citrix Systems Inc.	10,354	731
Avago Technologies Ltd. Class A	16,735	722
* SBA Communications Corp. Class A	8,611	693
Altera Corp.	18,452	686
Broadcom Corp. Class A	26,243	683
Motorola Solutions Inc.	11,367	675
Analog Devices Inc.	13,596	640
* Lam Research Corp.	12,200	625
NVIDIA Corp.	40,000	622
* Juniper Networks Inc.	30,600	608
Activision Blizzard Inc.	35,860	598
* VeriSign Inc.	11,328	577
* Teradata Corp.	10,051	557
Jabil Circuit Inc.	22,300	483
* Autodesk Inc.	11,608	478
LSI Corp.	61,000	477
* Synopsys Inc.	12,600	475
Marvell Technology Group Ltd.	40,000	460
IAC/InterActiveCorp	7,800	426
Computer Sciences Corp.	8,200	424
DST Systems Inc.	5,430	409
* Atmel Corp.	54,200	403
Solera Holdings Inc.	7,590	401
* NCR Corp.	9,500	376
AVX Corp.	25,300	332
* Fairchild Semiconductor International Inc. Class A	16,325	227
* Teradyne Inc.	11,400	188
* Ingram Micro Inc.	7,800	180
Maxim Integrated Products Inc.	5,500	164

Linear Technology Corp.	4,000	159
CA Inc.	5,007	149
Western Digital Corp.	2,200	140
* Arrow Electronics Inc.	1,900	92
* Tech Data Corp.	1,400	70
* Freescale Semiconductor Ltd.	2,600	43
Amdocs Ltd.	300	11
		92,682
Utilities (2.5%)
AT&T Inc.	160,366	5,424
Verizon Communications Inc.	83,200	3,882
NextEra Energy Inc.	18,197	1,459
Southern Co.	29,442	1,212
Sempra Energy	11,929	1,021
Duke Energy Corp.	13,130	877
Dominion Resources Inc.	13,408	838
Edison International	16,908	779
Public Service Enterprise Group Inc.	22,764	750
Xcel Energy Inc.	26,200	723
ONEOK Inc.	13,184	703
Consolidated Edison Inc.	11,880	655
NRG Energy Inc.	22,624	618
PG&E Corp.	14,635	599
AES Corp.	44,969	598
Wisconsin Energy Corp.	14,532	587
OGE Energy Corp.	15,986	577
* Calpine Corp.	29,210	567
American Water Works Co. Inc.	13,128	542
* Level 3 Communications Inc.	19,700	526
MDU Resources Group Inc.	18,704	523
National Fuel Gas Co.	7,501	516
NV Energy Inc.	21,687	512
CMS Energy Corp.	19,027	501
Entergy Corp.	7,700	486
* T-Mobile US Inc.	18,600	483
Telephone & Data Systems Inc.	16,125	476
ITC Holdings Corp.	5,070	476
* tw telecom inc Class A	15,300	457
UGI Corp.	11,552	452
Energen Corp.	5,830	445
Aqua America Inc.	17,978	445
United States Cellular Corp.	8,915	406
Questar Corp.	17,833	401
Alliant Energy Corp.	7,713	382
* Intelsat SA	14,500	348
AGL Resources Inc.	6,000	276
Exelon Corp.	6,992	207
* Sprint Corp.	33,145	206
* American Homes 4 Rent Class A	11,200	181
FirstEnergy Corp.	4,878	178
CenturyLink Inc.	3,300	103
American Electric Power Co. Inc.	300	13
		31,410
Total Common Stocks (Cost $324,705)		601,698

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.0%)
Alabama (0.2%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	565
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	393
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	500	566
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	500	566
				2,090
Alaska (0.0%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	500	534

Arizona (1.4%)
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/22 (14)	1,500	1,665
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/24	100	117
Arizona COP	5.000%	10/1/18 (4)	500	566
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	532
Arizona School Facilities Board COP	5.500%	9/1/23	500	552
Arizona School Facilities Board Revenue
(School Improvement)	5.750%	7/1/14 (Prere.)	500	521
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	500	574
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	500	551
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	500	537
Arizona Water Infrastructure Finance Authority
Revenue	4.000%	10/1/14	500	519
City of Mesa (AZ) Utility System Revenue	5.000%	7/1/14 (Prere.)	500	518
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	280
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,712
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	330
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	780	808
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	500	534
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	581
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	810
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	552
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,198
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	500	537
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	205	214

University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19	500	549
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	574
				17,331
California (6.4%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	867
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	276
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,000	360
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	500	517
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	556
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	525
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,053
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	540
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	557
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	572
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	581
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	581
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	687
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	500	556
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	205	212
California Economic Recovery GO	5.000%	7/1/15	295	306
California Economic Recovery GO	5.000%	7/1/18	500	587
California Economic Recovery GO	5.000%	7/1/19	500	591
California Economic Recovery GO	5.000%	7/1/20	500	583
California Economic Recovery GO	5.250%	7/1/21	500	583
California Economic Recovery GO	5.000%	7/1/22	500	549
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	578
California GO	5.250%	10/1/13 (14)	500	500
California GO	5.000%	11/1/13	500	502
California GO	5.000%	6/1/15	500	527
California GO	6.000%	2/1/16	500	563
California GO	5.000%	11/1/16	350	396
California GO	5.000%	3/1/17	500	569
California GO	5.000%	4/1/17	500	570
California GO	6.000%	4/1/18	500	602
California GO	5.000%	9/1/18	500	556
California GO	5.000%	11/1/18 (14)	500	578
California GO	5.500%	4/1/19	785	939
California GO	5.000%	6/1/19 (14)	500	569

California GO	5.000%	2/1/20	500	592
California GO	5.000%	9/1/21	500	587
California GO	5.000%	10/1/21	250	276
California GO	5.000%	6/1/25	495	520
California GO	5.500%	3/1/26	500	565
California GO	5.000%	6/1/27 (14)	500	537
California GO	4.500%	8/1/27	85	87
California GO	5.000%	9/1/27	500	534
California GO	5.000%	2/1/28	690	752
California GO	4.500%	8/1/28 (2)	725	738
California GO	5.750%	4/1/29	500	565
California GO	5.000%	9/1/29 (2)	500	519
California GO	5.000%	9/1/29	495	525
California GO	5.000%	10/1/29	700	740
California GO	5.250%	3/1/30	500	536
California GO	5.250%	9/1/30	500	542
California GO	5.000%	2/1/32	500	524
California GO	5.000%	6/1/32	370	381
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	340
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	500	518
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	569
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,069
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/20	325	378
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	500	516
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	553
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	112
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	591
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	528
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/38	20	20
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,151
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,078
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	321
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	265
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/24	35	40
1 California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/28	100	107
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/29	40	43

California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/33	200	206
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/34	70	72
1 California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/34	120	123
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,133
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,041
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/31	25	27
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	361
California State University Revenue Systemwide	5.750%	11/1/27	500	567
California State University Revenue Systemwide	5.250%	11/1/29	300	323
California State University Revenue Systemwide	5.000%	11/1/30	1,000	1,083
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	500	579
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,066
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	1,000	1,072
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/28	500	526
Contra Costa CA Community College District
GO	5.000%	8/1/31	1,000	1,079
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,068
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,063
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	83
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	205	223
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	817
Los Angeles CA Community College District GO	5.000%	8/1/27	500	542
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	145	153
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	543
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	573
Los Angeles CA Department of Water & Power
Revenue VRDO	0.060%	10/2/13	700	700
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	500	522
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	2,067
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	566
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	763
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	538
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	533
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	150	157
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	534
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	663
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	543

Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	646
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	290
1 Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	557
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/29	1,250	1,339
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	251
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	1,000	1,117
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	845
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/16	100	107
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	149
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	255
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	5.125%	7/1/29 (14)	1,000	1,028
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	500	536
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/23	500	544
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	557
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	538
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,105
San Diego CA Community College District GO	5.000%	8/1/31	500	539
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	532
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	556
San Diego CA Unified School District GO	0.000%	7/1/27	500	262
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	595
San Diego CA Unified School District GO	0.000%	7/1/28	500	243
San Diego CA Unified School District GO	0.000%	7/1/29	500	226
San Diego CA Unified School District GO	0.000%	7/1/30	100	42
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	519
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	605
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	393
San Francisco CA City & County Earthquake
Safety GO	5.000%	6/15/28	500	555
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	577
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	244
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	525
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	557
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	735

Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/15	245	259
University of California Revenue	5.000%	5/15/21	500	539
University of California Revenue	5.000%	5/15/25	500	566
University of California Revenue	5.000%	5/15/27 (14)	500	538
University of California Revenue	5.000%	5/15/28	1,000	1,116
University of California Revenue	5.000%	5/15/28 (14)	500	532
University of California Revenue	4.750%	5/15/33	155	156
				79,991
Colorado (0.9%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	345
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/33	750	809
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	580
Colorado Department of Transportation RAN	5.250%	12/15/13 (Prere.)	3,750	3,789
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	544
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	522
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	496
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	552
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	582
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	460
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,649
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	500	513
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	543
				11,384
Connecticut (0.7%)
Connecticut GO	5.500%	12/15/13	3,000	3,034
Connecticut GO	5.000%	1/1/14	500	506
Connecticut GO	5.000%	11/1/14	500	526
Connecticut GO	5.000%	12/1/14	500	528
Connecticut GO	5.000%	11/1/16	410	463
Connecticut GO	5.000%	4/15/21	500	591
Connecticut GO	5.000%	4/15/24	500	577
Connecticut GO	5.000%	4/15/28	500	553
Connecticut GO	5.000%	10/15/32	705	759
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	521
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	121
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	555
Hartford CT GO	5.000%	4/1/30	435	456
				9,190
Delaware (0.2%)
Delaware GO	5.000%	2/1/19	600	709
Delaware GO	5.000%	7/1/20	600	720
Delaware GO	5.000%	10/1/20	700	842
				2,271

District of Columbia (0.5%)
District of Columbia GO	5.000%	6/1/21 (4)	500	570
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	735
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	560
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	539
District of Columbia Revenue (American
University) VRDO	0.070%	10/1/13 LOC	3,900	3,900
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	571
				6,875
Florida (2.4%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,102
Broward County FL Airport System Revenue	5.000%	10/1/28	400	423
Broward County FL Airport System Revenue	5.375%	10/1/29	500	539
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	1,000	1,069
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	489
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	1,295	1,469
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	450	503
Florida Board of Education Capital Outlay GO	5.000%	1/1/14	500	506
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	500	544
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	578
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	327
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	259
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	892
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	572
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	559
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	705
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	674
Florida Department of Transportation GO	5.000%	7/1/19	545	642
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/26	500	540
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	587
Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	100	100
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	517
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.070%	10/7/13	1,200	1,200
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	528
Jacksonville FL Special Revenue	5.000%	10/1/32	500	520
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	866
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	542

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	599
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,047
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	100	111
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	640	709
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,655
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,101
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	516
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	545
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	574
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	516
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/13 (ETM)	500	500
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	500	525
Palm Beach County FL Revenue (Pine Crest
Preparatory, Inc.) VRDO	0.070%	10/7/13 LOC	1,000	1,000
2 South Florida Water Management District COP
TOB VRDO	0.080%	10/1/13	900	900
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	110	73
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	217
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	1,535	1,571
Tampa FL Hospital Revenue	5.000%	7/1/23	750	814
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	500	567
				30,792
Georgia (1.3%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	575
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	588
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	500	500
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	448
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	532
Georgia GO	5.000%	10/1/13	500	500
Georgia GO	4.000%	1/1/15	575	602
Georgia GO	5.000%	9/1/15 (Prere.)	500	544
Georgia GO	5.000%	4/1/16	500	555
Georgia GO	5.000%	5/1/16	500	557
Georgia GO	5.000%	7/1/16	500	560
Georgia GO	5.000%	7/1/16	400	448
Georgia GO	5.750%	8/1/17	500	591
Georgia GO	5.000%	10/1/19	750	893
Georgia GO	5.000%	7/1/21	500	602
Georgia GO	5.000%	7/1/22	500	584
Georgia GO	5.000%	5/1/25	500	576
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	516
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	500	570

Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	568
Gwinnett County GA School District GO	5.000%	2/1/28	500	576
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/14	100	102
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	590	641
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/16	80	87
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	112
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	250	273
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	540
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	245	262
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College & State
University Foundation)	5.625%	9/1/14 (Prere.)	500	530
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	419
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	595
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	548
				15,994
Guam (0.0%)
Guam International Airport Authority Revenue	5.000%	10/1/21	350	368

Hawaii (0.6%)
1 Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	283
1 Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	300	339
1 Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	448
Hawaii GO	5.000%	7/1/14 (2)	500	518
Hawaii GO	5.750%	2/1/15 (4)	500	536
Hawaii GO	5.000%	11/1/16	200	226
Hawaii GO	5.000%	4/1/17 (Prere.)	55	63
Hawaii GO	5.000%	4/1/19 (2)	445	502
Hawaii GO	5.000%	12/1/21	375	446
Hawaii GO	5.000%	6/1/29	500	556
Hawaii GO	5.000%	12/1/29	500	550
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	633
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	565
Honolulu HI City & County GO	5.000%	12/1/30	310	336
Honolulu HI City & County GO	5.250%	8/1/31	500	557
University of Hawaii Revenue	5.000%	10/1/27	500	547
				7,105
Illinois (2.6%)
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	324
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	228

Chicago IL Board of Education GO	5.250%	12/1/21 (14)(3)	500	537
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	102
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	519
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	511
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	102
Chicago IL Board of Education GO	0.000%	12/1/30 (14)(3)	110	36
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	150	46
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	48
Chicago IL GO	5.000%	12/1/16 (2)	500	548
Chicago IL GO	5.500%	1/1/17 (4)	500	557
Chicago IL GO	5.000%	1/1/19 (2)	500	530
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	531
Chicago IL Metropolitan Water Reclamation
District GO	5.250%	12/1/32	750	823
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	155	164
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	370	416
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	500	547
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24 (14)	500	532
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,065
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	494
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (14)(3)	540	530
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (4)	275	275
Chicago IL O'Hare International Airport Revenue	4.750%	1/1/34 (4)	50	48
Cook County IL GO	5.000%	11/15/21	500	547
Cook County IL GO	5.000%	11/15/28	500	501
Cook County IL GO	5.250%	11/15/28	500	509
Cook County IL GO	4.750%	11/15/30 (2)	200	194
Illinois Finance Authority Revenue (Art Institute
of Chicago)	4.000%	3/1/16	500	535
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	510
Illinois Finance Authority Revenue (Elmhurst
Memorial Healthcare) VRDO	0.060%	10/1/13 LOC	2,500	2,500
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	105
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,036
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	500	517
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	540
Illinois GO	5.000%	1/1/17	330	361
Illinois GO	5.000%	1/1/18	500	550
Illinois GO	5.000%	8/1/19	250	276
Illinois GO	5.000%	8/1/20	500	547
Illinois GO	5.000%	1/1/21 (4)	710	764
Illinois GO	5.000%	8/1/21	500	539
Illinois GO	5.500%	7/1/24	1,000	1,077
Illinois GO	5.000%	6/1/26	500	501
Illinois GO	5.250%	7/1/31	1,000	995
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	620
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	576
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	549
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	527
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,039

Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	514
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/19	650	694
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	250	263
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,000	847
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	262
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	121
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	102
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	665	754
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,158
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	427
2 Schaumburg IL GO VRDO	0.080%	10/7/13	400	400
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	500	523
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	750	250
				33,243
Indiana (1.1%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	250	279
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.060%	10/1/13	2,400	2,400
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.080%	10/1/13	7,475	7,475
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	578
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	544
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	519
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	308
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	581
Indiana University Student Fee Revenue	5.000%	6/1/19	445	523
Indiana University Student Fee Revenue	5.000%	8/1/23	100	114
				13,321
Iowa (0.0%)
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/24	220	252

Kansas (0.4%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	500	565
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	100	109

Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	568
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,393
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	900	995
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	600
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	566
				4,796
Kentucky (0.5%)
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	164
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	578
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	541
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	553
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	348
1 Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,107
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.080%	10/7/13 LOC	2,900	2,900
				6,191
Louisiana (0.4%)
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	459
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	536
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	526
Louisiana GO	5.000%	5/1/16 (Prere.)	500	556
Louisiana GO	5.000%	5/1/16 (Prere.)	500	556
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,363
Louisiana State University Revenue	5.000%	7/1/23	400	460
New Orleans LA GO	5.000%	12/1/31	500	504
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	385	383
				5,343
Maine (0.4%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.080%	10/7/13 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	570
				4,670
Maryland (1.4%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/28	650	717
Howard County MD GO	5.000%	2/15/22	750	888
Howard County MD GO	5.000%	8/15/24	200	234

Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	581
Maryland GO	5.000%	3/1/15	550	587
Maryland GO	5.250%	3/1/15	500	535
Maryland GO	5.000%	8/1/15 (Prere.)	500	542
Maryland GO	5.000%	8/1/15	500	543
Maryland GO	5.000%	8/1/16 (Prere.)	450	505
Maryland GO	5.000%	11/1/16	105	119
Maryland GO	5.000%	3/15/17	500	572
Maryland GO	5.000%	7/15/17	610	704
Maryland GO	5.000%	8/1/17	500	577
Maryland GO	5.250%	8/15/17	500	583
Maryland GO	5.250%	3/1/18	200	235
Maryland GO	5.000%	8/1/21	870	1,026
Maryland GO	5.000%	3/15/22	500	583
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	529
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	562
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	643
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	556
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15 (4)	750	776
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	570
Maryland Transportation Authority GAN	5.000%	3/1/16	465	514
Maryland Transportation Authority GAN	5.250%	3/1/16	585	650
Maryland Transportation Authority GAN	5.250%	3/1/18	700	819
Maryland Transportation Authority GAN	5.250%	3/1/20	500	589
Montgomery County MD GO	5.000%	7/1/17	500	576
Montgomery County MD GO	5.000%	11/1/17	500	581
Prince Georges County MD GO	5.000%	9/15/23	500	588
				17,484
Massachusetts (2.5%)
Boston MA GO	5.000%	2/1/22	500	601
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	587
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	582
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	479
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	573
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,012
Massachusetts College Building Authority
Revenue	5.000%	5/1/16 (Prere.)	500	556
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	486
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	553

Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	350	364
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	423
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	500	522
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.090%	10/7/13 LOC	2,000	2,000
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	336
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,009
Massachusetts GO	5.000%	5/1/14	500	514
Massachusetts GO	5.000%	8/1/14	500	520
Massachusetts GO	5.000%	8/1/15	500	543
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	558
Massachusetts GO	5.500%	11/1/16	500	572
Massachusetts GO	5.500%	10/1/18	500	597
Massachusetts GO	5.000%	7/1/20	500	585
Massachusetts GO	5.000%	8/1/20	500	593
Massachusetts GO	5.250%	8/1/20	300	360
Massachusetts GO	5.500%	10/1/20	500	610
Massachusetts GO	5.500%	10/1/20 (14)	500	610
Massachusetts GO	5.250%	8/1/23	500	605
Massachusetts GO	5.250%	8/1/24 (4)	800	909
Massachusetts GO	5.000%	3/1/26	500	566
Massachusetts GO	5.000%	4/1/29	500	546
2 Massachusetts GO TOB VRDO	0.070%	10/1/13	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	554
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/15 (14)	500	539
2 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.080%	10/7/13	1,200	1,200
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	474
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	195	212
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	65	71
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	305	331
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	415	451
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	600	652
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	587
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	267
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,067
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	583
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	20	21

Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	583
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	153
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	240	284
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	242
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	608
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	625	714
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,010
University of Massachusetts Building Authority
Revenue	5.250%	11/1/14 (Prere.)	500	527
				31,901
Michigan (1.2%)
Birmingham MI City School District GO	5.000%	5/1/22	740	857
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	517
Mason MI Public School District GO	5.250%	5/1/14 (Prere.)	165	170
Mason MI Public School District GO	5.250%	5/1/17 (4)	1,685	1,726
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	559
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	516
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,102
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/31	500	535
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	573
Michigan GO	5.000%	9/15/14 (4)	500	522
Michigan GO	5.000%	5/1/18	500	574
Michigan GO	5.500%	11/1/25	595	669
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.070%	10/7/13	3,100	3,100
Michigan Trunk Line Revenue	5.000%	11/1/21	500	561
Oakland University of Michigan Revenue VRDO	0.100%	10/7/13 LOC	2,800	2,800
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	555
				15,336
Minnesota (0.5%)
Chisago Lakes MN Independent School District
GO	5.000%	2/1/15 (4)	500	531
Minnesota General Fund Revenue	5.000%	3/1/28	500	552
Minnesota GO	5.000%	11/1/14	500	526
Minnesota GO	5.000%	8/1/15	500	543
Minnesota GO	5.000%	10/1/17	500	579
Minnesota GO	5.000%	8/1/19	500	594
Minnesota GO	5.000%	11/1/20	325	384
Minnesota GO	5.000%	8/1/21	500	586
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	533
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	528
University of Minnesota Revenue	5.000%	8/1/19	500	585

University of Minnesota Revenue	5.250%	12/1/29	500	566
				6,507
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/19	370	433
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/30	675	717
Mississippi GO	5.500%	12/1/18	750	897
1 Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,066
				3,113
Missouri (0.3%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/15 (Prere.)	130	142
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	370	400
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/15	300	322
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	572
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	725
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	561
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/23	350	397
				3,119
Nebraska (0.2%)
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	812
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	457
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	359
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/16	350	378
				2,006
Nevada (0.4%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,500	1,412
Clark County NV GO	5.000%	12/1/29	500	527
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	540
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	155	167
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	508
Clark County NV School District GO	5.000%	6/15/18	1,690	1,903
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/26 (3)	500	556
				5,613
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	546

New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	129
				675
New Jersey (2.9%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/13 (Prere.)	875	879
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	386
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	500	367
Jersey City NJ GO	5.000%	3/1/21	480	548
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	588
New Jersey COP	5.250%	6/15/30	465	488
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.060%	10/1/13 LOC	800	800
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	500	520
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	500	538
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,541
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	564
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	500	522
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	500	535
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	400	441
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	337
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	300	352
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	500	521
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail
Transit System Project)	5.000%	5/1/17	500	566
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	500	570
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	500	574
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	245
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	425	471
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	295	334
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	530	604
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	500	563
New Jersey GO	5.250%	7/15/15 (2)	500	544

New Jersey GO	5.000%	8/15/15	790	858
New Jersey GO	5.250%	7/1/16 (14)	500	562
New Jersey GO	5.000%	8/1/16	440	493
New Jersey GO	5.250%	7/15/18 (2)	500	588
New Jersey GO	5.000%	8/15/19	750	884
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	500	550
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	556
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	500	564
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.060%	10/1/13 LOC	1,300	1,300
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	273
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	375	393
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	223
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	218
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	541
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	500	518
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14 (14)	500	530
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	230	255
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	200	221
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	310
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	175
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	751
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	2,973
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	286
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	179
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	718
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,043
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	542
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	100	114
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	556
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	500	592
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,046
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,045
Newark NJ GO	5.000%	10/1/19	500	570

South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	547
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	500	545
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	100	108
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	685
				36,710
New Mexico (0.1%)
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	586
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	572
				1,158
New York (7.3%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	500	536
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	575
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	581
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	532
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14	410	421
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	697
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	549
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	500	547
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	500	536
New York City NY GO	5.000%	1/1/14	500	506
New York City NY GO	5.250%	9/1/14 (ETM)	20	21
New York City NY GO	5.000%	11/1/14 (Prere.)	90	95
New York City NY GO	5.000%	8/1/15 (Prere.)	575	624
New York City NY GO	5.000%	8/1/15 (Prere.)	320	347
New York City NY GO	5.000%	2/1/16	105	116
New York City NY GO	5.000%	8/1/16	500	560
New York City NY GO	5.000%	2/1/17	500	564
New York City NY GO	5.000%	9/1/17	500	542
New York City NY GO	5.000%	2/1/18	500	560
New York City NY GO	5.000%	8/1/19	500	566
New York City NY GO	5.000%	8/1/21	380	445
New York City NY GO	5.000%	10/1/22	500	578
New York City NY GO	5.000%	8/1/23	380	439
New York City NY GO	5.000%	8/1/23 (14)	180	194
New York City NY GO	5.000%	11/1/23	215	226
New York City NY GO	5.250%	8/15/24	500	567
New York City NY GO	5.000%	8/1/25	750	840
New York City NY GO	5.000%	8/1/25	330	354

New York City NY GO	5.000%	8/1/26	500	556
New York City NY GO	5.000%	8/1/26	1,000	1,117
New York City NY GO	5.000%	8/15/26	475	531
New York City NY GO	5.000%	5/15/28	480	525
New York City NY GO	5.000%	8/1/28	500	536
New York City NY GO	5.000%	8/1/28	400	435
New York City NY GO	5.500%	11/15/28	300	341
New York City NY GO	5.625%	4/1/29	840	954
New York City NY GO	5.000%	5/15/29	500	550
New York City NY GO	5.000%	8/1/30	1,000	1,081
New York City NY GO	5.000%	3/1/31	1,340	1,438
New York City NY GO	5.000%	8/1/31	365	390
New York City NY GO VRDO	0.050%	10/7/13 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	520
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,080
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	270
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	698
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	556
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	535
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	266
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	345	359
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	539
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	535
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	500	523
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	500	522
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	574
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	575
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	573
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,200
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	266
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	245	275
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	165	189
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	165	189
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18	200	231
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	335	378

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	35	39
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	335	375
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	500	559
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	500	559
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	452
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	934
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	544
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	553
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	535
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	323
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	540
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	536
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.070%	10/1/13	1,000	1,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.070%	10/7/13	3,100	3,100
New York GO	4.500%	2/1/17	500	562
New York GO	5.250%	8/1/17	700	807
New York GO	4.500%	2/1/18	500	570
New York GO	4.500%	2/1/19	500	574
New York GO	5.000%	8/1/21	515	603
New York GO	5.000%	2/15/30	315	341
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,030
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,067
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	242
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (3)	300	351
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	565
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	110	118
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	528
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	526
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	523
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	531
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	522
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,560

New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	689
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	567
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	544
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	645
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	529
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	600	668
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,216
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	595
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	586
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	580
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	448
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	274
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	530
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15	100	108
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	551
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	500	540
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	611
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	532
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	165	176
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	600	642
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	568
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	231
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	615	709
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	564
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	542
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	534
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	319

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	577
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	455
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	306
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	567
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	532
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	567
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	419
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	575
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	591
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	582
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	563
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	549
New York State Thruway Authority Revenue	5.000%	1/1/30	500	531
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)(3)	600	622
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	543
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	569
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	537
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	552
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	385	411
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	249
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	585
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	589
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	564
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	100	106
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	500	529
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	441
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	585
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	303
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	703

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	648
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,691
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,589
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	617
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	555
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	551
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/19 (14)	500	606
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/21 (14)	500	602
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	549
Westchester County NY GO	5.000%	7/1/20	500	600
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	514
				92,516
North Carolina (1.2%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	566
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	282
Durham County NC GO	5.000%	4/1/20	685	815
Mecklenburg County NC GO	5.000%	3/1/17	500	571
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	546
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	649
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	542
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (2)	510	602
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	500	537
North Carolina GO	5.000%	3/1/16	500	554
North Carolina GO	5.000%	3/1/17	520	594
North Carolina GO	5.000%	3/1/18	500	575
North Carolina GO	5.000%	3/1/20	275	329
North Carolina GO	4.000%	6/1/20	500	566
North Carolina GO	5.000%	5/1/22	250	302
North Carolina GO	5.000%	5/1/26	750	904
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/21 (4)	2,000	2,239
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	649
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	500	525
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	500	567
Wake County NC GO	4.000%	2/1/18	695	778
Wake County NC GO	5.000%	3/1/18	500	582
Wake County NC GO	5.000%	3/1/22	400	482
Wake County NC Public Improvement GO	5.000%	3/1/16	100	111
				14,867

Ohio (1.8%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	554
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	621
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	571
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	510
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	442
Cincinnati OH City School District GO	5.250%	12/1/26 (14)	500	587
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	293
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	500	506
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	500	549
Columbus OH GO	5.000%	7/1/23	600	717
Columbus OH GO	5.000%	7/1/25	535	617
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	611
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	379
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	568
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	531
Ohio (Mental Health Facilities Improvement
Fund Projects) Revenue	5.000%	2/1/22	750	866
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	117
Ohio Common Schools GO	5.000%	6/15/16 (Prere.)	750	838
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	1,885	1,923
Ohio GO	5.000%	9/15/19	260	285
Ohio GO	5.000%	8/1/23	500	590
Ohio GO	5.000%	8/1/24	500	596
Ohio Higher Education GO	5.000%	8/1/17	770	884
Ohio Higher Education GO	5.000%	8/1/21	500	594
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	635
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/14	500	529
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	605
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	30	34
Ohio State University General Receipts
Revenue	5.000%	12/1/16	470	532
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	535
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,068
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	525
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	518
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	2,365	2,441
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	635	655
Penta Career Center Ohio COP	5.250%	4/1/23	125	144
				22,970

Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	604
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	323
University of Oklahoma Revenue	5.000%	7/1/31	475	517
				1,444
Oregon (0.2%)
Clackamas County OR School District No. 46
GO	0.000%	6/15/32	1,670	683
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	327
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	554
Oregon GO	5.000%	5/1/23	500	589
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	567
				2,720
Pennsylvania (3.3%)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	325	352
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	573
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	547
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,019
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	483
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	529
Chester County PA GO	5.000%	11/15/31	750	826
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	530
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	500	513
Emmaus PA General Authority Revenue VRDO	0.080%	10/7/13 LOC	1,700	1,700
Lancaster County PA Hospital Authority
Revenue (Masonic Homes Project) VRDO	0.040%	10/1/13 LOC	4,400	4,400
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	570
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	500	512
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,264
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	770
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	325	362
Pennsylvania GO	5.000%	9/1/14 (4)	500	522
Pennsylvania GO	5.000%	5/1/15	405	435
Pennsylvania GO	5.250%	7/1/15	500	543

Pennsylvania GO	5.000%	3/1/16	100	111
Pennsylvania GO	5.000%	7/1/16	120	134
Pennsylvania GO	5.000%	7/1/16	400	447
Pennsylvania GO	5.000%	7/1/18	570	664
Pennsylvania GO	5.000%	7/1/20	500	593
Pennsylvania GO	5.000%	11/15/20	250	297
Pennsylvania GO	5.375%	7/1/21	500	607
Pennsylvania GO	5.000%	8/1/22	500	564
Pennsylvania GO	5.000%	11/15/22	500	586
Pennsylvania GO	5.000%	1/1/26	100	108
Pennsylvania GO	5.000%	4/15/28	500	558
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	534
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.500%	6/1/20	1,000	1,047
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	218
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	523
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	500	544
Pennsylvania State University Revenue	5.000%	3/1/25	500	563
1 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,148
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	381
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,085
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	540
Philadelphia PA Gas Works Revenue VRDO	0.060%	10/7/13 LOC	4,500	4,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.060%	10/1/13	3,800	3,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.060%	10/1/13	1,900	1,900
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	245	219
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	551
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	535
Philadelphia PA School District GO	5.250%	9/1/22	500	559
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	631
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	578
				40,975
Puerto Rico (0.5%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	424
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	439
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	421
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	439
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	387
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	384
Puerto Rico GO	6.000%	7/1/27 (14)	500	438

Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/22 (3)	500	404
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/25	500	382
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	500	411
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	366
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,235
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	441
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	423
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/33	1,000	232
				6,826
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	500	560
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	500	586
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	279
Greenville County SC School District GO	5.000%	12/1/27	500	536
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	1,600	1,060
South Carolina GO	5.000%	4/1/20	450	538
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	531
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,046
South Carolina Public Service Authority
Revenue	5.000%	1/1/14 (Prere.)	400	405
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	130	143
South Carolina Public Service Authority
Revenue	5.000%	1/1/29	500	536
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/13 (2)	500	500
				6,720
Tennessee (0.8%)
Memphis TN Electric System Revenue	5.000%	12/1/17	500	578
Memphis TN GO	5.000%	7/1/21	500	580
Memphis TN GO	5.000%	5/1/30	500	541
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	725
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	504
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/15	350	382
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	583
Shelby County TN GO	5.000%	3/1/19	500	586
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	118

Shelby County TN GO	5.000%	4/1/19	400	470
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	500	537
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	250	269
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	500	549
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	500	550
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,115	1,210
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	100	104
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	250	266
Tennessee GO	5.000%	8/1/14	500	520
Tennessee GO	5.000%	8/1/20	625	749
				9,821
Texas (3.8%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	1,000	896
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	589
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	275	308
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	55
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	517
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	91
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	465
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	217
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	567
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/30	500	536
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	500	526
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	561
Dallas TX GO	5.000%	2/15/15	500	532
Dallas TX Independent School District GO	5.000%	8/15/14	500	521
Dallas TX Independent School District GO	5.000%	2/15/23	485	563
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/15 (2)	485	530
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	200	231
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	330	387
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	577
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,075
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	765	900
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	508

Garland TX Independent School District GO	5.000%	2/15/23	470	546
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	938
Harris County TX Flood Control District GO	5.250%	10/1/18	435	515
Harris County TX GO	5.000%	10/1/23	500	564
Harris County TX GO	5.000%	10/1/23	300	350
Harris County TX GO	5.000%	8/15/32	400	432
3 Harris County TX Toll Road Revenue	0.850%	8/15/18	1,000	998
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	558
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	531
Houston TX Community College System GO	5.000%	2/15/27	1,000	1,045
Houston TX GO	5.000%	3/1/20	500	577
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	541
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	500	512
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	551
Houston TX Utility System Revenue	5.250%	11/15/30	500	548
3 Houston TX Utility System Revenue PUT	0.670%	8/1/16	1,000	999
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	540
Lone Star College System Texas GO	5.000%	8/15/23	250	290
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	40	43
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	415	451
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	45	48
Lubbock TX GO	5.000%	2/15/23	500	580
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,662
North East TX Independent School District GO	5.250%	2/1/22	500	601
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	573
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	565
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	282
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	561
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	548
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	560
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	238
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	905	999
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	584
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	589
San Antonio TX GO	5.000%	8/1/20	125	149
San Antonio TX GO	5.000%	2/1/24	500	573
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	260	292
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,058
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	362
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	735	779

Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	566
Texas GO	4.000%	4/1/18	400	447
Texas GO	5.000%	8/1/31	500	546
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	614
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	110	122
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	432
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	400
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	165	179
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	455	489
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,476
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,000	1,078
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	518
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	425	450
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	500	541
Texas Tech University System Financing
System Revenue	5.000%	2/15/28	500	536
Texas Transportation Commission Revenue	4.750%	4/1/24	500	544
Texas Transportation Commission Revenue	5.000%	4/1/25	500	546
Texas Transportation Commission Revenue	5.000%	4/1/26	500	545
Texas Water Financial Assistance GO	5.000%	8/1/24	500	576
Texas Water Financial Assistance GO	5.000%	8/1/25	500	574
Texas Water Financial Assistance GO	5.000%	8/1/27	500	560
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	385
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	599
Williamson County TX GO	5.000%	2/15/23	230	270
				47,277
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	540
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	362
Utah GO	5.000%	7/1/16	500	560
Utah GO	5.000%	7/1/16	500	560
				2,022
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	495

Virginia (0.7%)
Arlington County VA GO	5.000%	8/1/17	750	867
Arlington County VA GO	5.000%	8/1/23	600	718
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	547
Chesterfield County VA GO	5.000%	1/1/22	900	1,083
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	580
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	360

Fairfax County VA Public Improvement GO	5.000%	4/1/23	500	605
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	580
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	625	716
Norfolk VA Water Revenue	5.000%	11/1/31	500	542
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	517
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	227
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	417
Virginia Public School Authority Revenue	5.000%	8/1/19	500	589
				8,348
Washington (1.0%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	590
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	500	562
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	574
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	100	108
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	967
King County WA GO	5.000%	1/1/19	150	175
King County WA GO	5.000%	1/1/24	500	581
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	701
Port of Seattle WA Revenue	5.000%	8/1/29	250	266
University of Washington Revenue	5.000%	4/1/31	335	361
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	433
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	486
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	545
Washington GO	5.700%	10/1/15 (4)	220	229
Washington GO	5.000%	2/1/16	500	551
Washington GO	5.000%	7/1/16 (Prere.)	500	559
Washington GO	5.000%	7/1/17	200	229
Washington GO	5.000%	7/1/18	675	786
Washington GO	0.000%	6/1/20 (3)	500	423
Washington GO	5.000%	8/1/20	500	583
Washington GO	5.000%	7/1/21	500	575
Washington GO	5.000%	7/1/25	500	573
Washington GO	5.000%	2/1/32	500	537
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	886
Washington State University General Revenue	5.000%	10/1/31	500	540
				12,820
Wisconsin (0.8%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	520
Wisconsin Clean Water Revenue	5.000%	6/1/24	550	646
Wisconsin GO	4.000%	9/1/15	970	1,035
Wisconsin GO	5.000%	5/1/16	500	556
Wisconsin GO	5.000%	5/1/16 (4)	600	641
Wisconsin GO	5.000%	5/1/21	750	887
Wisconsin GO	5.000%	5/1/23	500	568

Wisconsin GO	5.000%	5/1/24	500	583
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc. Obligated Group) VRDO	0.070%	10/1/13 LOC	2,895	2,895
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	530
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	521
Wisconsin Transportation Revenue	5.250%	7/1/14	500	519
Wisconsin Transportation Revenue	5.000%	7/1/23	500	587
				10,488
Total Tax-Exempt Municipal Bonds (Cost $645,096)				655,672
Total Investments (99.8%) (Cost $969,801)				1,257,370
Other Assets and Liabilities-Net (0.2%)				2,837
Net Assets (100%)				1,260,207

* Non-income-producing security.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2013.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate value of these securities was $4,500,000, representing 0.4% of net assets.
3 Adjustable-rate security.

Tax-Managed Balanced Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	601,698	----	----
Tax-Exempt Municipal Bonds	----	655,672	----
Total	601,698	655,672	----

C. At September 30, 2013, the cost of investment securities for tax purposes was $969,801,000. Net unrealized appreciation of investment securities for tax purposes was $287,569,000, consisting of unrealized gains of $299,655,000 on securities that had risen in value since their purchase and $12,086,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (16.1%)
Brunswick Corp.	430,517	17,182
* Fifth & Pacific Cos. Inc.	572,464	14,386
* Lumber Liquidators Holdings Inc.	131,164	13,989
Wolverine World Wide Inc.	238,849	13,908
* Live Nation Entertainment Inc.	681,939	12,650
Pool Corp.	223,747	12,559
Cracker Barrel Old Country Store Inc.	113,541	11,722
* Steven Madden Ltd.	194,539	10,472
* Buffalo Wild Wings Inc.	89,631	9,969
Ryland Group Inc.	220,220	8,928
* Iconix Brand Group Inc.	256,803	8,531
* Jack in the Box Inc.	210,444	8,418
Hillenbrand Inc.	300,028	8,212
Group 1 Automotive Inc.	102,721	7,979
Men's Wearhouse Inc.	222,396	7,573
* Genesco Inc.	114,720	7,523
Lithia Motors Inc. Class A	101,851	7,431
Texas Roadhouse Inc. Class A	277,110	7,282
Buckle Inc.	131,642	7,115
* Pinnacle Entertainment Inc.	279,255	6,995
* Hibbett Sports Inc.	124,219	6,975
Dorman Products Inc.	140,639	6,969
* Outerwall Inc.	134,026	6,700
* Meritage Homes Corp.	153,401	6,589
Monro Muffler Brake Inc.	140,327	6,524
* Select Comfort Corp.	266,877	6,498
* Vitamin Shoppe Inc.	144,410	6,318
* Helen of Troy Ltd.	142,328	6,291
* SHFL Entertainment Inc.	269,402	6,196
* Children's Place Retail Stores Inc.	107,037	6,193
* Marriott Vacations Worldwide Corp.	140,439	6,179
* Jos A Bank Clothiers Inc.	133,795	5,882
Finish Line Inc. Class A	235,994	5,869
Sturm Ruger & Co. Inc.	92,532	5,795
* Crocs Inc.	421,797	5,741
* Skechers U.S.A. Inc. Class A	184,082	5,727
La-Z-Boy Inc.	250,530	5,690
* Standard Pacific Corp.	692,063	5,474
Papa John's International Inc.	78,336	5,474
DineEquity Inc.	77,637	5,357
OfficeMax Inc.	415,796	5,318
* Boyd Gaming Corp.	344,489	4,874
* iRobot Corp.	127,028	4,785
* Multimedia Games Holding Co. Inc.	138,401	4,782
Oxford Industries Inc.	68,447	4,653
Brown Shoe Co. Inc.	195,040	4,578
* Sonic Corp.	252,172	4,476
Interval Leisure Group Inc.	186,510	4,407
* Red Robin Gourmet Burgers Inc.	61,854	4,398

Drew Industries Inc.	95,207	4,336
* Quiksilver Inc.	600,279	4,220
Sonic Automotive Inc. Class A	165,461	3,938
* Francesca's Holdings Corp.	210,176	3,918
Movado Group Inc.	85,480	3,740
CEC Entertainment Inc.	80,431	3,689
Cato Corp. Class A	128,990	3,609
Arctic Cat Inc.	63,176	3,604
* Winnebago Industries Inc.	134,603	3,494
Ethan Allen Interiors Inc.	124,873	3,480
* BJ's Restaurants Inc.	118,493	3,403
* American Public Education Inc.	84,999	3,213
* Pep Boys-Manny Moe & Jack	255,811	3,190
Standard Motor Products Inc.	94,534	3,040
* Capella Education Co.	53,456	3,023
* Tuesday Morning Corp.	196,656	3,003
Stage Stores Inc.	156,245	3,000
* Biglari Holdings Inc.	6,924	2,857
* Zumiez Inc.	102,439	2,821
* Maidenform Brands Inc.	112,715	2,648
* EW Scripps Co. Class A	142,165	2,609
* Universal Electronics Inc.	71,995	2,594
Fred's Inc. Class A	162,623	2,545
* Blue Nile Inc.	59,566	2,438
Callaway Golf Co.	339,815	2,419
* M/I Homes Inc.	116,103	2,394
Haverty Furniture Cos. Inc.	95,142	2,334
* ITT Educational Services Inc.	74,925	2,323
* Barnes & Noble Inc.	175,657	2,273
Strayer Education Inc.	51,479	2,137
* Ruby Tuesday Inc.	276,932	2,077
Ruth's Hospitality Group Inc.	171,859	2,038
Superior Industries International Inc.	111,264	1,984
Nutrisystem Inc.	137,173	1,973
* Zale Corp.	129,395	1,967
Harte-Hanks Inc.	207,139	1,829
Stein Mart Inc.	132,607	1,819
PetMed Express Inc.	96,454	1,571
* Digital Generation Inc.	120,931	1,564
* MarineMax Inc.	116,346	1,419
* Kirkland's Inc.	71,987	1,327
Big 5 Sporting Goods Corp.	81,581	1,312
Marcus Corp.	90,229	1,311
* Christopher & Banks Corp.	176,914	1,276
* VOXX International Corp. Class A	92,410	1,266
Universal Technical Institute Inc.	101,750	1,234
Perry Ellis International Inc.	57,373	1,081
* rue21 inc	24,665	995
Spartan Motors Inc.	150,827	916
* Monarch Casino & Resort Inc.	45,726	868
* Corinthian Colleges Inc.	377,239	826
* Career Education Corp.	246,691	681
Lincoln Educational Services Corp.	109,631	505
JAKKS Pacific Inc.	99,789	448
Blyth Inc.	1,250	17
		492,132

Consumer Staples (4.3%)
* Hain Celestial Group Inc.	224,965	17,349
Casey's General Stores Inc.	183,675	13,500
* Darling International Inc.	564,163	11,938
* TreeHouse Foods Inc.	172,634	11,537
* Boston Beer Co. Inc. Class A	40,020	9,773
B&G Foods Inc.	253,094	8,744
* Prestige Brands Holdings Inc.	244,457	7,363
Snyders-Lance Inc.	231,295	6,673
Sanderson Farms Inc.	95,809	6,251
Andersons Inc.	83,180	5,814
J&J Snack Foods Corp.	71,142	5,743
WD-40 Co.	69,976	4,541
* Annie's Inc.	67,932	3,336
Cal-Maine Foods Inc.	66,974	3,221
* Diamond Foods Inc.	103,981	2,452
Inter Parfums Inc.	78,046	2,341
Spartan Stores Inc.	105,554	2,329
Calavo Growers Inc.	61,093	1,847
* Medifast Inc.	59,283	1,594
Nash Finch Co.	55,467	1,465
* Central Garden and Pet Co. Class A	201,731	1,382
* Alliance One International Inc.	394,606	1,148
* Seneca Foods Corp. Class A	37,373	1,125
		131,466
Energy (4.8%)
* Gulfport Energy Corp.	361,397	23,252
Bristow Group Inc.	173,329	12,611
* PDC Energy Inc.	165,900	9,878
* Hornbeck Offshore Services Inc.	153,938	8,842
SEACOR Holdings Inc.	90,611	8,195
* Stone Energy Corp.	238,848	7,746
* Exterran Holdings Inc.	277,197	7,642
* Carrizo Oil & Gas Inc.	175,546	6,550
* Newpark Resources Inc.	413,859	5,240
* Geospace Technologies Corp.	61,664	5,198
* TETRA Technologies Inc.	376,086	4,712
* C&J Energy Services Inc.	214,604	4,309
* Cloud Peak Energy Inc.	290,857	4,267
* Approach Resources Inc.	160,426	4,216
* Northern Oil and Gas Inc.	284,464	4,105
* Forest Oil Corp.	572,137	3,490
Comstock Resources Inc.	214,836	3,418
* ION Geophysical Corp.	576,772	2,999
* Tesco Corp.	150,586	2,495
* Era Group Inc.	91,086	2,476
* Matrix Service Co.	124,758	2,448
* Swift Energy Co.	207,800	2,373
Contango Oil & Gas Co.	61,190	2,249
* Pioneer Energy Services Corp.	297,345	2,233
* Penn Virginia Corp.	262,905	1,748
* Basic Energy Services Inc.	131,815	1,666
Gulf Island Fabrication Inc.	66,003	1,618
* PetroQuest Energy Inc.	270,750	1,086
		147,062

Financials (17.6%)
* Portfolio Recovery Associates Inc.	241,589	14,481
Financial Engines Inc.	234,220	13,922
ProAssurance Corp.	296,291	13,351
* Stifel Financial Corp.	281,551	11,606
Geo Group Inc.	340,822	11,332
Susquehanna Bancshares Inc.	890,113	11,171
MarketAxess Holdings Inc.	179,187	10,758
UMB Financial Corp.	169,409	9,206
* Texas Capital Bancshares Inc.	195,067	8,967
Umpqua Holdings Corp.	535,518	8,686
Glacier Bancorp Inc.	343,034	8,476
First Financial Bankshares Inc.	143,119	8,418
FNB Corp.	692,602	8,401
Wintrust Financial Corp.	190,452	7,822
* First Cash Financial Services Inc.	130,499	7,562
Tanger Factory Outlet Centers	227,380	7,424
MB Financial Inc.	262,366	7,409
RLI Corp.	81,466	7,122
Bank of the Ozarks Inc.	143,844	6,903
Old National Bancorp	483,809	6,870
Evercore Partners Inc. Class A	139,182	6,852
Prospect Capital Corp.	600,724	6,716
Home BancShares Inc.	220,483	6,696
Community Bank System Inc.	191,686	6,540
LaSalle Hotel Properties	229,115	6,534
Selective Insurance Group Inc.	266,130	6,520
PacWest Bancorp	188,370	6,472
Mid-America Apartment Communities Inc.	102,984	6,437
PrivateBancorp Inc.	300,349	6,428
United Bankshares Inc.	219,948	6,374
Cash America International Inc.	136,526	6,182
Columbia Banking System Inc.	244,392	6,037
Post Properties Inc.	131,542	5,922
Northwest Bancshares Inc.	447,845	5,921
Sovran Self Storage Inc.	75,714	5,730
CVB Financial Corp.	422,266	5,709
National Penn Bancshares Inc.	562,478	5,653
EPR Properties	113,299	5,522
First Midwest Bancorp Inc.	357,710	5,405
Horace Mann Educators Corp.	189,722	5,384
Healthcare Realty Trust Inc.	230,241	5,321
BBCN Bancorp Inc.	377,317	5,192
* Virtus Investment Partners Inc.	31,579	5,136
* Encore Capital Group Inc.	111,594	5,118
DiamondRock Hospitality Co.	472,368	5,040
Lexington Realty Trust	443,847	4,984
NBT Bancorp Inc.	209,924	4,824
* Pinnacle Financial Partners Inc.	158,053	4,712
* World Acceptance Corp.	52,117	4,686
Medical Properties Trust Inc.	383,057	4,662
Colonial Properties Trust	200,088	4,500
Employers Holdings Inc.	148,116	4,405
EastGroup Properties Inc.	72,979	4,321
Boston Private Financial Holdings Inc.	378,916	4,206
First Financial Bancorp	276,805	4,199
Provident Financial Services Inc.	257,651	4,177

Cousins Properties Inc.	403,858	4,156
HFF Inc. Class A	157,329	3,941
Independent Bank Corp.	109,362	3,904
Interactive Brokers Group Inc.	207,580	3,896
Associated Estates Realty Corp.	240,922	3,592
* Forestar Group Inc.	166,452	3,584
Infinity Property & Casualty Corp.	55,464	3,583
First Commonwealth Financial Corp.	468,196	3,554
ViewPoint Financial Group Inc.	171,902	3,553
* BofI Holding Inc.	54,259	3,519
S&T Bancorp Inc.	142,395	3,449
Acadia Realty Trust	133,658	3,299
* Ezcorp Inc. Class A	193,167	3,261
PS Business Parks Inc.	43,681	3,260
Safety Insurance Group Inc.	61,504	3,258
City Holding Co.	74,917	3,239
Banner Corp.	83,792	3,198
United Fire Group Inc.	104,296	3,178
Government Properties Income Trust	132,517	3,171
Brookline Bancorp Inc.	336,327	3,165
Stewart Information Services Corp.	98,838	3,162
LTC Properties Inc.	82,938	3,150
AMERISAFE Inc.	88,042	3,126
Oritani Financial Corp.	186,907	3,077
* Navigators Group Inc.	50,708	2,929
* eHealth Inc.	88,311	2,849
Pennsylvania REIT	151,484	2,833
* Investment Technology Group Inc.	179,538	2,822
* United Community Banks Inc.	182,815	2,742
Franklin Street Properties Corp.	211,652	2,696
Capstead Mortgage Corp.	228,140	2,685
* First BanCorp	472,434	2,683
* Piper Jaffray Cos.	77,416	2,655
Tompkins Financial Corp.	55,418	2,561
Hanmi Financial Corp.	151,753	2,515
Simmons First National Corp. Class A	79,070	2,458
Wilshire Bancorp Inc.	297,195	2,431
Cardinal Financial Corp.	143,798	2,377
Dime Community Bancshares Inc.	139,416	2,321
TrustCo Bank Corp. NY	361,221	2,153
Inland Real Estate Corp.	209,302	2,141
Sabra Health Care REIT Inc.	90,651	2,086
Sterling Bancorp	147,994	2,032
Parkway Properties Inc.	102,106	1,814
Agree Realty Corp.	60,013	1,811
CoreSite Realty Corp.	51,937	1,763
* Taylor Capital Group Inc.	69,696	1,544
Meadowbrook Insurance Group Inc.	224,892	1,462
Saul Centers Inc.	31,345	1,450
Bank Mutual Corp.	207,339	1,300
Universal Health Realty Income Trust	30,874	1,293
Getty Realty Corp.	64,888	1,261
Kite Realty Group Trust	209,351	1,242
Urstadt Biddle Properties Inc. Class A	62,421	1,241
Calamos Asset Management Inc. Class A	99,238	991
* SWS Group Inc.	136,408	761
Cedar Realty Trust Inc.	133,479	691

Tower Group International Ltd.	66,586	466
		537,738
Health Care (10.4%)
* Centene Corp.	259,053	16,569
* Align Technology Inc.	339,029	16,314
Questcor Pharmaceuticals Inc.	261,423	15,163
West Pharmaceutical Services Inc.	329,844	13,573
* PAREXEL International Corp.	269,351	13,530
* ViroPharma Inc.	311,939	12,259
* Medidata Solutions Inc.	116,768	11,552
* Medicines Co.	293,861	9,850
* Haemonetics Corp.	243,182	9,698
* MWI Veterinary Supply Inc.	58,600	8,752
* Magellan Health Services Inc.	129,416	7,760
Air Methods Corp.	167,155	7,121
* Acorda Therapeutics Inc.	193,758	6,642
* Neogen Corp.	108,038	6,560
Chemed Corp.	89,977	6,433
* Akorn Inc.	326,226	6,420
* Impax Laboratories Inc.	311,141	6,382
* Amsurg Corp. Class A	153,460	6,092
* Cyberonics Inc.	113,694	5,769
* Hanger Inc.	165,547	5,589
* NuVasive Inc.	211,728	5,185
Cantel Medical Corp.	155,270	4,945
* Molina Healthcare Inc.	138,885	4,944
Analogic Corp.	58,576	4,841
Meridian Bioscience Inc.	198,445	4,693
CONMED Corp.	133,107	4,524
Abaxis Inc.	99,399	4,185
* ICU Medical Inc.	61,378	4,169
Quality Systems Inc.	190,944	4,149
* IPC The Hospitalist Co. Inc.	80,344	4,098
* Greatbatch Inc.	114,884	3,910
* Omnicell Inc.	164,934	3,906
* Integra LifeSciences Holdings Corp.	96,590	3,888
* Luminex Corp.	181,454	3,629
* HealthStream Inc.	95,643	3,623
Ensign Group Inc.	84,824	3,487
* Bio-Reference Labs Inc.	116,556	3,483
Kindred Healthcare Inc.	259,271	3,482
* ABIOMED Inc.	168,956	3,222
* Momenta Pharmaceuticals Inc.	218,489	3,144
* AMN Healthcare Services Inc.	221,398	3,046
* Healthways Inc.	163,742	3,031
Computer Programs & Systems Inc.	49,806	2,914
* Amedisys Inc.	150,694	2,595
Invacare Corp.	140,253	2,422
* Emergent Biosolutions Inc.	123,310	2,349
Landauer Inc.	45,426	2,328
Hi-Tech Pharmacal Co. Inc.	53,891	2,325
* Merit Medical Systems Inc.	191,508	2,323
* Affymetrix Inc.	341,125	2,115
* Corvel Corp.	56,922	2,104
* Natus Medical Inc.	145,657	2,065
* Cynosure Inc. Class A	89,639	2,045
* Cambrex Corp.	143,765	1,898

* Gentiva Health Services Inc.	139,486	1,679
* LHC Group Inc.	66,148	1,552
* Symmetry Medical Inc.	178,875	1,460
* SurModics Inc.	58,341	1,387
* Cross Country Healthcare Inc.	149,270	905
CryoLife Inc.	120,691	845
Almost Family Inc.	40,227	782
* Arqule Inc.	282,773	659
Spectrum Pharmaceuticals Inc.	61,964	520
* PharMerica Corp.	22,226	295
		317,179
Industrials (15.5%)
AO Smith Corp.	370,298	16,737
* Old Dominion Freight Line Inc.	334,623	15,389
* Teledyne Technologies Inc.	178,502	15,160
Toro Co.	274,066	14,896
EnerSys Inc.	229,088	13,890
Actuant Corp. Class A	348,615	13,540
* Moog Inc. Class A	216,063	12,676
EMCOR Group Inc.	319,157	12,489
Curtiss-Wright Corp.	223,790	10,509
Applied Industrial Technologies Inc.	201,257	10,365
Healthcare Services Group Inc.	326,986	8,423
United Stationers Inc.	192,449	8,372
* Tetra Tech Inc.	310,277	8,033
Barnes Group Inc.	220,723	7,708
Watts Water Technologies Inc. Class A	135,192	7,621
Allegiant Travel Co. Class A	71,835	7,569
UniFirst Corp.	71,830	7,501
Mueller Industries Inc.	134,466	7,486
Franklin Electric Co. Inc.	185,994	7,328
* On Assignment Inc.	210,422	6,944
* WageWorks Inc.	136,404	6,882
Brady Corp. Class A	222,274	6,779
* Hub Group Inc. Class A	169,397	6,645
ABM Industries Inc.	243,992	6,495
Simpson Manufacturing Co. Inc.	193,028	6,287
* Mobile Mini Inc.	183,822	6,261
* Orbital Sciences Corp.	287,600	6,091
* EnPro Industries Inc.	99,789	6,008
Forward Air Corp.	144,267	5,821
* Atlas Air Worldwide Holdings Inc.	123,274	5,684
G&K Services Inc. Class A	93,550	5,650
Tennant Co.	88,279	5,473
Interface Inc. Class A	275,802	5,472
Kaydon Corp.	153,776	5,462
CIRCOR International Inc.	84,025	5,225
AAR Corp.	190,401	5,204
Cubic Corp.	96,115	5,159
AZZ Inc.	121,639	5,092
Lindsay Corp.	61,521	5,021
* Korn/Ferry International	233,169	4,990
Albany International Corp.	137,051	4,916
Kaman Corp.	129,403	4,899
* II-VI Inc.	258,810	4,871
Knight Transportation Inc.	283,520	4,684
* TrueBlue Inc.	194,456	4,669

Briggs & Stratton Corp.	231,128	4,650
* GenCorp Inc.	289,522	4,641
Exponent Inc.	63,129	4,535
* Aegion Corp. Class A	186,884	4,435
* Dycom Industries Inc.	158,077	4,425
ESCO Technologies Inc.	126,412	4,201
Apogee Enterprises Inc.	137,444	4,079
Universal Forest Products Inc.	94,699	3,987
Insperity Inc.	105,704	3,974
* Federal Signal Corp.	298,987	3,848
* Navigant Consulting Inc.	242,556	3,750
Titan International Inc.	254,866	3,731
* DXP Enterprises Inc.	46,375	3,662
Astec Industries Inc.	100,646	3,619
Standex International Corp.	60,780	3,610
SkyWest Inc.	248,099	3,602
AAON Inc.	133,675	3,550
Encore Wire Corp.	88,951	3,508
John Bean Technologies Corp.	138,464	3,445
Quanex Building Products Corp.	177,008	3,333
Heartland Express Inc.	219,354	3,113
Comfort Systems USA Inc.	179,053	3,010
Arkansas Best Corp.	114,387	2,936
Griffon Corp.	217,321	2,725
* Powell Industries Inc.	43,485	2,665
Resources Connection Inc.	196,289	2,664
* Engility Holdings Inc.	82,304	2,612
Kelly Services Inc. Class A	130,048	2,532
Viad Corp.	97,197	2,425
American Science & Engineering Inc.	37,242	2,246
* Consolidated Graphics Inc.	39,213	2,198
* Aerovironment Inc.	91,416	2,112
* Gibraltar Industries Inc.	139,521	1,990
National Presto Industries Inc.	23,478	1,653
Heidrick & Struggles International Inc.	78,823	1,502
* Lydall Inc.	81,514	1,400
* Orion Marine Group Inc.	130,923	1,363
* Vicor Corp.	90,670	742
CDI Corp.	16,872	258
		471,107
Information Technology (18.4%)
FEI Co.	199,236	17,493
MAXIMUS Inc.	325,249	14,649
Belden Inc.	209,674	13,430
* ViaSat Inc.	196,427	12,522
Cognex Corp.	387,379	12,148
* Tyler Technologies Inc.	129,510	11,328
* Sourcefire Inc.	148,764	11,294
* Anixter International Inc.	128,117	11,231
* Microsemi Corp.	443,791	10,762
j2 Global Inc.	206,175	10,210
* Hittite Microwave Corp.	143,327	9,366
* ARRIS Group Inc.	546,448	9,322
* Dealertrack Technologies Inc.	208,147	8,917
* Manhattan Associates Inc.	93,066	8,883
Blackbaud Inc.	217,993	8,510
Littelfuse Inc.	105,685	8,267

* Cardtronics Inc.	213,738	7,930
* Take-Two Interactive Software Inc.	432,927	7,862
* SYNNEX Corp.	127,009	7,805
* CACI International Inc. Class A	110,228	7,618
* OpenTable Inc.	108,715	7,608
Power Integrations Inc.	138,506	7,500
Coherent Inc.	116,357	7,150
* Electronics For Imaging Inc.	221,964	7,032
* Veeco Instruments Inc.	187,384	6,976
Heartland Payment Systems Inc.	173,541	6,893
* Synaptics Inc.	155,259	6,875
* Cirrus Logic Inc.	301,926	6,848
* Progress Software Corp.	261,878	6,777
MKS Instruments Inc.	253,894	6,751
* OSI Systems Inc.	89,406	6,658
NIC Inc.	282,345	6,525
* TriQuint Semiconductor Inc.	769,232	6,254
* Plexus Corp.	162,788	6,056
* Benchmark Electronics Inc.	260,930	5,973
* NETGEAR Inc.	184,160	5,683
Monotype Imaging Holdings Inc.	183,047	5,246
* Synchronoss Technologies Inc.	132,798	5,054
MTS Systems Corp.	75,852	4,881
* Rogers Corp.	81,721	4,861
* GT Advanced Technologies Inc.	568,424	4,837
* Bottomline Technologies de Inc.	171,030	4,768
Monolithic Power Systems Inc.	156,516	4,739
Methode Electronics Inc.	169,235	4,739
* QLogic Corp.	425,858	4,659
* Interactive Intelligence Group Inc.	73,300	4,654
* ScanSource Inc.	133,632	4,624
* comScore Inc.	155,602	4,508
* Blucora Inc.	195,839	4,500
Tessera Technologies Inc.	229,645	4,444
* MicroStrategy Inc. Class A	42,698	4,430
* Netscout Systems Inc.	171,002	4,373
* Cabot Microelectronics Corp.	111,477	4,294
* Diodes Inc.	171,680	4,206
* Kulicke & Soffa Industries Inc.	359,732	4,155
CSG Systems International Inc.	162,617	4,074
* ATMI Inc.	153,077	4,060
* Ixia	258,714	4,054
* Measurement Specialties Inc.	74,655	4,049
* Ultratech Inc.	132,789	4,024
* iGATE Corp.	143,906	3,995
* Liquidity Services Inc.	117,902	3,957
* Insight Enterprises Inc.	208,321	3,941
* Harmonic Inc.	482,764	3,712
* ExlService Holdings Inc.	129,330	3,683
* Tangoe Inc.	152,800	3,646
United Online Inc.	443,637	3,540
* FARO Technologies Inc.	81,596	3,441
* Sykes Enterprises Inc.	188,982	3,385
* Rofin-Sinar Technologies Inc.	135,430	3,279
* Checkpoint Systems Inc.	196,247	3,277
* LogMeIn Inc.	104,561	3,247
Badger Meter Inc.	68,701	3,195

* Stamps.com Inc.	67,252	3,089
* Advanced Energy Industries Inc.	175,420	3,073
* Exar Corp.	221,354	2,968
Brooks Automation Inc.	318,258	2,963
* Perficient Inc.	160,706	2,951
* Newport Corp.	187,230	2,926
* Virtusa Corp.	98,174	2,853
* Volterra Semiconductor Corp.	120,007	2,760
* CalAmp Corp.	153,971	2,715
Park Electrochemical Corp.	92,800	2,659
* TeleTech Holdings Inc.	104,001	2,609
CTS Corp.	160,909	2,538
* TTM Technologies Inc.	253,236	2,469
* Digital River Inc.	137,809	2,463
Black Box Corp.	77,345	2,370
Forrester Research Inc.	64,003	2,353
* LivePerson Inc.	236,211	2,230
Micrel Inc.	227,752	2,075
Epiq Systems Inc.	154,631	2,044
Daktronics Inc.	178,561	1,998
Comtech Telecommunications Corp.	79,633	1,937
* Entropic Communications Inc.	428,855	1,878
* DTS Inc.	88,745	1,864
* Ceva Inc.	106,014	1,829
* Rudolph Technologies Inc.	156,154	1,780
* Super Micro Computer Inc.	127,688	1,729
* Oplink Communications Inc.	91,019	1,713
* Dice Holdings Inc.	196,129	1,669
* Nanometrics Inc.	101,254	1,632
* XO Group Inc.	121,619	1,571
* Mercury Systems Inc.	155,045	1,549
* Procera Networks Inc.	99,263	1,538
Electro Scientific Industries Inc.	120,261	1,408
Supertex Inc.	49,742	1,260
* Digi International Inc.	125,295	1,254
Cohu Inc.	109,958	1,200
* Kopin Corp.	296,779	1,196
* QuinStreet Inc.	124,090	1,173
Ebix Inc.	115,489	1,148
* CIBER Inc.	323,455	1,067
* Rubicon Technology Inc.	82,834	1,003
* Symmetricom Inc.	196,130	945
* Sigma Designs Inc.	161,082	900
Bel Fuse Inc. Class B	48,810	851
* Agilysys Inc.	68,197	813
* Pericom Semiconductor Corp.	102,862	802
PC-Tel Inc.	84,500	748
* DSP Group Inc.	105,738	745
* Intevac Inc.	115,515	677
* Higher One Holdings Inc.	65,860	505
* VASCO Data Security International Inc.	48,992	387
* Avid Technology Inc.	5,532	33
		562,547
Materials (5.9%)
PolyOne Corp.	468,992	14,403
HB Fuller Co.	241,101	10,895
Schweitzer-Mauduit International Inc.	150,349	9,101

KapStone Paper and Packaging Corp.	186,282	7,973
Balchem Corp.	141,858	7,341
* Texas Industries Inc.	100,585	6,670
* Stillwater Mining Co.	564,460	6,215
Kaiser Aluminum Corp.	84,045	5,988
* SunCoke Energy Inc.	335,104	5,697
PH Glatfelter Co.	205,742	5,569
Innophos Holdings Inc.	104,814	5,532
* OM Group Inc.	152,701	5,158
* Clearwater Paper Corp.	105,727	5,051
* Calgon Carbon Corp.	258,480	4,909
Stepan Co.	84,556	4,881
* Flotek Industries Inc.	208,867	4,804
Globe Specialty Metals Inc.	306,231	4,719
* RTI International Metals Inc.	145,516	4,662
Quaker Chemical Corp.	62,758	4,585
Koppers Holdings Inc.	99,406	4,240
A Schulman Inc.	141,866	4,179
AMCOL International Corp.	121,985	3,986
Deltic Timber Corp.	52,371	3,411
Materion Corp.	98,250	3,150
* Headwaters Inc.	349,499	3,142
American Vanguard Corp.	116,236	3,129
* Kraton Performance Polymers Inc.	155,696	3,050
* LSB Industries Inc.	90,156	3,023
Tredegar Corp.	115,904	3,014
Neenah Paper Inc.	76,528	3,008
Wausau Paper Corp.	222,115	2,885
Myers Industries Inc.	133,767	2,690
Haynes International Inc.	59,093	2,679
* AK Steel Holding Corp.	651,567	2,443
* Century Aluminum Co.	246,183	1,982
Zep Inc.	108,751	1,768
Hawkins Inc.	43,952	1,659
* AM Castle & Co.	80,809	1,301
Olympic Steel Inc.	44,284	1,230
		180,122
Other (3.1%)
1 Vanguard REIT ETF		94,476
Telecommunication Services (0.4%)
* Cincinnati Bell Inc.	996,360	2,710
Atlantic Tele-Network Inc.	45,119	2,352
Lumos Networks Corp.	73,061	1,583
USA Mobility Inc.	104,846	1,485
* General Communication Inc. Class A	155,674	1,482
NTELOS Holdings Corp.	73,150	1,375
* Cbeyond Inc.	146,450	939
		11,926
Utilities (3.5%)
Piedmont Natural Gas Co. Inc.	363,023	11,936
Southwest Gas Corp.	222,094	11,105
UIL Holdings Corp.	264,687	9,841
UNS Energy Corp.	198,025	9,232
South Jersey Industries Inc.	153,930	9,017
New Jersey Resources Corp.	199,686	8,796
ALLETE Inc.	171,676	8,292

NorthWestern Corp.		180,991	8,130
Avista Corp.		286,354	7,560
Laclede Group Inc.		145,432	6,544
El Paso Electric Co.		192,246	6,421
Northwest Natural Gas Co.		129,136	5,421
American States Water Co.		185,005	5,099
			107,394
Total Common Stocks (Cost $1,823,616)			3,053,149
	Coupon
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund (Cost
$6,890)	0.112%	6,890,000	6,890
Total Investments (100.2%) (Cost $1,830,506)			3,060,039
Other Assets and Liabilities-Net (-0.2%)			(6,834)
Net Assets (100%)			3,053,205

* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At September 30, 2013, the cost of investment securities for tax purposes was $1,830,506,000. Net unrealized appreciation of investment securities for tax purposes was $1,229,533,000, consisting of unrealized gains of $1,246,805,000 on securities that had risen in value since their purchase and $17,272,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Australia (7.7%)
Commonwealth Bank of Australia	2,214,578	147,182
BHP Billiton Ltd.	4,408,176	146,673
Westpac Banking Corp.	4,229,340	129,278
Australia & New Zealand Banking Group Ltd.	3,735,500	107,405
National Australia Bank Ltd.	3,173,321	101,678
Wesfarmers Ltd.	1,573,802	60,460
Woolworths Ltd.	1,742,459	56,941
CSL Ltd.	710,415	42,404
Rio Tinto Ltd.	620,986	35,945
Woodside Petroleum Ltd.	869,807	31,125
Telstra Corp. Ltd.	6,391,733	29,659
QBE Insurance Group Ltd.	1,670,785	22,881
Suncorp Group Ltd.	1,853,914	22,673
Macquarie Group Ltd.	481,653	21,579
Origin Energy Ltd.	1,559,099	20,530
Santos Ltd.	1,413,632	19,921
Brambles Ltd.	2,276,166	19,356
AMP Ltd.	4,235,520	18,233
Insurance Australia Group Ltd.	3,116,474	17,084
Amcor Ltd.	1,741,486	16,991
Transurban Group	2,353,889	14,943
Oil Search Ltd.	1,760,602	14,144
Aurizon Holdings Ltd.	2,972,893	12,989
AGL Energy Ltd.	876,345	12,624
Newcrest Mining Ltd.	1,054,222	11,594
ASX Ltd.	349,238	11,246
Fortescue Metals Group Ltd.	2,252,712	10,033
Orica Ltd.	525,347	9,843
Coca-Cola Amatil Ltd.	787,112	9,014
Sonic Healthcare Ltd.	575,257	8,689
Crown Ltd.	594,706	8,635
Asciano Ltd.	1,498,933	8,166
Lend Lease Group	860,795	8,163
APA Group	1,398,754	7,793
WorleyParsons Ltd.	321,642	7,312
Tatts Group Ltd.	2,470,891	7,147
Computershare Ltd.	751,768	6,964
James Hardie Industries plc	696,833	6,940
Ramsay Health Care Ltd.	201,819	6,817
Bank of Queensland Ltd.	660,909	6,668
Bendigo and Adelaide Bank Ltd.	699,103	6,541
Iluka Resources Ltd.	603,566	6,473
Incitec Pivot Ltd.	2,509,767	6,302
Toll Holdings Ltd.	1,084,169	5,905
Boral Ltd.	1,240,808	5,569
Sydney Airport	1,486,517	5,453
ALS Ltd.	549,679	5,385
Cochlear Ltd.	82,802	4,677
Shopping Centres Australasia Property Group	3,219,295	4,599

Metcash Ltd.	1,535,907	4,589
Leighton Holdings Ltd.	254,648	4,578
Challenger Ltd.	883,593	4,538
Tabcorp Holdings Ltd.	1,416,025	4,335
Treasury Wine Estates Ltd.	979,561	4,045
SP AusNet	3,590,962	4,022
Ansell Ltd.	201,477	3,926
IOOF Holdings Ltd.	505,238	3,923
Caltex Australia Ltd.	222,763	3,849
Flight Centre Ltd.	84,857	3,827
Aristocrat Leisure Ltd.	885,350	3,818
* BlueScope Steel Ltd.	840,530	3,673
* Alumina Ltd.	3,842,571	3,672
Echo Entertainment Group Ltd.	1,326,325	3,437
DuluxGroup Ltd.	679,757	3,347
Perpetual Ltd.	87,842	3,215
Downer EDI Ltd.	708,914	2,976
Adelaide Brighton Ltd.	856,792	2,950
Harvey Norman Holdings Ltd.	836,014	2,485
Platinum Asset Management Ltd.	483,732	2,483
* Qantas Airways Ltd.	1,781,124	2,455
* Sims Metal Management Ltd.	266,653	2,369
Wesfarmers Ltd. Price Protected Shares	58,675	2,280
Seven West Media Ltd.	1,009,420	2,262
Arrium Ltd.	1,933,985	2,208
CSR Ltd.	891,140	2,040
Envestra Ltd.	1,963,919	2,008
Goodman Fielder Ltd.	2,905,296	1,926
OZ Minerals Ltd.	461,331	1,914
* Whitehaven Coal Ltd.	973,206	1,827
New Hope Corp. Ltd.	469,357	1,705
Fairfax Media Ltd.	3,345,462	1,674
Macquarie Atlas Roads Group	688,967	1,576
Nufarm Ltd.	325,062	1,441
GWA Group Ltd.	459,597	1,303
Atlas Iron Ltd.	1,525,250	1,243
* Ten Network Holdings Ltd.	3,255,339	880
* Paladin Energy Ltd.	1,757,950	801
* Aquila Resources Ltd.	356,288	716
* Energy Resources of Australia Ltd.	505,619	658
		1,415,600
Austria (0.3%)
Erste Group Bank AG	400,666	12,662
OMV AG	201,342	9,942
Voestalpine AG	155,202	7,420
Andritz AG	98,047	5,770
IMMOFINANZ AG	1,290,732	5,635
Vienna Insurance Group AG Wiener Versicherung Gruppe	62,326	3,201
Telekom Austria AG	280,383	2,347
Raiffeisen Bank International AG	65,108	2,131
Verbund AG	87,786	1,986
Strabag SE	27,080	676
		51,770
Belgium (1.0%)
Anheuser-Busch InBev NV	1,081,611	107,293
KBC Groep NV	344,900	16,970

Solvay SA Class A	77,482	11,621
Ageas	281,762	11,417
UCB SA	151,663	9,230
Delhaize Group SA	138,608	8,736
Umicore SA	150,830	7,324
Colruyt SA	92,381	5,125
Belgacom SA	170,073	4,523
Telenet Group Holding NV	61,888	3,079
		185,318
Denmark (1.1%)
Novo Nordisk A/S Class B	534,596	90,541
* Danske Bank A/S	1,071,122	23,099
AP Moeller - Maersk A/S Class B	1,876	17,209
Carlsberg A/S Class B	143,520	14,792
Novozymes A/S	309,949	11,862
TDC A/S	1,035,789	8,769
Coloplast A/S Class B	129,734	7,389
AP Moeller - Maersk A/S Class A	811	7,011
DSV A/S	211,349	5,997
Chr Hansen Holding A/S	120,552	4,272
FLSmidth & Co. A/S	69,429	3,739
Tryg A/S	33,962	3,129
* William Demant Holding A/S	22,965	2,123
H Lundbeck A/S	72,000	1,568
Rockwool International A/S Class B	4,561	738
		202,238
Finland (0.8%)
* Nokia Oyj	5,098,820	33,356
Sampo	669,512	28,800
Kone Oyj Class B	257,037	22,959
Fortum Oyj	618,930	13,971
Wartsila OYJ Abp	232,546	10,519
UPM-Kymmene Oyj	709,995	9,824
Nokian Renkaat Oyj	185,037	9,408
Metso Oyj	182,385	7,168
Stora Enso Oyj	777,398	6,592
Neste Oil Oyj	173,762	3,846
Kesko Oyj Class B	87,904	2,640
		149,083
France (9.0%)
Total SA	2,747,098	159,230
Sanofi	1,549,585	156,937
BNP Paribas SA	1,324,796	89,615
LVMH Moet Hennessy Louis Vuitton SA	334,647	65,947
Schneider Electric SA	707,100	59,833
Air Liquide SA	415,654	57,916
Danone SA	743,244	55,962
AXA SA	2,349,175	54,522
L'Oreal SA	315,937	54,230
Societe Generale SA	962,380	47,945
European Aeronautic Defence and Space Co. NV	750,556	47,827
GDF Suez	1,777,226	44,548
Vivendi SA	1,777,833	40,896
Unibail-Rodamco SE	159,071	39,464
Vinci SA	636,344	37,046
Pernod Ricard SA	264,021	32,785

Orange SA	2,409,400	30,170
Essilor International SA	262,886	28,273
Carrefour SA	802,294	27,519
Cie Generale des Etablissements Michelin	247,709	27,471
Cie de St-Gobain	508,654	25,246
Kering	99,635	22,328
Legrand SA	336,595	18,680
Safran SA	295,778	18,217
Renault SA	224,444	17,899
Lafarge SA	242,618	16,929
Publicis Groupe SA	209,368	16,655
Technip SA	141,258	16,584
* Credit Agricole SA	1,367,589	15,080
Christian Dior SA	70,844	13,904
Dassault Systemes SA	89,768	11,982
Klepierre	274,982	11,926
Cap Gemini SA	193,814	11,526
SES SA	396,734	11,353
Electricite de France SA	348,487	11,023
Sodexo	118,001	11,012
* Alcatel-Lucent	3,053,770	10,872
Fonciere Des Regions	125,199	10,382
Alstom SA	288,067	10,252
Gecina SA	78,328	10,017
Accor SA	225,560	9,373
Veolia Environnement SA	546,084	9,336
Bureau Veritas SA	287,795	9,084
Vallourec SA	150,888	9,041
ICADE	96,966	8,853
Valeo SA	102,107	8,715
Edenred	260,053	8,449
Arkema SA	73,212	8,158
STMicroelectronics NV	877,057	8,094
Bouygues SA	215,247	7,879
Iliad SA	30,140	7,031
Zodiac Aerospace	43,693	6,955
Thales SA	124,433	6,838
Casino Guichard Perrachon SA	65,944	6,798
Rexel SA	250,266	6,367
Wendel SA	45,774	6,207
SCOR SE	185,444	6,146
Suez Environnement Co.	362,274	5,880
Natixis	1,217,746	5,831
Aeroports de Paris	54,631	5,720
Groupe Eurotunnel SA	609,525	5,555
* CGG	226,834	5,229
Eutelsat Communications SA	164,543	5,201
Lagardere SCA	153,176	4,975
* Peugeot SA	291,164	4,789
AtoS	61,032	4,765
Societe BIC SA	35,365	4,113
Hermes International	10,632	3,828
CNP Assurances	201,573	3,633
Bollore SA	6,336	3,312
Remy Cointreau SA	29,534	3,147
Eurazeo SA	48,480	3,115
Eiffage SA	51,085	2,802

JCDecaux SA	72,694	2,676
SEB SA	28,957	2,539
Societe Television Francaise 1	137,059	2,387
Imerys SA	33,170	2,316
* Air France-KLM	193,725	1,929
Euler Hermes SA	12,637	1,543
Ipsen SA	32,633	1,255
BioMerieux	10,661	1,033
Eramet	8,384	846
		1,671,746
Germany (8.1%)
Bayer AG	1,130,421	133,312
Siemens AG	1,077,579	129,954
BASF SE	1,254,241	120,282
Daimler AG	1,350,690	105,313
Allianz SE	622,294	97,905
SAP AG	1,227,547	90,783
Deutsche Bank AG	1,390,926	63,845
Deutsche Telekom AG	4,147,613	60,071
Linde AG	248,978	49,340
Bayerische Motoren Werke AG	433,656	46,637
E.ON SE	2,511,470	44,693
Volkswagen AG Prior Pfd.	187,850	44,292
Muenchener Rueckversicherungs AG	217,986	42,612
Deutsche Post AG	1,134,916	37,643
Adidas AG	286,456	31,072
Continental AG	136,266	23,101
RWE AG	665,065	22,629
Fresenius SE & Co. KGaA	176,142	21,867
Deutsche Boerse AG	271,929	20,465
Henkel AG & Co. KGaA Prior Pfd.	193,911	19,984
Fresenius Medical Care AG & Co. KGaA	283,496	18,431
Porsche Automobil Holding SE Prior Pfd.	205,930	17,976
Henkel AG & Co. KGaA	200,838	17,793
Infineon Technologies AG	1,477,323	14,806
HeidelbergCement AG	191,418	14,791
Commerzbank AG	1,278,519	14,724
Merck KGaA	91,989	14,358
* Kabel Deutschland Holding AG	117,742	13,842
* ThyssenKrupp AG	525,967	12,596
Beiersdorf AG	139,088	12,349
Brenntag AG	67,665	11,265
Volkswagen AG	48,465	10,995
GEA Group AG	236,536	9,721
LANXESS AG	112,825	7,325
Metro AG	182,667	7,254
* QIAGEN NV	319,377	6,876
K&S AG	261,807	6,768
Hannover Rueck SE	84,396	6,202
* Deutsche Lufthansa AG	314,782	6,141
Bilfinger SE	52,474	5,525
Hugo Boss AG	41,359	5,349
* OSRAM Licht AG	113,749	5,340
MAN SE	40,474	4,826
United Internet AG	127,161	4,818
MTU Aero Engines AG	45,142	4,215
Fraport AG Frankfurt Airport Services Worldwide	55,086	3,865

Hochtief AG	42,532	3,713
Fuchs Petrolub SE	49,479	3,576
Software AG	92,124	3,279
Axel Springer AG	55,814	3,113
Suedzucker AG	93,039	2,740
* Telefonica Deutschland Holding AG	343,614	2,712
Celesio AG	111,900	2,518
* TUI AG	179,600	2,294
Fuchs Petrolub SE Prior Pfd.	27,250	2,281
Wacker Chemie AG	19,218	1,897
Salzgitter AG	45,501	1,890
* Talanx AG	46,131	1,554
Puma SE	4,541	1,363
Fielmann AG	8,993	952
Generali Deutschland Holding AG	4,856	740
Deutsche Postbank AG	15,493	732
Kabel Deutschland Holding AG	2,992	380
		1,499,685
Greece (0.0%)
* Hellenic Telecommunications Organization SA	347,181	3,613
Hellenic Petroleum SA	104,319	1,101
		4,714
Hong Kong (3.4%)
AIA Group Ltd.	16,312,176	76,758
Hutchison Whampoa Ltd.	3,211,512	38,517
Sun Hung Kai Properties Ltd.	2,143,768	29,179
Cheung Kong Holdings Ltd.	1,840,500	28,019
Hong Kong Exchanges and Clearing Ltd.	1,617,977	25,959
Sands China Ltd.	3,266,400	20,221
* Galaxy Entertainment Group Ltd.	2,800,037	19,676
Link REIT	3,953,000	19,327
Hong Kong & China Gas Co. Ltd.	7,854,689	18,908
Wharf Holdings Ltd.	2,086,815	18,082
Jardine Matheson Holdings Ltd.	318,400	17,487
CLP Holdings Ltd.	2,004,432	16,325
Power Assets Holdings Ltd.	1,811,600	16,220
Hang Seng Bank Ltd.	959,505	15,648
BOC Hong Kong Holdings Ltd.	4,615,000	14,828
Want Want China Holdings Ltd.	9,070,000	13,793
Swire Pacific Ltd. Class A	956,588	11,475
Li & Fung Ltd.	7,753,670	11,294
Hongkong Land Holdings Ltd.	1,643,000	10,826
Hang Lung Properties Ltd.	3,123,810	10,637
Jardine Strategic Holdings Ltd.	307,500	10,411
Henderson Land Development Co. Ltd.	1,472,756	9,087
China Mengniu Dairy Co. Ltd.	1,885,000	8,456
New World Development Co. Ltd.	5,275,125	7,928
Bank of East Asia Ltd.	1,685,463	7,140
Tingyi Cayman Islands Holding Corp.	2,632,000	6,981
SJM Holdings Ltd.	2,431,000	6,850
Prada SPA	702,900	6,827
MTR Corp. Ltd.	1,681,000	6,656
Sino Land Co. Ltd.	4,347,300	6,405
Wheelock & Co. Ltd.	1,170,000	6,207
Hang Lung Group Ltd.	1,145,000	6,120
Swire Properties Ltd.	1,792,224	5,032

Samsonite International SA	1,760,700	4,922
Wynn Macau Ltd.	1,357,200	4,639
Sun Art Retail Group Ltd.	3,162,500	4,538
Cheung Kong Infrastructure Holdings Ltd.	649,000	4,501
Kerry Properties Ltd.	1,033,000	4,412
Techtronic Industries Co.	1,685,000	4,393
AAC Technologies Holdings Inc.	955,500	4,356
Hysan Development Co. Ltd.	939,000	4,192
Esprit Holdings Ltd.	2,531,500	4,054
First Pacific Co. Ltd.	3,508,000	3,877
MGM China Holdings Ltd.	985,200	3,277
Wing Hang Bank Ltd.	214,275	3,249
ASM Pacific Technology Ltd.	316,400	3,214
Shangri-La Asia Ltd.	1,920,552	3,182
Yue Yuen Industrial Holdings Ltd.	1,124,500	3,139
NWS Holdings Ltd.	1,833,500	2,850
Melco International Development Ltd.	1,010,000	2,714
VTech Holdings Ltd.	202,100	2,611
Cathay Pacific Airways Ltd.	1,099,770	2,157
Hopewell Holdings Ltd.	624,500	2,092
Xinyi Glass Holdings Ltd.	2,244,000	2,070
PCCW Ltd.	4,646,000	2,056
Television Broadcasts Ltd.	323,400	2,040
Chow Tai Fook Jewellery Group Ltd.	1,361,000	1,952
* Semiconductor Manufacturing International Corp.	28,276,000	1,909
New World China Land Ltd.	3,628,000	1,825
* FIH Mobile Ltd.	2,903,001	1,800
Shougang Fushan Resources Group Ltd.	4,950,000	1,669
L'Occitane International SA	569,500	1,489
Shui On Land Ltd.	4,501,500	1,450
Uni-President China Holdings Ltd.	1,387,000	1,383
Orient Overseas International Ltd.	219,300	1,289
Lifestyle International Holdings Ltd.	568,000	1,209
Shun Tak Holdings Ltd.	2,080,000	1,167
Cafe de Coral Holdings Ltd.	352,000	1,092
Huabao International Holdings Ltd.	2,480,000	1,043
Kowloon Development Co. Ltd.	730,000	904
Dah Sing Financial Holdings Ltd.	155,200	896
Hopewell Highway Infrastructure Ltd.	1,765,500	888
* United Co. RUSAL plc	2,870,000	883
Johnson Electric Holdings Ltd.	1,179,500	854
Parkson Retail Group Ltd.	1,871,500	787
Texwinca Holdings Ltd.	798,000	739
Dah Sing Banking Group Ltd.	344,400	614
* Brightoil Petroleum Holdings Ltd.	3,601,000	599
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,372,000	594
* China Rongsheng Heavy Industries Group Holdings Ltd.	4,552,500	535
Hutchison Harbour Ring Ltd.	5,334,000	413
* Mongolian Mining Corp.	1,272,500	228
		634,025
Ireland (0.1%)
Kerry Group plc Class A	189,075	11,505
* Elan Corp. plc	625,935	9,730
Ryanair Holdings plc ADR	124,266	6,181
Ryanair Holdings plc	158,664	1,351
		28,767

Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	1,172,451	44,306
Bank Hapoalim BM	1,353,532	6,849
* Bank Leumi Le-Israel BM	1,708,949	6,355
Israel Chemicals Ltd.	618,467	5,223
Bezeq The Israeli Telecommunication Corp. Ltd.	2,641,116	4,855
NICE Systems Ltd.	68,955	2,858
Azrieli Group	67,307	2,139
Delek Group Ltd.	5,798	1,892
Gazit-Globe Ltd.	132,138	1,775
* Israel Discount Bank Ltd. Class A	965,214	1,740
* Israel Corp. Ltd.	3,225	1,704
Mizrahi Tefahot Bank Ltd.	131,247	1,445
Elbit Systems Ltd.	22,182	1,197
* EZchip Semiconductor Ltd.	38,337	949
* Paz Oil Co. Ltd.	5,138	844
Osem Investments Ltd.	36,278	811
Harel Insurance Investments & Financial Services Ltd.	131,463	754
* Partner Communications Co. Ltd.	87,425	700
Shikun & Binui Ltd.	239,883	562
Strauss Group Ltd.	31,840	561
* Oil Refineries Ltd.	1,230,089	481
Clal Insurance Enterprises Holdings Ltd.	23,877	431
* Cellcom Israel Ltd. (Registered)	36,689	410
* Delek Energy Systems Ltd.	535	354
Migdal Insurance & Financial Holding Ltd.	176,457	295
First International Bank Of Israel Ltd.	14,196	233
* Ormat Industries	34,156	223
Shufersal Ltd.	37,385	161
Delek Automotive Systems Ltd.	6,049	71
		90,178
Italy (2.0%)
Eni SPA	3,340,072	76,782
UniCredit SPA	6,088,125	38,878
Assicurazioni Generali SPA	1,693,777	33,889
Enel SPA	8,799,360	33,787
Intesa Sanpaolo SPA (Registered)	14,995,133	31,018
Tenaris SA	646,722	15,129
Snam SPA	2,823,401	14,309
Telecom Italia SPA (Registered)	15,931,505	13,108
Luxottica Group SPA	236,841	12,551
* Fiat SPA	1,156,001	9,225
Terna Rete Elettrica Nazionale SPA	1,907,540	8,611
Atlantia SPA	397,184	8,088
Saipem SPA	339,974	7,385
Prysmian SPA	283,065	6,941
Unione di Banche Italiane SCPA	1,176,541	5,961
Exor SPA	158,335	5,958
Enel Green Power SPA	2,150,478	4,617
Mediobanca SPA	611,269	4,271
Pirelli & C. SPA	323,314	4,210
Telecom Italia SPA (Bearer)	5,865,375	3,898
* Mediaset SPA	893,375	3,625
* Banco Popolare SC	2,410,460	3,590
* Finmeccanica SPA	471,746	2,824
Davide Campari-Milano SPA	324,121	2,814
* Banca Monte dei Paschi di Siena SPA	8,082,880	2,247

Gtech SPA	72,770	2,082
* Autogrill SPA	116,847	2,057
Mediolanum SPA	251,655	1,833
Buzzi Unicem SPA	88,986	1,388
Parmalat SPA	348,312	1,169
		362,245
Japan (21.8%)
Toyota Motor Corp.	3,599,918	230,890
Mitsubishi UFJ Financial Group Inc.	19,240,844	123,418
Honda Motor Co. Ltd.	2,440,439	93,280
Sumitomo Mitsui Financial Group Inc.	1,830,358	88,636
Softbank Corp.	1,275,900	88,608
Mizuho Financial Group Inc.	32,754,261	71,206
Japan Tobacco Inc.	1,587,000	57,211
Mitsubishi Estate Co. Ltd.	1,727,935	51,209
Takeda Pharmaceutical Co. Ltd.	1,069,094	50,493
Canon Inc.	1,549,133	49,602
East Japan Railway Co.	522,000	44,988
FANUC Corp.	267,900	44,398
Hitachi Ltd.	6,357,758	42,128
Mitsubishi Corp.	1,966,986	39,937
Nippon Steel & Sumitomo Metal Corp.	11,554,580	39,355
Seven & I Holdings Co. Ltd.	1,072,241	39,308
Mitsui Fudosan Co. Ltd.	1,154,738	38,995
KDDI Corp.	747,500	38,414
Nomura Holdings Inc.	4,832,377	37,797
Shin-Etsu Chemical Co. Ltd.	566,500	34,758
Nissan Motor Co. Ltd.	3,433,800	34,656
Mitsui & Co. Ltd.	2,355,000	34,340
Bridgestone Corp.	916,531	33,589
Astellas Pharma Inc.	642,514	32,820
Komatsu Ltd.	1,300,500	32,472
Central Japan Railway Co.	252,800	32,448
NTT DOCOMO Inc.	1,937,700	31,399
Sumitomo Realty & Development Co. Ltd.	655,000	31,219
Denso Corp.	659,200	30,931
Tokio Marine Holdings Inc.	929,000	30,457
Sony Corp.	1,367,800	29,360
Nippon Telegraph & Telephone Corp.	551,900	28,727
Mitsubishi Electric Corp.	2,710,000	28,596
Panasonic Corp.	2,907,453	28,146
Fast Retailing Co. Ltd.	72,500	27,343
ITOCHU Corp.	2,130,300	26,244
Sumitomo Mitsui Trust Holdings Inc.	5,206,270	25,876
Toshiba Corp.	5,691,000	25,648
Mitsubishi Heavy Industries Ltd.	4,390,000	25,316
Kubota Corp.	1,725,000	25,071
Keyence Corp.	63,918	24,320
Fuji Heavy Industries Ltd.	858,000	23,909
Kyocera Corp.	447,400	23,859
Kao Corp.	721,701	22,538
Daiwa Securities Group Inc.	2,427,000	21,903
Murata Manufacturing Co. Ltd.	276,100	21,150
Sumitomo Corp.	1,536,400	20,765
SMC Corp.	85,500	20,406
Tokyo Gas Co. Ltd.	3,583,000	19,652
MS&AD Insurance Group Holdings	748,933	19,630

Daikin Industries Ltd.	363,700	19,412
Dai-ichi Life Insurance Co. Ltd.	1,317,500	18,868
Marubeni Corp.	2,330,000	18,427
Secom Co. Ltd.	292,200	18,315
Kirin Holdings Co. Ltd.	1,230,000	17,958
JX Holdings Inc.	3,399,950	17,670
Daiichi Sankyo Co. Ltd.	966,963	17,561
JFE Holdings Inc.	634,000	16,530
* Mazda Motor Corp.	3,670,000	16,498
Daiwa House Industry Co. Ltd.	867,000	16,378
Eisai Co. Ltd.	401,400	16,336
Asahi Group Holdings Ltd.	604,300	15,909
Sumitomo Electric Industries Ltd.	1,067,500	15,526
FUJIFILM Holdings Corp.	641,000	15,448
Nitto Denko Corp.	230,100	15,006
Toray Industries Inc.	2,210,000	14,574
Asahi Kasei Corp.	1,894,000	14,304
Hoya Corp.	603,100	14,266
Suzuki Motor Corp.	578,700	13,948
NKSJ Holdings Inc.	537,700	13,870
* Kansai Electric Power Co. Inc.	1,062,850	13,673
Resona Holdings Inc.	2,661,236	13,663
Chubu Electric Power Co. Inc.	983,700	13,512
Terumo Corp.	253,700	13,061
Nidec Corp.	155,000	13,059
Yamato Holdings Co. Ltd.	571,700	12,912
Tokyo Electron Ltd.	239,400	12,880
Tokyu Corp.	1,794,000	12,822
Oriental Land Co. Ltd.	76,500	12,650
* Tokyo Electric Power Co. Inc.	1,995,270	12,430
* Olympus Corp.	404,127	12,345
Osaka Gas Co. Ltd.	2,866,000	12,217
Ajinomoto Co. Inc.	904,500	11,901
Aisin Seiki Co. Ltd.	276,500	11,854
Dentsu Inc.	309,488	11,806
West Japan Railway Co.	272,700	11,692
Isuzu Motors Ltd.	1,755,000	11,634
Aeon Co. Ltd.	825,873	11,400
T&D Holdings Inc.	908,630	11,283
Ricoh Co. Ltd.	968,000	11,217
JGC Corp.	303,000	10,970
Sekisui House Ltd.	805,859	10,871
Sumitomo Metal Mining Co. Ltd.	758,000	10,771
Daito Trust Construction Co. Ltd.	106,800	10,688
Yahoo Japan Corp.	1,846,400	10,506
Omron Corp.	289,500	10,487
Shizuoka Bank Ltd.	902,000	10,290
Bank of Yokohama Ltd.	1,784,000	10,231
Makita Corp.	173,900	10,132
Hankyu Hanshin Holdings Inc.	1,803,000	10,021
Shiseido Co. Ltd.	555,700	10,009
Dai Nippon Printing Co. Ltd.	916,800	9,720
Unicharm Corp.	165,000	9,656
Shimano Inc.	107,900	9,650
Shionogi & Co. Ltd.	455,600	9,591
Kawasaki Heavy Industries Ltd.	2,180,000	9,494
Kintetsu Corp.	2,491,190	9,301

* Fujitsu Ltd.	2,459,000	9,205
* Kyushu Electric Power Co. Inc.	636,100	9,102
Mitsubishi Chemical Holdings Corp.	1,932,000	9,053
Odakyu Electric Railway Co. Ltd.	894,000	8,899
Nikon Corp.	484,600	8,494
Tobu Railway Co. Ltd.	1,604,000	8,482
Sumitomo Chemical Co. Ltd.	2,198,000	8,411
IHI Corp.	1,982,000	8,381
Toyota Tsusho Corp.	318,093	8,341
Asahi Glass Co. Ltd.	1,342,035	8,338
LIXIL Group Corp.	396,512	8,174
* Tohoku Electric Power Co. Inc.	660,200	8,133
NEC Corp.	3,482,400	8,091
Chiba Bank Ltd.	1,101,000	8,063
Sega Sammy Holdings Inc.	273,688	7,897
Isetan Mitsukoshi Holdings Ltd.	523,740	7,786
Yakult Honsha Co. Ltd.	152,200	7,642
Toppan Printing Co. Ltd.	932,000	7,532
Taiheiyo Cement Corp.	1,681,000	7,351
Lawson Inc.	93,590	7,338
Nippon Yusen KK	2,304,000	7,307
Mitsubishi Materials Corp.	1,744,000	7,226
Taisei Corp.	1,467,000	7,220
* Mitsui OSK Lines Ltd.	1,581,000	7,162
Chugoku Electric Power Co. Inc.	438,700	6,982
Keikyu Corp.	737,000	6,978
Tokyu Land Corp.	669,959	6,948
NSK Ltd.	672,000	6,893
Hisamitsu Pharmaceutical Co. Inc.	121,700	6,802
Chugai Pharmaceutical Co. Ltd.	330,100	6,788
TDK Corp.	170,500	6,717
Nippon Express Co. Ltd.	1,332,000	6,693
Electric Power Development Co. Ltd.	204,340	6,672
TOTO Ltd.	473,000	6,635
* Kobe Steel Ltd.	3,555,000	6,627
Sekisui Chemical Co. Ltd.	640,000	6,528
NGK Spark Plug Co. Ltd.	294,000	6,525
Keio Corp.	900,000	6,465
Sysmex Corp.	100,000	6,395
Konica Minolta Inc.	751,500	6,330
Oji Holdings Corp.	1,337,000	6,286
Kuraray Co. Ltd.	520,300	6,254
Credit Saison Co. Ltd.	225,600	6,143
NGK Insulators Ltd.	403,000	6,140
Hulic Co. Ltd.	408,400	6,140
Joyo Bank Ltd.	1,117,000	6,009
Fukuoka Financial Group Inc.	1,326,800	6,008
NTT Data Corp.	177,400	6,004
* Mitsubishi Motors Corp.	525,200	5,835
Yamaha Motor Co. Ltd.	396,000	5,824
J Front Retailing Co. Ltd.	714,200	5,801
Obayashi Corp.	968,000	5,792
Hino Motors Ltd.	389,000	5,765
Trend Micro Inc.	152,000	5,680
Rohm Co. Ltd.	137,400	5,666
MEIJI Holdings Co. Ltd.	102,754	5,632
Tokyo Tatemono Co. Ltd.	608,000	5,590

Daihatsu Motor Co. Ltd.	285,000	5,539
JSR Corp.	295,200	5,492
Santen Pharmaceutical Co. Ltd.	110,000	5,342
Kajima Corp.	1,311,000	5,340
Shinsei Bank Ltd.	2,170,014	5,296
Namco Bandai Holdings Inc.	281,800	5,269
Japan Airlines Co. Ltd.	86,014	5,212
Kansai Paint Co. Ltd.	389,000	5,170
Yaskawa Electric Corp.	365,000	5,156
Iyo Bank Ltd.	491,000	5,156
Nissin Foods Holdings Co. Ltd.	124,900	5,133
Mitsubishi Tanabe Pharma Corp.	364,850	5,121
Mitsubishi Gas Chemical Co. Inc.	603,000	5,082
* Sharp Corp.	1,371,000	5,056
Yokogawa Electric Corp.	351,000	5,013
Nippon Paint Co. Ltd.	310,000	4,963
Toyo Seikan Group Holdings Ltd.	250,000	4,927
Nomura Research Institute Ltd.	141,800	4,926
Stanley Electric Co. Ltd.	230,100	4,906
Suruga Bank Ltd.	283,000	4,879
Aozora Bank Ltd.	1,640,604	4,872
Bank of Kyoto Ltd.	552,000	4,863
Sanrio Co. Ltd.	77,800	4,795
Nitori Holdings Co. Ltd.	52,050	4,767
Kyowa Hakko Kirin Co. Ltd.	462,000	4,757
Yokohama Rubber Co. Ltd.	475,000	4,705
Don Quijote Co. Ltd.	75,000	4,701
Keisei Electric Railway Co. Ltd.	450,000	4,698
Aeon Mall Co. Ltd.	156,700	4,665
Shimizu Corp.	948,000	4,632
Hachijuni Bank Ltd.	738,600	4,598
Amada Co. Ltd.	507,000	4,582
Kikkoman Corp.	249,000	4,566
Sony Financial Holdings Inc.	247,600	4,549
USS Co. Ltd.	313,800	4,544
Nomura Real Estate Holdings Inc.	183,171	4,522
JTEKT Corp.	322,600	4,437
TonenGeneral Sekiyu KK	478,000	4,421
AEON Financial Service Co. Ltd.	138,610	4,366
Asics Corp.	251,996	4,355
Hokuhoku Financial Group Inc.	2,066,000	4,347
Kamigumi Co. Ltd.	508,000	4,325
Daicel Corp.	478,000	4,324
Toho Co. Ltd.	205,100	4,283
Brother Industries Ltd.	377,500	4,274
Shimamura Co. Ltd.	42,600	4,241
Kakaku.com Inc.	180,200	4,213
Takashimaya Co. Ltd.	445,860	4,193
Rinnai Corp.	55,600	4,132
Toyo Suisan Kaisha Ltd.	140,000	4,111
Gunma Bank Ltd.	700,000	4,108
Toho Gas Co. Ltd.	779,000	4,083
Nippon Meat Packers Inc.	284,000	4,076
Sumitomo Rubber Industries Ltd.	262,500	4,063
Nagoya Railroad Co. Ltd.	1,366,000	4,009
SBI Holdings Inc.	308,490	4,004
Shimadzu Corp.	421,000	3,999

Nabtesco Corp.	162,800	3,979
Mitsubishi UFJ Lease & Finance Co. Ltd.	745,200	3,962
Yamaguchi Financial Group Inc.	400,000	3,936
Hokuriku Electric Power Co.	268,100	3,923
Nissan Chemical Industries Ltd.	258,100	3,903
FamilyMart Co. Ltd.	89,400	3,872
Suzuken Co. Ltd.	116,760	3,846
Hamamatsu Photonics KK	101,400	3,830
Mitsui Chemicals Inc.	1,377,000	3,789
ANA Holdings Inc.	1,735,317	3,788
Miraca Holdings Inc.	84,000	3,754
Sankyo Co. Ltd.	76,700	3,750
THK Co. Ltd.	167,800	3,738
Kurita Water Industries Ltd.	174,100	3,699
Marui Group Co. Ltd.	393,500	3,697
Nisshin Seifun Group Inc.	365,640	3,696
* Shikoku Electric Power Co. Inc.	215,800	3,676
Hiroshima Bank Ltd.	854,000	3,645
Air Water Inc.	245,805	3,633
Idemitsu Kosan Co. Ltd.	41,909	3,632
Alfresa Holdings Corp.	70,000	3,614
Yamada Denki Co. Ltd.	1,221,500	3,613
MISUMI Group Inc.	124,200	3,611
Teijin Ltd.	1,558,000	3,601
Sumitomo Heavy Industries Ltd.	786,000	3,584
Nippon Kayaku Co. Ltd.	245,000	3,536
Dena Co. Ltd.	172,500	3,511
* Hokkaido Electric Power Co. Inc.	259,700	3,505
Zeon Corp.	273,000	3,501
Seiko Epson Corp.	210,300	3,472
Kaneka Corp.	530,000	3,467
Casio Computer Co. Ltd.	373,200	3,465
Ebara Corp.	614,000	3,452
Benesse Holdings Inc.	93,300	3,393
Tosoh Corp.	814,000	3,367
Mitsubishi Logistics Corp.	222,000	3,366
Konami Corp.	143,100	3,309
Hitachi Construction Machinery Co. Ltd.	146,700	3,301
Chugoku Bank Ltd.	234,000	3,296
Keihan Electric Railway Co. Ltd.	807,000	3,288
Dowa Holdings Co. Ltd.	324,000	3,280
Dainippon Sumitomo Pharma Co. Ltd.	239,900	3,278
Yamaha Corp.	228,400	3,273
Sojitz Corp.	1,661,300	3,262
Nippon Electric Glass Co. Ltd.	593,500	3,187
* NTN Corp.	700,000	3,176
Nishi-Nippon City Bank Ltd.	1,158,000	3,161
Fuji Electric Co. Ltd.	769,000	3,146
Hakuhodo DY Holdings Inc.	421,400	3,140
GS Yuasa Corp.	537,000	3,131
Koito Manufacturing Co. Ltd.	162,712	3,103
DIC Corp.	1,119,000	3,101
Tsumura & Co.	104,800	3,076
77 Bank Ltd.	615,000	3,035
Taiyo Nippon Sanso Corp.	451,000	3,032
Advantest Corp.	259,200	3,008
MediPal Holdings Corp.	243,300	3,006

Ryohin Keikaku Co. Ltd.	33,200	3,001
Citizen Holdings Co. Ltd.	425,300	2,994
Showa Denko KK	2,169,000	2,948
Toyoda Gosei Co. Ltd.	119,000	2,942
Ube Industries Ltd.	1,556,000	2,939
Showa Shell Sekiyu KK	261,500	2,930
Obic Co. Ltd.	89,600	2,898
Japan Steel Works Ltd.	497,513	2,897
Ibiden Co. Ltd.	175,000	2,872
M3 Inc.	1,030	2,856
Otsuka Corp.	22,160	2,836
Hitachi Metals Ltd.	224,000	2,761
Sawai Pharmaceutical Co. Ltd.	39,300	2,760
* Haseko Corp.	374,000	2,693
COMSYS Holdings Corp.	187,100	2,615
Nippon Shokubai Co. Ltd.	224,000	2,603
NOK Corp.	163,500	2,554
Daido Steel Co. Ltd.	433,000	2,549
Century Tokyo Leasing Corp.	80,700	2,540
Denki Kagaku Kogyo KK	650,000	2,537
NHK Spring Co. Ltd.	246,300	2,530
Park24 Co. Ltd.	141,500	2,518
Kewpie Corp.	158,000	2,511
Hitachi Chemical Co. Ltd.	152,500	2,462
Minebea Co. Ltd.	479,000	2,452
Sugi Holdings Co. Ltd.	56,600	2,430
Kobayashi Pharmaceutical Co. Ltd.	42,300	2,423
Takara Holdings Inc.	260,000	2,379
Sundrug Co. Ltd.	47,600	2,376
Yamato Kogyo Co. Ltd.	63,100	2,348
Toyobo Co. Ltd.	1,221,000	2,347
Nichirei Corp.	428,000	2,333
Sapporo Holdings Ltd.	528,000	2,297
Nippon Paper Industries Co. Ltd.	144,300	2,288
Sotetsu Holdings Inc.	594,000	2,285
Ito En Ltd.	100,200	2,279
Yamazaki Baking Co. Ltd.	211,000	2,279
Ushio Inc.	181,000	2,254
Sumitomo Osaka Cement Co. Ltd.	556,000	2,241
Mitsui Mining & Smelting Co. Ltd.	765,000	2,231
Wacoal Holdings Corp.	209,000	2,229
Azbil Corp.	95,200	2,215
Furukawa Electric Co. Ltd.	957,000	2,213
Taiyo Yuden Co. Ltd.	168,100	2,206
* Acom Co. Ltd.	577,300	2,183
Calbee Inc.	74,896	2,173
Seino Holdings Co. Ltd.	212,000	2,170
Disco Corp.	37,400	2,148
Oracle Corp. Japan	57,300	2,138
Mori Seiki Co. Ltd.	136,300	2,127
Aoyama Trading Co. Ltd.	77,300	2,112
Nagase & Co. Ltd.	164,900	2,101
Shiga Bank Ltd.	367,000	2,087
Coca-Cola West Co. Ltd.	104,400	2,086
Mitsui Engineering & Shipbuilding Co. Ltd.	1,013,000	2,086
Nishi-Nippon Railroad Co. Ltd.	534,000	2,085
Hitachi High-Technologies Corp.	92,551	2,083

Juroku Bank Ltd.	527,000	2,078
Hoshizaki Electric Co. Ltd.	60,100	2,077
* Aiful Corp.	400,700	2,051
Sumitomo Forestry Co. Ltd.	188,500	2,050
UNY Group Holdings Co. Ltd.	317,000	2,048
Rohto Pharmaceutical Co. Ltd.	145,000	2,048
Lion Corp.	333,000	2,031
Glory Ltd.	79,500	2,003
* Alps Electric Co. Ltd.	245,600	1,990
NTT Urban Development Corp.	150,000	1,978
Nexon Co. Ltd.	161,700	1,976
Kawasaki Kisen Kaisha Ltd.	838,000	1,974
Matsui Securities Co. Ltd.	176,800	1,962
Sohgo Security Services Co. Ltd.	96,600	1,936
Keiyo Bank Ltd.	366,000	1,930
OKUMA Corp.	218,000	1,902
Fujikura Ltd.	484,000	1,881
Higo Bank Ltd.	317,000	1,861
Kagome Co. Ltd.	108,700	1,848
Rengo Co. Ltd.	334,000	1,845
Hitachi Capital Corp.	76,000	1,837
Daishi Bank Ltd.	504,000	1,821
KYORIN Holdings Inc.	84,500	1,807
Fukuyama Transporting Co. Ltd.	276,000	1,799
San-In Godo Bank Ltd.	230,000	1,788
* Orient Corp.	643,500	1,783
Kaken Pharmaceutical Co. Ltd.	115,000	1,745
Square Enix Holdings Co. Ltd.	108,300	1,720
House Foods Corp.	110,600	1,719
Senshu Ikeda Holdings Inc.	332,800	1,717
* Dainippon Screen Manufacturing Co. Ltd.	311,000	1,715
Nisshinbo Holdings Inc.	206,000	1,706
Kose Corp.	58,900	1,705
Hokkoku Bank Ltd.	448,000	1,705
Onward Holdings Co. Ltd.	193,000	1,702
Musashino Bank Ltd.	46,300	1,698
K's Holdings Corp.	61,900	1,694
Izumi Co. Ltd.	57,600	1,680
Kagoshima Bank Ltd.	244,000	1,668
Capcom Co. Ltd.	85,400	1,645
Shimachu Co. Ltd.	66,100	1,642
* Cosmo Oil Co. Ltd.	873,000	1,639
SKY Perfect JSAT Holdings Inc.	313,900	1,636
Nanto Bank Ltd.	406,000	1,635
Matsumotokiyoshi Holdings Co. Ltd.	50,400	1,630
Hikari Tsushin Inc.	25,600	1,610
Lintec Corp.	75,400	1,609
H2O Retailing Corp.	193,000	1,600
* Nippon Sheet Glass Co. Ltd.	1,234,000	1,590
Tokai Rika Co. Ltd.	74,200	1,578
KYB Co. Ltd.	240,000	1,558
Nipro Corp.	160,000	1,548
Hyakujushi Bank Ltd.	382,000	1,521
Fuji Media Holdings Inc.	69,000	1,520
Ezaki Glico Co. Ltd.	160,000	1,518
Hyakugo Bank Ltd.	363,000	1,498
North Pacific Bank Ltd.	353,900	1,493

Mochida Pharmaceutical Co. Ltd.	22,600	1,481
Autobacs Seven Co. Ltd.	96,100	1,473
Ogaki Kyoritsu Bank Ltd.	503,000	1,452
Anritsu Corp.	113,300	1,445
Awa Bank Ltd.	265,000	1,436
ABC-Mart Inc.	29,300	1,430
Nippon Television Holdings Inc.	76,600	1,422
Nisshin Steel Holdings Co. Ltd.	104,100	1,386
SCSK Corp.	56,800	1,369
Exedy Corp.	54,400	1,340
Nippo Corp.	78,000	1,337
Maeda Road Construction Co. Ltd.	80,000	1,328
FP Corp.	17,600	1,324
Kokuyo Co. Ltd.	168,500	1,312
Canon Marketing Japan Inc.	97,800	1,302
Shochiku Co. Ltd.	132,000	1,294
Toshiba TEC Corp.	209,000	1,290
Itochu Techno-Solutions Corp.	35,900	1,278
Toyota Boshoku Corp.	93,500	1,256
Asatsu-DK Inc.	45,700	1,242
Toda Corp.	362,000	1,241
Sumco Corp.	150,060	1,224
Pola Orbis Holdings Inc.	34,000	1,219
Takata Corp.	47,300	1,193
Calsonic Kansei Corp.	218,000	1,171
Cosmos Pharmaceutical Corp.	8,700	1,148
Shinko Electric Industries Co. Ltd.	108,600	1,147
Nissan Shatai Co. Ltd.	65,000	1,134
Gree Inc.	143,300	1,116
Tokai Carbon Co. Ltd.	312,000	1,085
Komeri Co. Ltd.	44,100	1,082
Tsuruha Holdings Inc.	12,200	1,076
Sumitomo Bakelite Co. Ltd.	286,000	1,036
Adastria Holdings Co. Ltd.	21,550	1,022
Kandenko Co. Ltd.	165,000	998
Heiwa Corp.	54,200	943
Sumitomo Real Estate Sales Co. Ltd.	27,500	909
Hitachi Transport System Ltd.	63,700	887
Pacific Metals Co. Ltd.	214,000	884
Tokyo Broadcasting System Holdings Inc.	63,300	861
Toppan Forms Co. Ltd.	85,600	837
PanaHome Corp.	121,000	798
Mitsubishi Shokuhin Co. Ltd.	22,300	612
OSAKA Titanium Technologies Co.	27,300	587
Hitachi Koki Co. Ltd.	62,400	495
Tokai Rubber Industries Ltd.	50,400	491
Kansai Urban Banking Corp.	385,000	429
NS Solutions Corp.	20,400	403
* Renesas Electronics Corp.	61,200	293
		4,024,248
Netherlands (2.5%)
Unilever NV	2,091,221	79,815
* ING Groep NV	5,288,721	60,011
ASML Holding NV	447,731	44,225
Koninklijke Philips NV	1,285,750	41,480
Heineken NV	387,285	27,438
Koninklijke Ahold NV	1,243,123	21,537

Akzo Nobel NV	315,880	20,753
Aegon NV	2,554,460	18,901
ArcelorMittal	1,339,359	18,363
Reed Elsevier NV	905,234	18,203
Koninklijke DSM NV	238,356	17,981
* Koninklijke KPN NV	4,182,486	13,317
Gemalto NV	109,787	11,785
Wolters Kluwer NV	391,764	10,101
Corio NV	205,761	8,864
Heineken Holding NV	129,324	8,177
Ziggo NV	191,946	7,778
Randstad Holding NV	136,817	7,717
Fugro NV	104,097	6,346
* SBM Offshore NV	248,085	4,909
Koninklijke Vopak NV	85,380	4,893
TNT Express NV	451,469	4,121
Koninklijke Boskalis Westminster NV	83,673	3,709
* OCI	107,367	3,631
		464,055
New Zealand (0.2%)
Fletcher Building Ltd.	948,974	7,480
Telecom Corp. of New Zealand Ltd.	2,538,869	4,898
Auckland International Airport Ltd.	1,622,441	4,466
SKYCITY Entertainment Group Ltd.	847,680	2,823
Sky Network Television Ltd.	583,584	2,818
Contact Energy Ltd.	534,526	2,402
Fisher & Paykel Healthcare Corp. Ltd.	647,904	1,947
Vector Ltd.	567,583	1,250
Chorus Ltd.	525,571	1,178
Warehouse Group Ltd.	161,764	492
Air New Zealand Ltd.	390,138	491
		30,245
Norway (0.7%)
Statoil ASA	1,336,908	30,365
DNB ASA	1,466,448	22,269
Seadrill Ltd.	482,503	21,671
Telenor ASA	849,858	19,422
Yara International ASA	223,308	9,221
Subsea 7 SA	398,935	8,296
Orkla ASA	1,082,439	7,886
Schibsted ASA	113,095	5,831
Norsk Hydro ASA	1,059,241	4,393
Gjensidige Forsikring ASA	248,459	3,751
Aker Solutions ASA	227,823	3,199
		136,304
Other (0.2%)
* CNH Industrial NV	1,199,419	15,383
* Bank of Ireland	35,113,018	9,960
* Evonik Industries AG	92,104	3,402
* Banco Bilbao Vizcaya Argentaria SA Rights Exp. 10/14/2013	2,399,448	328
* Hyundai Merchant Marine Co. Ltd. Rights Exp. 10/31/2013	6,950	22
* Irish Bank Resolution Corp. Ltd.	257,065	—
		29,095
Portugal (0.2%)
EDP - Energias de Portugal SA	2,307,260	8,429
Galp Energia SGPS SA	415,570	6,914

Jeronimo Martins SGPS SA	332,491	6,823
Portugal Telecom SGPS SA	710,552	3,204
* Banco Espirito Santo SA	2,827,805	3,009
EDP Renovaveis SA	253,761	1,318
		29,697
Singapore (1.5%)
Oversea-Chinese Banking Corp. Ltd.	3,831,300	31,485
DBS Group Holdings Ltd.	2,396,123	31,367
Singapore Telecommunications Ltd.	10,143,290	30,208
United Overseas Bank Ltd.	1,660,504	27,390
Keppel Corp. Ltd.	2,064,904	17,166
Global Logistic Properties Ltd.	4,461,400	10,270
CapitaLand Ltd.	4,003,000	9,870
Genting Singapore plc	8,529,000	9,779
Singapore Exchange Ltd.	1,651,000	9,563
Singapore Press Holdings Ltd.	2,385,250	7,815
City Developments Ltd.	949,000	7,778
Wilmar International Ltd.	3,036,000	7,674
Singapore Technologies Engineering Ltd.	2,259,906	7,522
Hutchison Port Holdings Trust	8,140,251	6,353
Singapore Airlines Ltd.	737,502	6,141
Sembcorp Industries Ltd.	1,449,660	6,121
SembCorp Marine Ltd.	1,288,600	4,658
Keppel Land Ltd.	1,648,000	4,652
ComfortDelGro Corp. Ltd.	2,934,184	4,617
UOL Group Ltd.	888,750	4,363
Jardine Cycle & Carriage Ltd.	142,037	4,326
Noble Group Ltd.	5,364,766	3,983
Golden Agri-Resources Ltd.	9,109,020	3,778
StarHub Ltd.	913,000	3,124
Olam International Ltd.	2,190,800	2,677
Singapore Post Ltd.	2,031,000	2,048
Venture Corp. Ltd.	306,000	1,862
SIA Engineering Co. Ltd.	437,000	1,694
Wing Tai Holdings Ltd.	1,003,000	1,639
Yanlord Land Group Ltd.	1,616,000	1,579
SMRT Corp. Ltd.	1,091,000	1,122
M1 Ltd.	417,000	1,092
* Neptune Orient Lines Ltd.	1,130,000	987
Cosco Corp. Singapore Ltd.	1,408,000	882
Indofood Agri Resources Ltd.	712,000	449
		276,034
South Korea (4.3%)
Samsung Electronics Co. Ltd.	92,766	117,998
Samsung Electronics Co. Ltd. GDR	102,144	65,050
Hyundai Motor Co.	210,361	49,080
POSCO	99,924	29,601
Hyundai Mobis	91,957	24,463
Kia Motors Corp.	359,286	21,811
* SK Hynix Inc.	722,570	20,349
NAVER Corp.	36,643	18,981
LG Chem Ltd.	59,262	16,946
Shinhan Financial Group Co. Ltd.	375,332	15,271
Hyundai Heavy Industries Co. Ltd.	58,759	14,438
Hana Financial Group Inc.	390,740	13,392
Samsung Life Insurance Co. Ltd.	136,049	13,232

Samsung Fire & Marine Insurance Co. Ltd.	52,964	12,159
KT&G Corp.	160,515	11,497
SK Innovation Co. Ltd.	83,558	11,356
KB Financial Group Inc.	321,213	11,309
LG Electronics Inc.	146,868	9,732
Samsung Heavy Industries Co. Ltd.	237,710	9,506
* Shinhan Financial Group Co. Ltd. ADR	234,268	9,488
Samsung C&T Corp.	162,702	9,444
SK Telecom Co. Ltd. ADR	391,170	8,880
Samsung SDI Co. Ltd.	47,126	8,212
LG Corp.	122,007	7,517
* LG Display Co. Ltd.	307,900	7,414
* KB Financial Group Inc. ADR	202,997	7,109
LG Household & Health Care Ltd.	13,432	6,817
Samsung Electro-Mechanics Co. Ltd.	81,888	6,573
E-Mart Co. Ltd.	29,004	6,535
SK Holdings Co. Ltd.	35,073	6,332
* Korea Electric Power Corp.	223,425	6,252
Hyundai Steel Co.	76,061	5,852
Hyundai Engineering & Construction Co. Ltd.	98,140	5,640
Woori Finance Holdings Co. Ltd.	483,160	5,620
Hankook Tire Co. Ltd.	96,807	5,532
Lotte Shopping Co. Ltd.	15,587	5,517
Cheil Industries Inc.	63,301	5,399
S-Oil Corp.	70,004	5,075
BS Financial Group Inc.	323,900	4,837
Korea Zinc Co. Ltd.	15,212	4,602
Orion Corp.	5,010	4,441
Kangwon Land Inc.	163,900	4,345
Coway Co. Ltd.	75,332	4,177
Hyundai Department Store Co. Ltd.	27,355	4,101
Hyundai Glovis Co. Ltd.	20,771	4,069
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	124,820	4,015
Samsung Securities Co. Ltd.	91,167	3,990
OCI Co. Ltd.	23,836	3,826
NCSoft Corp.	21,230	3,776
Celltrion Inc.	86,508	3,763
GS Holdings	69,978	3,674
Lotte Chemical Corp.	19,676	3,633
Amorepacific Corp.	4,269	3,597
* KT Corp. ADR	199,680	3,349
Hyundai Wia Corp.	21,168	3,335
Samsung Engineering Co. Ltd.	42,531	3,267
Daelim Industrial Co. Ltd.	36,107	3,259
Samsung Techwin Co. Ltd.	55,535	3,149
LG Uplus Corp.	289,960	3,117
Cheil Worldwide Inc.	130,250	3,004
SK C&C Co. Ltd.	26,277	2,810
Dongbu Insurance Co. Ltd.	64,660	2,779
CJ CheilJedang Corp.	10,409	2,678
KCC Corp.	6,301	2,648
KT Corp.	77,740	2,604
Doosan Heavy Industries & Construction Co. Ltd.	60,410	2,592
Industrial Bank of Korea	226,850	2,512
Samsung Card Co. Ltd.	67,340	2,507
* Korea Electric Power Corp. ADR	177,871	2,497
DGB Financial Group Inc.	165,630	2,496

Daewoo Securities Co. Ltd.	264,880	2,424
CJ Corp.	21,435	2,315
Korea Investment Holdings Co. Ltd.	59,840	2,306
SK Telecom Co. Ltd.	11,198	2,290
Kumho Petro chemical Co. Ltd.	23,952	2,261
Hanwha Corp.	61,980	2,185
Hyosung Corp.	32,732	2,183
* NHN Entertainment Corp.	19,795	2,174
Hyundai Marine & Fire Insurance Co. Ltd.	77,960	2,121
* Daewoo Engineering & Construction Co. Ltd.	252,480	2,041
Daewoo International Corp.	57,240	2,018
Hyundai Development Co-Engineering & Construction	90,200	2,018
Mando Corp.	16,709	1,983
Korea Gas Corp.	37,041	1,962
Hanwha Life Insurance Co. Ltd.	302,840	1,959
Yuhan Corp.	10,715	1,954
S-1 Corp.	30,419	1,830
Shinsegae Co. Ltd.	8,444	1,813
Woori Investment & Securities Co. Ltd.	164,920	1,778
* Doosan Infracore Co. Ltd.	120,460	1,759
Halla Visteon Climate Control Corp.	46,140	1,750
LS Corp.	24,009	1,730
Hanwha Chemical Corp.	87,880	1,701
Hyundai Hysco Co. Ltd.	37,150	1,591
Doosan Corp.	11,012	1,546
GS Engineering & Construction Corp.	44,260	1,542
Mirae Asset Securities Co. Ltd.	44,574	1,525
Lotte Confectionery Co. Ltd.	957	1,518
AMOREPACIFIC Group	3,993	1,463
* Hyundai Merchant Marine Co. Ltd.	88,310	1,451
Daum Communications Corp.	16,099	1,389
* Korean Air Lines Co. Ltd.	36,752	1,293
Lotte Chilsung Beverage Co. Ltd.	754	1,190
SK Networks Co. Ltd.	194,960	1,183
* CJ Korea Express Co. Ltd.	13,161	1,178
Hite Jinro Co. Ltd.	43,210	1,099
Samsung Fine Chemicals Co. Ltd.	23,855	1,085
NongShim Co. Ltd.	4,525	1,080
Hyundai Securities Co. Ltd.	170,730	1,062
KEPCO Engineering & Construction Co. Inc.	15,437	1,046
SKC Co. Ltd.	30,290	847
LG Hausys Ltd.	6,736	816
Dongkuk Steel Mill Co. Ltd.	58,440	805
* Hanjin Shipping Co. Ltd.	97,220	798
Daishin Securities Co. Ltd. Prior Pfd.	129,700	727
STX Pan Ocean Co. Ltd.	160,820	342
* Hanjin Kal Corp.	15,174	240
Daishin Securities Co. Ltd.	9,030	78
* Korea Gas Corp. Rights Exp. 10/22/2013	6,164	56
		798,333
Spain (2.9%)
* Banco Santander SA	14,998,713	122,287
Banco Bilbao Vizcaya Argentaria SA	7,662,182	85,682
* Telefonica SA	5,405,143	84,029
Inditex SA	286,620	44,212
Iberdrola SA	6,406,142	37,237
Repsol SA	1,197,218	29,683

Amadeus IT Holding SA	525,871	18,646
Abertis Infraestructuras SA	665,325	12,931
Banco de Sabadell SA	4,134,067	10,409
Ferrovial SA	556,637	10,025
Gas Natural SDG SA	445,822	9,321
Grifols SA	223,863	9,193
Red Electrica Corp. SA	149,914	8,533
Banco Popular Espanol SA	1,583,376	8,500
Enagas SA	306,236	7,505
* ACS Actividades de Construccion y Servicios SA	233,722	7,443
* CaixaBank	1,657,943	7,285
Distribuidora Internacional de Alimentacion SA	802,038	6,953
Bankinter SA	886,715	4,776
Mapfre SA	947,429	3,391
Zardoya Otis SA	179,821	2,920
* Endesa SA	111,072	2,891
* Mediaset Espana Comunicacion SA	225,455	2,597
Acciona SA	35,157	2,004
Acerinox SA	72,105	827
* Abertis Infraestructuras SA Rights Exp. 10/9/2013	659,277	641
		539,921
Sweden (3.0%)
Hennes & Mauritz AB Class B	1,310,175	56,923
Telefonaktiebolaget LM Ericsson Class B	4,083,689	54,390
Nordea Bank AB	4,261,762	51,427
Swedbank AB Class A	1,462,305	34,061
Atlas Copco AB Class A	1,111,888	32,572
Volvo AB Class B	2,098,173	31,441
Svenska Handelsbanken AB Class A	679,461	29,071
TeliaSonera AB	3,172,575	24,273
Skandinaviska Enskilda Banken AB Class A	2,115,995	22,430
Sandvik AB	1,514,852	20,923
Svenska Cellulosa AB SCA Class B	817,939	20,611
Assa Abloy AB Class B	440,504	20,242
SKF AB	597,266	16,625
Investment AB Kinnevik	324,414	11,231
Alfa Laval AB	458,403	11,065
Hexagon AB Class B	366,107	11,036
Skanska AB Class B	573,106	11,030
Swedish Match AB	287,080	10,128
Scania AB Class B	456,535	9,787
Getinge AB	258,721	9,250
Electrolux AB Class B	332,750	8,616
Elekta AB Class B	496,689	8,008
Atlas Copco AB Class B	268,475	7,095
Boliden AB	437,569	6,551
* Lundin Petroleum AB	294,241	6,336
Securitas AB Class B	500,473	5,715
* Tele2 AB	412,649	5,275
Modern Times Group AB Class B	82,592	4,310
Husqvarna AB	631,348	4,098
Ratos AB	356,939	3,322
SSAB AB Class A	456,442	2,979
Holmen AB	66,135	2,128
		552,949

Switzerland (8.5%)
Nestle SA	4,368,960	304,666
Roche Holding AG	955,131	257,764
Novartis AG	3,163,807	243,354
UBS AG	4,816,930	98,725
ABB Ltd.	3,135,427	74,057
* Cie Financiere Richemont SA	675,278	67,660
Credit Suisse Group AG	2,074,481	63,442
Zurich Insurance Group AG	201,528	51,952
Syngenta AG	125,606	51,336
Swiss Re AG	502,338	41,619
Swatch Group AG (Bearer)	53,074	34,181
Holcim Ltd.	302,292	22,538
Transocean Ltd.	473,226	21,032
SGS SA	7,110	16,992
Givaudan SA	11,147	16,292
Julius Baer Group Ltd.	317,244	14,813
Swisscom AG	29,401	14,128
Geberit AG	50,205	13,566
Adecco SA	173,590	12,383
Sonova Holding AG	87,114	10,841
Actelion Ltd.	142,652	10,128
Schindler Holding AG (Registered)	60,012	8,734
Kuehne & Nagel International AG	66,432	8,713
Coca-Cola HBC AG	261,342	7,829
Sika AG	2,667	7,782
Swiss Life Holding AG	40,224	7,617
Aryzta AG	110,168	7,363
Baloise Holding AG	63,828	7,060
PSP Swiss Property AG	72,426	6,290
Partners Group Holding AG	25,404	6,235
Lindt & Spruengli AG (Regular)	129	6,131
Clariant AG	357,034	6,029
Lonza Group AG	68,934	5,646
Swiss Prime Site AG	70,298	5,440
Lindt & Spruengli AG	1,248	5,120
Sulzer AG	31,269	4,841
Schindler Holding AG	31,648	4,755
GAM Holding AG	255,874	4,627
DKSH Holding AG	37,397	3,189
EMS-Chemie Holding AG	8,576	3,035
Banque Cantonale Vaudoise	2,970	1,635
Barry Callebaut AG	1,621	1,627
Swatch Group AG (Registered)	1,981	224
		1,561,391
United Kingdom (20.1%)
HSBC Holdings plc	25,247,824	273,268
Vodafone Group plc	65,854,534	231,139
BP plc	25,576,074	179,311
Royal Dutch Shell plc Class A	5,364,810	176,855
GlaxoSmithKline plc	6,695,116	168,335
British American Tobacco plc	2,588,040	136,207
Royal Dutch Shell plc Class B	3,210,249	110,763
Diageo plc	3,410,119	108,400
AstraZeneca plc	1,698,940	88,320
BG Group plc	4,618,174	88,160
BHP Billiton plc	2,827,362	83,171

Rio Tinto plc	1,686,309	82,314
* Lloyds Banking Group plc	65,230,141	77,667
Barclays plc	17,458,040	74,610
Glencore Xstrata plc	12,973,488	70,645
SABMiller plc	1,280,053	65,107
Prudential plc	3,464,870	64,462
Standard Chartered plc	2,676,278	64,118
Unilever plc	1,639,676	63,751
Reckitt Benckiser Group plc	866,578	63,360
Tesco plc	10,849,221	63,073
National Grid plc	5,085,565	60,074
BT Group plc	10,659,842	59,021
Imperial Tobacco Group plc	1,305,146	48,248
Rolls-Royce Holdings plc	2,533,484	45,582
Anglo American plc London Shares	1,761,011	43,242
Centrica plc	7,056,724	42,234
WPP plc	1,769,278	36,359
Compass Group plc	2,405,190	33,086
BAE Systems plc	4,264,176	31,341
SSE plc	1,280,471	30,539
ARM Holdings plc	1,884,125	30,157
Shire plc	749,309	29,976
Experian plc	1,362,035	25,933
Aviva plc	3,984,437	25,575
Legal & General Group plc	7,776,183	24,675
Pearson plc	1,088,143	22,145
Land Securities Group plc	1,470,172	21,853
Reed Elsevier plc	1,598,786	21,551
CRH plc	858,233	20,622
Tullow Oil plc	1,222,655	20,270
Old Mutual plc	6,655,069	20,201
Kingfisher plc	3,155,285	19,711
British Land Co. plc	2,073,988	19,375
Wolseley plc	357,456	18,494
British Sky Broadcasting Group plc	1,305,205	18,379
Standard Life plc	3,202,639	17,897
Marks & Spencer Group plc	2,148,073	17,260
* Royal Bank of Scotland Group	2,824,653	16,394
Next plc	194,023	16,211
Burberry Group plc	595,431	15,756
Associated British Foods plc	469,289	14,243
Hammerson plc	1,753,180	14,213
Capita plc	873,181	14,074
ITV plc	4,911,127	13,936
Smith & Nephew plc	1,112,967	13,885
WM Morrison Supermarkets plc	2,818,749	12,780
Johnson Matthey plc	272,627	12,389
GKN plc	2,182,750	12,076
J Sainsbury plc	1,848,847	11,718
Smiths Group plc	511,071	11,559
Whitbread plc	237,078	11,372
Intu Properties plc	2,131,364	11,072
Intertek Group plc	200,087	10,715
Weir Group plc	278,369	10,493
Segro plc	2,079,288	10,429
United Utilities Group plc	930,023	10,402
InterContinental Hotels Group plc	343,336	10,023

IMI plc	410,243	9,659
Resolution Ltd.	1,835,645	9,435
RSA Insurance Group plc	4,804,189	9,398
Babcock International Group plc	479,727	9,283
Bunzl plc	417,547	9,044
Severn Trent plc	315,486	8,997
Aggreko plc	345,095	8,955
Randgold Resources Ltd.	122,227	8,762
* Sage Group plc	1,620,964	8,656
G4S plc	2,056,671	8,472
Carnival plc	244,810	8,294
Meggitt plc	912,823	8,108
Aberdeen Asset Management plc	1,322,455	8,099
Rexam plc	1,024,972	7,987
Petrofac Ltd.	348,611	7,920
William Hill plc	1,185,030	7,727
Melrose Industries plc	1,591,381	7,726
Croda International plc	171,977	7,384
AMEC plc	405,148	7,039
Tate & Lyle plc	584,775	6,968
Invensys plc	851,270	6,866
* International Consolidated Airlines Group SA (London Shares)	1,242,338	6,800
London Stock Exchange Group plc	269,467	6,703
Schroders plc (Voting Shares)	159,801	6,663
John Wood Group plc	503,157	6,526
Inmarsat plc	565,711	6,489
Informa plc	735,584	6,251
Cobham plc	1,332,654	6,196
Antofagasta plc	465,504	6,165
easyJet plc	292,472	6,044
Serco Group plc	669,540	5,924
Drax Group plc	523,711	5,778
* Barclays plc Rights Exp. 10/2/2013	4,327,769	5,658
Admiral Group plc	258,581	5,158
Hargreaves Lansdown plc	308,769	4,896
Investec plc	742,136	4,806
Daily Mail & General Trust plc	370,129	4,564
ICAP plc	729,442	4,414
TUI Travel plc	704,130	4,190
Rentokil Initial plc	2,246,220	3,961
Fresnillo plc	225,960	3,558
* Cairn Energy plc	795,651	3,374
Ladbrokes plc	1,218,227	3,336
Ashmore Group plc	522,221	3,296
Man Group plc	2,283,793	3,099
Polyus Gold International Ltd.	999,718	3,098
Polymetal International plc	285,074	3,015
CRH plc	122,321	2,938
* Lonmin plc	536,710	2,772
Schroders plc	61,047	2,132
Vedanta Resources plc	120,662	2,111
* Evraz plc	636,067	1,315
Kazakhmys plc	284,297	1,222
* Eurasian Natural Resources Corp. plc	286,174	985
* Essar Energy plc	343,261	722
Ferrexpo plc	145,179	416

African Barrick Gold plc	150,158	399
		3,710,329
Total Investments (99.9%) (Cost $15,823,130)		18,447,970
Other Assets and Liabilities-Net (0.1%)		15,904
Net Assets (100%)		18,463,874

* Non-income-producing security.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Tax-Managed International Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	52,886	18,395,084	—

D. At September 30, 2013, the cost of investment securities for tax purposes was $15,823,131,000. Net unrealized appreciation of investment securities for tax purposes was $2,624,839,000, consisting of unrealized gains of $3,213,052,000 on securities that had risen in value since their purchase and $588,213,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 15, 2013

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 15, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.